UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

The Hirtle Callaghan Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,
West Conshohocken, PA	19428

(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: 6/30/06

Date of reporting period: 12/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

THE HIRTLE CALLAGHAN TRUST	Semi-Annual Report

December 31, 2005

We are pleased to present the December 31, 2005 Semi-Annual Report for The Hirtle Callaghan Trust (the “Trust”).

The Trust, a diversified open-end management investment company, was organized by Hirtle Callaghan & Co., Inc. to enhance Hirtle Callaghan’s ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of eight separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”), selected by, and under the general supervision of, the Trust’s Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Portfolios

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Fixed Income II Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks — 96.81%
	Institutional Capital Corp. — 81.53%
	Banking — 8.00%
397,200	Bank of New York Co., Inc.	$12,650,820
662,500	BankAmerica Corp.	30,574,375
294,300	Wells Fargo & Co.	18,490,869

		61,716,064

	Beverages — 2.80%
252,100	Cadbury Schweppes PLC	9,652,909
201,800	Pepsico, Inc.	11,922,344

		21,575,253

	Chemicals — 1.80%
181,950	BASF AG	13,915,536

	Computer Software & Services — 2.48%
732,300	Microsoft Corp.	19,149,645

	Computer Systems — 2.49%
330,400	Hewlett Packard Co.	9,459,352
118,150	International Business Machines Corp.	9,711,930

		19,171,282

	Conglomerates — 2.89%
298,100	Altria Group, Inc.	22,274,032

	Diversified — 3.21%
412,600	Honeywell International, Inc.	15,369,350
1,200	Temple – Inland, Inc.	53,820
121,550	Textron, Inc.	9,356,919

		24,780,089

	Electronic Components & Instruments — 1.22%
376,750	Intel Corp.	9,403,680

	Financial Services — 9.17%
163,300	CIT Group, Inc.	8,455,674
656,164	Citigroup, Inc.	31,843,639
82,800	Goldman Sachs Group, Inc.	10,574,388
497,000	J.P. Morgan Chase & Co.	19,725,930

		70,599,631

	Food Processing — 0.90%
122,700	Bunge Ltd.	6,946,047

	Insurance — 4.14%
290,793	Aon Corp.	10,454,008
480,316	The St. Paul Travelers Cos., Inc.	21,455,716

		31,909,724

	Machinery — 0.57%
76,650	Caterpillar, Inc.	4,428,071

	Manufacturing — 1.22%
129,000	Cooper Industries, Ltd., Class – A	9,417,000

Shares or Principal Amount	Security Description	Value
	Metals — 0.52%
83,750	United States Steel Corp.	$4,025,863

	Oil & Gas — 11.59%
51,050	Amerada Hess Corp.	6,474,161
154,618	Conoco, Inc.	8,995,675
472,550	Exxon Mobil Corp.	26,543,133
226,500	Halliburton Co.	14,033,940
223,788	Marathon Oil Corp.	13,644,354
131,900	Occidental Petroleum Corp.	10,536,172
250,100	Weatherford International, Ltd.	9,053,620

		89,281,055

	Pharmaceuticals — 7.78%
413,000	Abbott Laboratories	16,284,590
214,350	Eli Lilly & Co.	12,130,067
295,100	Novartis AG – ADR	15,486,848
366,597	Sanofi-Aventis – ADR	16,093,608

		59,995,113

	Publishing & Printing — 0.83%
186,960	R.R. Donnelley & Sons Co.	6,395,902

	Railroads — 3.39%
182,600	CSX Corp.	9,270,602
376,150	Norfolk Southern Corp.	16,862,805

		26,133,407

	Recreation — 1.61%
231,700	Carnival Corp.	12,388,999

	Restaurants — 2.51%
573,050	McDonald’s Corp.	19,323,246

	Retail — 2.97%
56,200	Sears Holdings Corp. (a)	6,492,786
350,050	Wal-Mart Stores, Inc.	16,382,340

		22,875,126

	Telecommunications — 5.79%
673,900	BellSouth Corp.	18,262,690
365,400	Motorola, Inc.	8,254,386
775,950	Sprint Corp.	18,126,192

		44,643,268

	Utilities — 3.65%
165,550	Dominion Resources, Inc.	12,780,460
223,900	Entergy Corp.	15,370,735

		28,151,195

		628,499,228

	State Street Global Advisors — 15.28%
	Advertising/Marketing — 0.00%
300	Clear Channel Outdoor Holdings, Inc., Class – A (a)	6,015
1,000	Interpublic Group of Cos., Inc. (a)	9,650
299	Lamar Advertising Co. (a)	13,796

		29,461

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Aerospace/Defense — 0.06%
200	Alliant Techsystems, Inc. (a)	$15,234
6,840	Northrop Grumman Corp.	411,152

		426,386

	Airlines & Services — 0.02%
7,489	Southwest Airlines Co.	123,044

	Auction House — 0.00%
1,551	Adesa, Inc.	37,875

	Auto Parts — 0.05%
1,512	Autoliv, Inc.	68,675
700	BorgWarner, Inc.	42,441
2,595	Dana Corp.	18,632
3,267	Genuine Parts Co.	143,486
1,230	Lear Corp.	35,006
425	Paccar, Inc.	29,423
1,400	The Goodyear Tire & Rubber Co. (a)	24,332
800	TRW Automotive Holdings Corp. (a)	21,080

		383,075

	Automobile Production — 0.06%
33,621	Ford Motor Co.	259,554
8,691	General Motors Corp., Class – H	168,779

		428,333

	Banking — 2.07%
2,100	American Capital Strategies	76,041
6,697	AmSouth Bancorp.	175,528
2,685	Associated Banc-Corp.	87,397
1,851	Astoria Financial Corp.	54,419
76,427	Bank of America Corp.	3,527,107
915	Bank of Hawaii Corp.	47,159
14,961	Bank of New York Co., Inc.	476,508
10,489	BB&T Corp.	439,594
424	BOK Financial, Corp.	19,262
4,088	Capital One Financial Corp.	353,210
400	Capitol Federal Financial	13,176
3,800	CIT Group, Inc.	196,764
784	City National Corp.	56,793
3,055	Colonial BankGroup, Inc.	72,770
3,187	Comerica, Inc.	180,894
300	Commerce Bancorp, Inc.	10,323
1,219	Commerce Bancshares, Inc.	63,537
2,372	Compass Bancshares, Inc.	114,544
866	Cullen/Frost Bankers, Inc.	46,487
8,400	Fifth Third Bancorp	316,848
1,520	FirstMerit Corp.	39,383
3,101	Fulton Financial Corp.	54,578

Shares or Principal Amount	Security Description	Value
	Banking (continued)
4,400	Huntington Bancshares, Inc.	$104,500
1,631	Independence Community Bank Corp.	64,800
781	International Bancshares Corp.	22,930
4,431	Janus Capital Group, Inc.	82,550
1,000	Jefferies Group, Inc.	44,980
7,800	KeyCorp	256,854
1,436	M & T Bank Corp.	156,596
4,348	Marshall & Ilsley Corp.	187,138
25,200	MBNA Corp.	684,432
7,525	Mellon Financial Corp.	257,731
1,500	Mercantile Bankshares Corp.	84,660
10,947	National City Corp.	367,491
9,142	North Fork Bancorp., Inc.	250,125
1,657	Northern Trust Corp.	85,866
5,377	PNC Bank Corp.	332,460
5,409	Popular, Inc.	114,400
1,800	Sky Financial Group, Inc.	50,076
7,050	Sovereign Bancorp, Inc.	152,421
6,897	SunTrust Banks, Inc.	501,826
714	TCF Financial Corp.	19,378
1,545	TD Banknorth, Inc.	44,882
35,149	U.S. Bancorp	1,050,604
1,103	UnionBanCal Corp.	75,798
2,124	Valley National Bancorp	51,188
30,206	Wachovia Corp.	1,596,689
1,660	Washington Federal, Inc.	38,163
18,961	Washington Mutual, Inc.	824,804
1,000	Webster Financial Corp.	46,900
28,999	Wells Fargo Co.	1,822,007
1,250	Whitney Holding Corp.	34,450
1,341	Wilmington Trust Corp.	52,178
1,960	Zions Bancorp	148,098

		16,029,297

	Beverages — 0.15%
5,600	Anheuser-Busch Cos., Inc.	240,576
100	Brown-Forman Corp., Class – B	6,932
15,144	Coca-Cola Co.	610,454
5,600	Coca-Cola Enterprises, Inc.	107,352
2,760	Constellation Brands, Inc., Class – A (a)	72,395
920	Molson Coors Brewing Co., Class – B	61,631
2,000	Pepsi Bottling Group, Inc.	57,220
1,307	PepsiAmericas, Inc.	30,401

		1,186,961

	Biotechnology — 0.03%
3,600	Biogen Idec, Inc. (a)	163,188
700	Charles River Laboratories International, Inc. (a)	29,659

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Biotechnology (continued)
100	Chiron Corp. (a)	$4,446
3,102	Millenium Pharmaceuticals (a)	30,089

		227,382

	Broadcasting — 0.06%
6,853	Clear Channel Communications, Inc.	215,526
3,184	Discovery Holding Co., Class – A (a)	48,238
600	Hearst – Argyle Television, Inc.	14,310
5,147	Liberty Global, Inc., Class – A (a)	115,807
991	The DIRECTV Group, Inc. (a)	13,993
2,140	Univision Communications, Inc., Class – A (a)	62,895

		470,769

	Business Services — 0.03%
700	Equifax, Inc.	26,614
300	Fair Issac Corp.	13,251
300	Hewitt Associates, Inc. (a)	8,403
857	Live Nation (a)	11,222
1,247	Manpower, Inc.	57,986
2,500	Sabre Holdings Corp.	60,274
2,000	ServiceMaster Co.	23,900
300	The Brink’s Co.	14,373

		216,023

	Cable — 0.07%
20,296	Comcast Corp., Class – A (a)	526,884

	Casinos/Gaming — 0.01%
1,283	Harrah’s Entertainment, Inc.	91,465

	Chemicals — 0.26%
3,921	Air Products & Chemicals, Inc.	232,084
1,200	Airgas, Inc.	39,480
700	Albemarle Corp.	26,845
1,252	Ashland, Inc.	72,491
1,195	Cabot Corp.	42,781
800	Celanese Corp., Series – A	15,296
2,800	Chemtura Corp.	35,560
700	Cytec Industries, Inc.	33,341
1,049	Dow Chemical Co.	45,967
14,579	E.I. Du Pont De Nemours & Co.	619,607
1,486	Eastman Chemical Co.	76,663
2,250	Engelhard Corp.	67,838
700	FMC Corp. (a)	37,219
1,200	Huntsman Corp. (a)	20,664
1,219	Lubrizol Corp.	52,941
1,062	Monsanto Co.	82,337
3,292	PPG Industries, Inc.	190,607
726	Praxair, Inc.	38,449

Shares or Principal Amount	Security Description	Value
	Chemicals (continued)
2,782	Rohm & Haas Co.	$134,704
1,175	Sigma-Aldrich Corp.	74,366
2,300	The Mosaic Co. (a)	33,649
200	Valhi, Inc.	3,700
1,832	Valspar Corp.	45,195

		2,021,784

	Clothing/Apparel — 0.12%
7,300	Burlington Industries, Inc.	629,260
200	Columbia Sportswear Co. (a)	9,546
2,300	Jones Apparel Group, Inc.	70,656
1,992	Liz Claiborne, Inc.	71,353
800	Polo Ralph Lauren Corp.	44,912
1,700	VF Corp.	94,078

		919,805

	Computer Software & Services — 0.18%
800	Affiliated Computer Services, Inc., Class – A (a)	47,344
3,700	Applera Corp.	98,272
6,500	BEA Systems, Inc. (a)	61,100
2,517	BMC Software, Inc. (a)	51,573
3,000	Cadence Design Systems, Inc. (a)	50,760
1,361	Ceridian Corp. (a)	33,821
200	Checkfree Corp. (a)	9,180
2,500	Computer Associates International, Inc.	70,475
3,657	Computer Sciences Corp. (a)	185,191
3,710	Compuware Corp. (a)	33,279
7,625	Electronic Data Systems Corp.	183,305
2,694	NCR Corp. (a)	91,434
7,500	Novell, Inc. (a)	66,225
800	SanDisk Corp. (a)	50,256
8,600	Siebel Systems, Inc.	90,988
1,600	Sybase, Inc. (a)	34,976
7,070	Symantec Corp. (a)	123,725
600	Symbol Technologies, Inc.	7,692
200	Take-Two Interactive Software, Inc. (a)	3,540
1,000	The Reynolds & Reynolds Co., Class – A	28,070
5,969	Unisys Corp. (a)	34,799

		1,356,005

	Computer Systems — 0.28%
55,415	Hewlett Packard Co.	1,586,531
1,300	Ingram Micro, Inc. (a)	25,909
4,693	International Business Machines Corp.	385,765
26,000	Sun Microsystems, Inc. (a)	108,940
721	Tech Data Corp. (a)	28,609

		2,135,754

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Conglomerates — 0.64%
23,650	Altria Group, Inc.	$1,767,127
1,200	Dover Corp.	48,588
49,112	General Electric Co.	1,721,376
1,500	Hawaiian Electric Industries, Inc.	38,850
16,157	Honeywell International, Inc.	601,848
1,457	IAC/Interactive Corp. (a)	41,248
151	ITT Industries, Inc.	15,526
310	Pentair, Inc.	10,701
6,779	Raytheon Co.	272,177
200	Sprectrum Brands, Inc. (a)	4,062
1,167	SPX Corp.	53,414
649	Teleflex, Inc.	42,172
2,108	Temple – Inland, Inc.	94,544
1,697	Textron, Inc.	130,635
1,200	W.W. Grainger, Inc.	85,320

		4,927,588

	Construction Materials & Supplies — 0.04%
300	Carlisle Cos., Inc.	20,745
634	Lafarge Corp.	34,883
2,100	Louisiana-Pacific Corp.	57,686
137	Martin Marietta Materials, Inc.	10,511
1,705	Masco Corp.	51,473
2,188	RPM International, Inc.	38,006
836	Timken Co.	26,769
670	Vulcan Materials Co.	45,393

		285,466

	Consumer Products & Services — 0.02%
7,100	Mattel, Inc.	112,322
800	The Scotts Co.	36,192

		148,514

	Containers & Packaging — 0.05%
700	Avery Dennison Corp.	38,689
1,642	Ball Corp.	65,219
2,072	Bemis Co., Inc.	57,726
2,988	Owens – Illinois, Inc. (a)	62,868
1,049	Packaging Corp. of America	24,075
2,624	Pactiv Corp. (a)	57,728
1,000	Sealed Air Corp. (a)	56,170
1,954	Sonoco Products Co.	57,448

		419,923

	Education Services — 0.00%
100	Laureate Education, Inc. (a)	5,251

	Electronic Components & Instruments — 0.24%
1,518	Agilent Technologies, Inc. (a)	50,534
2,160	Arrow Electronics, Inc. (a)	69,185
1,938	Avnet, Inc. (a)	46,396

Shares or Principal Amount	Security Description	Value
	Electronic Components & Instruments (continued)
920	AVX Corp.	$13,322
129	Diebold, Inc.	4,902
2,100	Eaton Corp.	140,889
1,253	Emerson Electric Co.	93,599
251	Energizer Holdings, Inc. (a)	12,497
6,600	Freescale Semiconductor, Inc., Class – B (a)	166,122
3,787	General Dynamics Corp.	431,907
1,046	Hubbell, Inc., Class – B	47,196
300	International Rectifier Corp. (a)	9,570
1,600	Intersil Holding Corp.	39,808
2,942	Johnson Controls, Inc.	214,501
200	Mettler-Toledo International, Inc. (a)	11,040
5,600	Micron Technology, Inc. (a)	74,536
1,259	Molex, Inc.	32,671
1,286	Parker-Hannifin Corp.	84,825
1,300	PerkinElmer, Inc.	30,628
4,600	Sanmina-SCI Corp. (a)	19,596
433	Scientific-Atlanta, Inc.	18,649
8,800	Solectron Corp. (a)	32,208
2,400	Synopsys, Inc. (a)	48,144
1,130	Tektronix, Inc.	31,877
1,000	Teradyne, Inc. (a)	14,570
2,000	Thermo Electron Corp. (a)	60,260
600	Thomas & Betts Corp. (a)	25,176
2,055	Vishay Intertechnology, Inc. (a)	28,277

		1,852,885

	Entertainment — 0.09%
28,125	The Walt Disney Co.	674,156
600	Warner Music Group Corp.	11,562

		685,718

	Financial Services — 2.08%
1,420	A.G. Edwards, Inc.	66,541
2,530	Allied Capital Corp.	74,306
1,610	Ambac Financial Group, Inc.	124,067
1,508	Americredit Corp. (a)	38,650
2,900	Ameritrade Holding Corp. (a)	69,600
2,200	Bear Stearns Cos., Inc.	254,166
300	CapitalSource, Inc.	6,720
100	CBOT Holding, Inc., Class – A (a)	9,376
99,485	Citigroup, Inc.	4,828,008
2,700	Convergys Corp. (a)	42,795
10,154	Countrywide Credit Industries, Inc.	347,165
900	Deluxe Corp.	27,126
400	Downey Financial Corp.	27,356
7,100	E*TRADE Group, Inc. (a)	148,106
18,400	Fannie Mae	898,104
100	Federated Investors, Inc.	3,704
2,400	First Horizon National Corp.	92,256

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Financial Services (continued)
13,237	Freddie Mac	$865,038
2,500	Friedman, Billings, Ramsey Group, Inc.	24,750
2,822	Golden West Financial Corp.	186,252
6,436	Goldman Sachs Group, Inc.	821,942
5,619	Hartford Financial Services Group, Inc.	482,616
494	IndyMac Mortgage Holdings, Inc.	19,276
300	Interactive Data Corp.	6,813
2,085	iStar Financial, Inc.	74,330
67,340	J.P. Morgan Chase & Co.	2,672,725
5,313	Lehman Brothers Holdings, Inc.	680,967
18,095	Merrill Lynch & Co., Inc.	1,225,574
1,824	MGIC Investment Corp.	120,056
18,786	Morgan Stanley	1,065,918
1,100	Nationwide Financial Services, Inc.	48,400
400	New Century Financial Corp.	14,428
5,049	New York Community Bancorp	83,409
5,597	Principal Financial Group	265,466
1,225	Raymond James Financial, Inc.	46,146
8,777	Regions Financial Corp.	299,822
1,400	South Financial Group, Inc.	38,556
300	Westcorp	19,983
100	WFS Financial, Inc. (a)	7,615

		16,128,128

	Food – Retail — 0.09%
7,000	Albertson’s, Inc.	149,450
13,952	Kroger Co. (a)	263,413
8,400	Safeway, Inc.	198,744
2,493	Supervalu, Inc.	80,973

		692,580

	Food Processing — 0.22%
12,345	Archer-Daniels-Midland Co.	304,428
2,181	Campbell Soup Co.	64,928
9,791	ConAgra Foods, Inc.	198,561
2,750	Dean Foods Co. (a)	103,565
3,700	Del Monte Foods Co. (a)	38,591
5,299	General Mills, Inc.	261,347
3,137	H.J. Heinz Co.	105,780
1,409	Hormel Foods Corp.	46,046
1,000	J.M. Smucker Co.	44,000
1,500	Kellogg Co.	64,830
4,828	Kraft Foods, Inc.	135,860
848	McCormick & Co., Inc.	26,220
200	Pilgrim’s Pride Corp.	6,632
9,255	Sara Lee Corp.	174,920
1,574	Smithfield Foods, Inc. (a)	48,164
200	The Hershey Co.	11,050

Shares or Principal Amount	Security Description	Value
	Food Processing (continued)
510	TreeHouse Foods, Inc. (a)	$9,547
4,618	Tyson Foods, Inc., Class – A	78,968

		1,723,437

	Funeral Services — 0.01%
6,040	Service Corp. International	49,407

	Furniture & Fixtures — 0.02%
727	Hillenbrand Industry, Inc.	35,921
2,740	Leggett & Platt, Inc.	62,910
772	Mohawk Industries, Inc. (a)	67,149

		165,980

	Health Care — 0.14%
400	Community Health Systems, Inc. (a)	15,336
1,176	Emdeon Corp. (a)	9,949
500	Health Management Associates, Inc., Class – A	10,980
900	Health Net, Inc. (a)	46,395
756	Humana, Inc. (a)	41,073
3,440	McKesson Corp.	177,470
1,626	Medco Health Solutions, Inc. (a)	90,731
1,676	Omnicare, Inc.	95,901
100	Sierra Health Services, Inc. (a)	7,996
7,700	Tenet Healthcare Corp. (a)	58,982
1,025	Triad Hospitals, Inc. (a)	40,211
300	Universal Health Services, Inc.	14,022
5,820	WellPoint, Inc. (a)	464,370

		1,073,416

	Homebuilding/Development — 0.06%
500	Beazer Homes USA, Inc.	36,420
1,100	Centex Corp.	78,639
1,472	D. R. Horton, Inc.	52,595
300	KB Home	21,798
1,048	Lennar Corp.	63,949
269	MDC Holdings, Inc.	16,673
400	Meritage Homes Corp. (a)	25,168
4,068	Pulte Homes, Inc.	160,116
1,100	Standard Pacific Corp.	40,480

		495,838

	Hotels & Lodging — 0.05%
18,162	Cendant Corp.	313,295
1,597	Starwood Hotels & Resorts Worldwide, Inc.	101,984

		415,279

	Household Products & Appliances — 0.07%
1,018	Alberto-Culver Co., Class – B	46,574
2,887	Clorox Co.	164,242
2,700	Colgate-Palmolive Co.	148,095

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Household Products & Appliances (continued)
4,130	Newell Rubbermaid, Inc.	$98,211
1,190	Whirlpool Corp.	99,674

		556,796

	Insurance — 1.03%
1,132	Aetna, Inc.	106,759
1,923	AFLAC, Inc.	89,266
116	Alleghany Corp. (a)	32,944
12,685	Allstate Corp.	685,878
909	American Financial Group, Inc.	34,824
30,825	American International Group, Inc.	2,103,190
200	American National Insurance Co.	23,398
700	AmerUs Group Co.	39,669
5,983	Aon Corp.	215,089
300	Arthur J. Gallagher & Co.	9,264
2,000	Assurant, Inc.	86,980
3,775	Chubb Corp.	368,629
2,463	Cigna Corp.	275,117
3,317	Cincinnati Financial Corp.	148,204
500	CNA Financial Corp. (a)	16,365
3,000	Conseco, Inc. (a)	69,510
600	Erie Indemnity, Inc.	31,920
3,057	Fidelity National Financial, Inc.	112,467
535	Fidelity National Title Group, Inc., Class – A	13,027
1,600	First American Financial Corp.	72,480
4,400	Genworth Financial, Inc.	152,152
900	Hanover Insurance Group, Inc.	37,593
1,006	HCC Insurance Holdings, Inc.	29,858
2,555	Jefferson-Pilot Corp.	145,456
1,549	Leucadia National Corp.	73,516
3,267	Lincoln National Corp.	173,249
2,796	Loews Corp.	265,201
104	Markel Corp. (a)	32,973
10,100	Marsh & McLennan Cos., Inc.	320,776
2,456	MBIA, Inc.	147,753
500	Mercury General Corp.	29,110
8,031	MetLife, Inc.	393,519
3,548	Old Republic International Corp.	93,170
100	Philadelphia Consolidated Holding	9,669
	Corp. (a)
1,766	PMI Group, Inc.	72,530
330	Progressive Corp.	38,537
1,331	Protective Life Corp.	58,258
1,680	Radian Group, Inc.	98,431
500	Reinsurance Group of America, Inc.	23,880
2,400	SAFECO Corp.	135,600
13,011	St. Paul Cos., Inc.	581,201
1,000	StanCorp Financial Group, Inc.	49,950

Shares or Principal Amount	Security Description	Value
	Insurance (continued)
500	The Commerce Group, Inc.	$28,640
1,970	Torchmark Corp.	109,532
427	Transatlantic Holdings, Inc.	28,694
469	Unitrin, Inc.	21,128
5,795	UnumProvident Corp.	131,836
1,737	W.R. Berkley	82,716
47	Wesco Financial Corp.	18,095

		7,918,003

	Machinery, Tools & Engineering — 0.08%
700	Black & Decker Corp.	60,872
400	Cummins, Inc.	35,892
4,234	Deere & Co.	288,377
200	IDEX Corp.	8,222
334	Illinois Tool Works, Inc.	29,389
200	Jacobs Engineering Group, Inc. (a)	13,574
1,100	Novellus Systems (a)	26,532
2,060	Pall Corp.	55,332
1,021	Snap-On, Inc.	38,349
500	Stanley Works	24,020
900	Terex Corp. (a)	53,460

		634,019

	Manufacturing — 0.01%
700	AptarGroup, Inc.	36,540
100	Harsco Corp.	6,751
200	Roper Industries, Inc.	7,902
700	USG Corp. (a)	45,500

		96,693

	Media — 0.37%
34,047	Liberty Media Corp., Class – A (a)	267,950
26,328	News Corp., Class – A	409,400
83,102	Time Warner, Inc.	1,449,299
22095	Viacom, Inc., Class – B	730,097
1,100	Westwood One, Inc.	17,930

		2,874,676

	Medical Equipment & Supplies — 0.04%
77	Bausch & Lomb, Inc.	5,228
2,800	Cardinal Health, Inc.	192,500
1,100	Fisher Scientific International, Inc. (a)	68,046
500	Invitrogen Corp. (a)	33,320
200	The Cooper Cos., Inc.	10,260

		309,354

	Metals — 0.19%
16,838	Alcoa, Inc.	497,899
7,800	Newmont Mining Corp.	416,520
3,000	Nucor Corp.	200,160
900	Phelps Dodge Corp.	129,483
1,670	Precision Castparts Corp.	86,523

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Metals (continued)
860	Rowan Cos., Inc.	$30,650
2,152	United States Steel Corp.	103,447

		1,464,682

	Office Equipment — 0.05%
2,070	Pitney Bowes, Inc.	87,458
810	Steelcase, Inc.	12,822
18,200	Xerox Corp. (a)	266,630

		366,910

	Oil & Gas — 2.02%
1,500	AGL Resources, Inc.	52,215
1,540	Amerada Hess Corp.	195,303
4,500	Anadarko Petroleum Corp.	426,375
6,190	Apache Corp.	424,139
1,400	Atmos Energy Corp.	36,624
4,400	Chesapeake Energy Corp.	139,612
43,374	ChevronTexaco Corp.	2,462,343
26,686	ConocoPhillips	1,552,591
500	CONSOL Energy, Inc.	32,590
400	Cooper Cameron Corp. (a)	16,560
8,416	Devon Energy Corp.	526,337
1,300	Energen Corp.	47,216
787	ENSCO International, Inc.	34,903
148	Equitable Resources, Inc.	5,430
121,675	Exxon Mobil Corp.	6,834,486
1,000	Forest Oil Corp. (a)	45,570
300	Helmerich & Payne, Inc.	18,573
2,233	Kerr-McGee Corp.	202,890
3,723	Lyondell Chemical Co.	88,682
6,912	Marathon Oil Corp.	421,425
2,194	MDU Resources Group, Inc.	71,832
1,387	National-Oilwell, Inc. (a)	86,965
678	Newfield Exploration Co. (a)	33,947
2,860	Noble Energy, Inc.	115,258
7,591	Occidental Petroleum Corp.	606,369
2,000	ONEOK, Inc.	53,260
2,300	Pioneer Natural Resources Co.	117,921
1,156	Pogo Producing Co.	57,580
1,470	Pride International, Inc. (a)	45,203
1,680	Southern Union Co. (a)	39,698
566	Sunoco, Inc.	44,363
600	Tesoro Corp.	36,930
2,000	UGI Corp.	41,200
11,318	Valero Energy Corp.	584,009
1,403	Vectren Corp.	38,105
1,000	Vintage Petroleum, Inc.	53,330
100	Western Gas Resources, Inc.	4,709

		15,594,543

Shares or Principal Amount	Security Description	Value
	Paper Products — 0.15%
9,384	International Paper Co.	$315,396
5,013	Kimberly-Clark Corp.	299,025
3,593	MeadWestvaco Corp.	100,712
1,462	Rayonier, Inc.	58,261
4,800	Smurfit-Stone Container Corp. (a)	68,016
4,562	Weyerhaeuser Co.	302,643

		1,144,053

	Pharmaceuticals — 0.80%
3,700	Abbott Laboratories	145,891
4,014	AmerisourceBergen Corp.	166,180
22,343	Bristol-Myers Squibb Co.	513,442
900	Caremark Rx, Inc. (a)	46,611
1,200	Eli Lilly & Co.	67,908
1,500	Hospira, Inc. (a)	64,170
4,600	King Pharmaceuticals, Inc. (a)	77,832
32,509	Merck & Co., Inc.	1,034,111
2,800	Mylan Laboratories, Inc.	55,888
142,200	Pfizer, Inc.	3,316,104
1,978	Watson Pharmaceuticals, Inc. (a)	64,305
12,900	Wyeth	594,303

		6,146,745

	Photography/Imaging Technology — 0.02%
5,430	Eastman Kodak Co.	127,062

	Publishing & Printing — 0.11%
1,700	Belo (A.H.) Corp.	36,397
4,687	Gannett Co., Inc.	283,893
1,464	Knight-Ridder, Inc.	92,671
808	Lee Enterprises, Inc.	29,823
364	McClatchy Co., Class – A	21,512
2,738	New York Times Co., Class – A	72,420
4,022	R.R. Donnelley & Sons Co.	137,593
4,444	Tribune Co.	134,475
14	Washington Post Co., Class – B	10,710

		819,494

	Railroads — 0.18%
7,130	Burlington Northern Santa Fe Corp.	504,947
4,055	CSX Corp.	205,872
6,580	Norfolk Southern Corp.	294,981
5,049	Union Pacific Corp.	406,495

		1,412,295

	Real Estate — 0.05%
1,601	AMB Property Corp.	78,721
3,726	Kimco Realty Corp.	119,530
3,403	Plum Creek Timber Co., Inc.	122,679
200	Ryland Group, Inc.	14,426
1,760	Trizec Properties	40,339

		375,695

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Real Estate Investment Trusts — 0.42%
2,200	American Financial Realty Trust	$26,400
2,152	Annaly Mortgage Management, Inc.	23,543
1,904	Apartment Investment & Management Co.	72,104
4,000	Archstone-Smith Trust	167,560
1,211	Arden Realty, Inc.	54,289
1,400	AvalonBay Communities, Inc.	124,950
2,066	Boston Properties, Inc.	153,153
958	BRE Properties, Class – A	43,570
900	Camden Property Trust	52,128
1,200	CarrAmerica Realty Corp.	41,556
800	CBL & Associates Properties, Inc.	31,608
800	Centerpoint Properties Corp.	39,584
1,606	Crescent Real Estate Equities Co.	31,831
2,016	Developers Diversified Realty Corp.	94,792
2,700	Duke Realty Corp.	90,180
7,730	Equity Office Properties Trust	234,450
5,471	Equity Residential Properties Trust	214,025
400	Essex Property Trust, Inc.	36,880
600	Federal Realty Investment Trust	36,390
1,699	General Growth Properties, Inc.	79,836
2,496	Health Care Property Investors, Inc.	63,798
1,100	Health Care REIT, Inc.	37,290
900	Healthcare Realty Trust, Inc.	29,943
1,350	Hospitality Properties Trust	54,135
6,749	Host Marriott Corp.	127,894
3,900	HRPT Properties Trust	40,365
500	KKR Financial Corp.	11,995
1,613	Liberty Property Trust	69,117
800	Macerich Co.	53,712
1,167	Mack-Cali Realty Corp.	50,414
2,003	New Plan Excel Realty Trust	46,430
800	Pan Pacific Retail Properties, Inc.	53,512
4,141	ProLogis Trust	193,467
300	Public Storage, Inc.	20,316
1,700	Realty Income Corp.	36,754
1,600	Reckson Associates Realty Corp.	57,568
1,300	Regency Centers Corp.	76,635
900	Shurgard Storage Centers, Class – A	51,039
2,117	Simon Property Group, Inc.	162,226
700	SL Green Realty Corp.	53,473
1,900	Thornburg Mortgage, Inc.	49,780
1,374	United Dominion Realty Trust, Inc.	32,207
2,300	Vornado Realty Trust	191,981
1,550	Weingarten Realty Investors	58,606

		3,271,486

Shares or Principal Amount	Security Description	Value
	Recreation — 0.02%
463	Brunswick Corp.	$18,826
1,657	Expedia, Inc. (a)	39,702
3,059	Hasbro, Inc.	61,730
600	International Speedway Corp.	28,740

		148,998

	Restaurants — 0.12%
400	CBRL Group, Inc.	14,060
24,326	McDonald’s Corp.	820,273
60	Outback Steakhouse, Inc.	2,497
1,082	Wendy’s International, Inc.	59,791

		896,621

	Retail — 0.22%
1,100	American Greetings Corp., Class – A	24,167
700	AnnTaylor Stores Corp. (a)	24,164
3,310	AutoNation, Inc. (a)	71,926
800	Barnes & Noble, Inc.	34,136
1,300	BJ’s Wholesale Club, Inc. (a)	38,428
1,261	Borders Group, Inc.	27,326
1,927	Circuit City Stores, Inc.	43,531
200	Claire’s Stores, Inc.	5,844
5,653	Costco Wholesale Cos.	279,654
1,400	Dillards, Inc., Class – A	34,748
600	Dollar Tree Stores, Inc. (a)	14,364
700	Family Dollar Stores, Inc.	17,353
5,260	Federated Department Stores, Inc.	348,896
1,474	Foot Locker, Inc.	34,772
2,599	J.C. Penney Co.	144,504
5,962	Office Depot, Inc. (a)	187,207
1,404	Officemax, Inc.	35,605
662	Reebok International, Ltd.	38,548
400	Rent-A-Center, Inc. (a)	7,544
9,100	Rite Aid Corp. (a)	31,668
2,071	Saks, Inc. (a)	34,917
988	Sears Holding Corp. (a)	114,144
1,700	Tiffany & Co.	65,093

		1,658,539

	Semiconductors — 0.02%
3,449	Advanced Micro Devices, Inc. (a)	105,539
4,572	LSI Logic Corp. (a)	36,576

		142,115

	Telecommunications — 0.96%
2,328	ADC Telecommunications, Inc. (a)	52,008
6,198	Alltel Corp.	391,094
400	American Tower Corp. (a)	10,840
2,100	Andrew Corp. (a)	22,533
75,150	AT&T, Inc.	1,840,429
2,400	Avaya, Inc. (a)	25,608
35,162	BellSouth Corp.	952,890

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Telecommunications (continued)
2,476	CenturyTel, Inc.	$82,104
6,460	Citizens Communications Co.	79,006
400	Comverse Technology, Inc. (a)	10,636
1,500	Crown Castle International Corp. (a)	40,365
402	Harris Corp.	17,290
15,800	JDS Uniphase Corp. (a)	37,288
2,900	Juniper Networks, Inc. (a)	64,670
900	L-3 Communications Holdings, Inc.	66,915
84,325	Lucent Technologies, Inc. (a)	224,305
5,200	MCI, Inc.	102,596
12,900	McLeodUSA, Inc. (a)	0
9,200	Motorola, Inc.	207,828
1,464	NTL, Inc. (a)	99,669
500	PanAmSat Holding Corp.	12,250
28,100	Qwest Communications International, Inc. (a)	158,765
44,109	Sprint Corp.	1,030,386
1,726	Telephone & Data Systems, Inc.	62,188
4,600	Telewest Global, Inc. (a)	109,572
8,589	Tellabs, Inc. (a)	93,620
157	U.S. Cellular Corp. (a)	7,756
52,995	Verizon Communications, Inc.	1,596,209

		7,398,820

	Tobacco — 0.04%
1,300	Carolina Group	57,187
1,651	Reynolds American, Inc.	157,390
1,445	UST, Inc.	58,999

		273,576

	Transportation — 0.03%
800	Alexander & Baldwin, Inc.	43,392
1,800	Laidlaw International, Inc.	41,814
500	Overseas Shipholding Group, Inc.	25,195
787	Ryder Systems, Inc.	32,283
400	Swift Transportation Co., Inc. (a)	8,120
766	Tidewater, Inc.	34,056
1,100	Yellow Roadway Corp. (a)	49,071

		233,931

	Utilities — 1.03%
3,100	Allegheny Energy, Inc. (a)	98,115
2,271	Alliant Energy Corp.	63,679
3,690	Ameren Corp.	189,076
7,210	American Electric Power, Inc.	267,419
2,216	Aqua America, Inc.	60,497
800	Arch Coal, Inc.	63,600
5,847	Centerpoint Energy, Inc.	75,134

Shares or Principal Amount	Security Description	Value
	Utilities (continued)
3,727	Cinergy Corp.	$158,248
4,200	CMS Energy Corp. (a)	60,942
4,688	Consolidated Edison, Inc.	217,195
3,333	Constellation Energy Group, Inc.	191,981
3,267	Detroit Edison Co.	141,102
6,438	Dominion Resources, Inc.	497,014
2,342	DPL, Inc.	60,915
17,894	Duke Power Co., Inc.	491,190
5,412	Dynegy, Inc. (a)	26,194
6,226	Edison International	271,516
12,215	El Paso Energy Corp.	148,534
2,833	Energy East Corp.	64,592
3,994	Entergy Corp.	274,188
12,850	Exelon Corp.	682,849
6,250	FirstEnergy Corp.	306,188
7,408	Florida Power & Light, Inc.	307,876
1,400	Great Plains Energy, Inc.	39,144
3,390	KeySpan Corp.	120,989
151	Kinder Morgan, Inc.	13,884
1,500	National Fuel Gas Co.	46,785
5,112	NiSource, Inc.	106,636
3,098	Northeast Utilities	61,000
1,600	NRG Energy, Inc. (a)	75,392
1,938	NSTAR	55,621
1,607	OGE Energy Corp.	43,052
3,583	Pepco Holdings, Inc.	80,152
7,100	PG&E Corp.	263,552
1,500	Piedmont Natural Gas Co., Inc.	36,240
1,798	Pinnacle West Capital Corp.	74,347
1,300	PNM Resources, Inc.	31,837
7,216	PPL Corp.	212,150
4,670	Progress Energy, Inc.	205,106
2,700	Progress Energy, Inc. – CVO (a)	0
4,549	Public Service Enterprise Group, Inc.	295,549
2,183	Puget Energy, Inc.	44,577
1,268	Questar Corp.	95,988
5,564	Reliant Resources, Inc. (a)	57,420
2,098	SCANA Corp.	82,619
4,817	Sempra Energy	215,994
14,202	Southern Co.	490,395
3,900	Teco Energy, Inc.	67,002
1,500	Westar Energy, Inc.	32,250
4,411	Williams Cos., Inc.	102,203
2,210	Wisconsin Energy Corp.	86,323
700	WPS Resources Corp.	38,717
7,670	Xcel Energy, Inc.	141,588

		7,934,556

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Waste Disposal — 0.05%
2,940	Allied Waste Industries, Inc. (a)	$25,696
2,557	Republic Services, Inc.	96,015
7,861	Waste Management, Inc.	238,581

		360,292

		117,839,647

	Total Common Stocks (cost $631,748,389)	746,329,095

	Commercial Paper — 2.54%
	Institutional Capital Corp. — 2.54%
	Commercial Paper — 2.54%
19,600,000	United Parcel Service, 3.90%, 1/3/06	19,595,753

	Total Commercial Paper (cost $19,595,753)	19,595,753

	Short-Term Investments — 0.43%
	State Street Global Advisors — 0.43%
	Money Market Mutual Fund — 0.43%
3,350,169	Alliance Money Market Fund Prime Portfolio, 3.69%	3,350,169

	Total Short-Term Investments (cost $3,350,169)	3,350,169

Shares or Principal Amount	Security Description	Value
	Time Deposit — 0.07%
	Institutional Capital Corp. — 0.07%
	Domestic — 0.07%
531,071	Eurodollar Time Deposit, 3.5%, 1/3/06	$531,071

	Total Time Deposit (cost $531,071)	531,071

	Treasury Bills — 0.05%
	State Street Global Advisors — 0.05%
	Domestic — 0.05%
405,000	U.S. Treasury Bills, 3.89%, 3/9/06*	402,152

	Total Treasury Bills (cost $402,068)	402,152

	Total Investments (cost $655,627,450) — 99.90%	770,218,020
	Other assets in excess of liabilities — 0.10%	765,357

	Net Assets — 100.00%	$770,983,377

(a)	Represents a non-income producing security.

(b)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

*	Rate disclosed represents yield effective at purchase.

ADR — American Depositary Receipt

CVO — Contingent Value Obligation

Futures

SSGA Funds Management, Inc.

Number of Contracts	Future Contracts Long	Market Value	Expiration Date	Unrealized Gain/(Loss)
29	S&P 500 E-mini Future	$1,789,663	December-05	$(6,830)
3	S&P 400 Midcap E-mini Future	$216,210	December-05	$(1,321)
2	Russell 1000 Future	$671,450	December-05	$(6,564)
2	Russell 1000 Value Future	$683,200	December-05	$186

	Total Unrealized Loss			$(14,529)

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks — 97.88%
	Jennison Associates LLC — 51.61%
	Apparel — 1.71%
272,000	Coach, Inc. (a)	$9,068,480
122,200	NIKE, Inc., Class – B	10,605,738

		19,674,218

	Banking — 0.52%
130,100	Bank of America Corp.	6,004,115

	Biotechnology — 3.18%
165,900	Amgen, Inc. (a)	13,082,874
135,000	Genentech, Inc. (a)	12,487,500
208,000	Gilead Sciences, Inc. (a)	10,947,040

		36,517,414

	Capital Markets — 1.90%
54,800	Goldman Sachs Group, Inc.	6,998,508
29,300	Lehman Brothers Holdings, Inc.	3,755,381
163,200	Merrill Lynch & Co.	11,053,536

		21,807,425

	Communications Equipment — 1.98%
371,800	Cisco Systems, Inc. (a)	6,365,216
462,900	Nokia Corp. – ADR	8,471,070
183,100	QUALCOMM, Inc.	7,887,948

		22,724,234

	Computer Hardware — 1.03%
164,800	Apple Computer, Inc. (a)	11,847,472

	Computer Services — 3.52%
57,200	Google, Inc., Class – A (a)	23,729,992
428,100	Yahoo!, Inc. (a)	16,772,958

		40,502,950

	Computer Software — 1.27%
395,600	Adobe Systems, Inc.	14,621,376

	Computer Systems/Peripherals — 1.06%
202,300	Dell, Inc. (a)	6,066,977
449,300	EMC Corp./MASS (a)	6,119,466

		12,186,443

	Consumer Finance — 1.31%
293,600	American Express Co.	15,108,656

	Diversified Financial Services — 0.63%
183,400	J.P. Morgan Chase & Co.	7,279,146

	E-Commerce — 0.19%
24,300	Getty Images, Inc. (a)	2,169,261

	Electronic Components & Instruments — 0.49%
168,500	Agilent Technologies (a)	5,609,365

	Energy Equipment & Services — 1.53%
180,900	Schlumberger, Ltd.	17,574,435

Shares or Principal Amount	Security Description	Value
	Financial Services — 0.96%
752,400	Charles Schwab Corp.	$11,037,708

	Food & Beverages — 1.73%
133,900	PepsiCo, Inc.	7,910,812
155,000	Whole Foods Market, Inc.	11,995,450

		19,906,262

	Health Care Equipment & Supplies — 1.71%
83,100	Alcon, Inc.	10,769,760
178,000	St. Jude Medical, Inc. (a)	8,935,600

		19,705,360

	Health Care Providers & Services — 2.55%
191,200	Caremark Rx, Inc. (a)	9,902,248
173,800	Unitedhealth Group, Inc.	10,799,932
107,600	Wellpoint, Inc. (a)	8,585,404

		29,287,584

	Hotels, Restaurants & Leisure — 0.97%
89,600	Marriott International, Inc., Class – A	6,000,512
95,700	Starbucks Corp. (a)	2,871,957
60,900	The Cheesecake Factory, Inc. (a)	2,277,051

		11,149,520

	Household Products — 1.52%
301,062	Procter & Gamble Co.	17,425,469

	Industrial Conglomerates — 1.72%
565,500	General Electric Co.	19,820,775

	Insurance — 1.81%
222,600	American International Group, Inc.	15,187,998
50,300	CIGNA Corp.	5,618,510

		20,806,508

	Internet & Catalog Retail — 1.80%
479,700	eBay, Inc. (a)	20,747,025

	Multiline Retail — 1.79%
109,800	Federated Department Stores, Inc.	7,283,034
242,200	Target Corp.	13,313,734

		20,596,768

	Oil & Gas — 0.57%
81,700	Occidental Petroleum Corp.	6,526,196

	Pharmaceuticals — 2.87%
235,500	Novartis AG – ADR	12,359,040
173,100	Roche Holdings AG – ADR	12,956,725
175,200	Sanofi-Aventis – ADR	7,691,280

		33,007,045

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	Jennison Associates LLC (continued)
	Retail – Specialty — 2.35%
275,900	Chico’s FAS, Inc. (a)	$12,120,287
136,900	Lowe’s Cos., Inc.	9,125,754
133,700	Williams-Sonoma, Inc. (a)	5,769,155

		27,015,196

	Semiconductors & Semiconductor Equipment — 5.11%
538,900	Applied Materials, Inc.	9,667,866
337,100	Intel Corp.	8,414,016
268,400	MARVELL Technology Group, Ltd. (a)	15,054,557
333,300	Maxim Integrated Products, Inc.	12,078,792
417,600	Texas Instruments, Inc.	13,392,432

		58,607,663

	Software — 3.13%
213,200	Electronic Arts, Inc. (a)	11,152,492
385,100	Microsoft Corp.	10,070,365
106,900	NAVTEQ (a)	4,689,703
223,600	SAP AG – ADR	10,077,652

		35,990,212

	Telecommunications — 0.70%
344,179	Sprint Nextel Corp.	8,040,021

		593,295,822

	SSgA Funds Management, Inc. — 46.27%
	Advertising — 0.20%
2,500	Clear Channel Outdoor Holdings, Inc.	50,125
31,406	Interpublic Group of Cos., Inc. (a)	303,068
5,616	Lamar Advertising Co. (a)	259,122
8,811	Monster Worldwide, Inc. (a)	359,665
15,219	Omnicom Group, Inc.	1,295,594

		2,267,574

	Aerospace/Defense — 0.74%
2,142	Alliant Techsystems, Inc. (a)	163,156
68,499	Boeing Co.	4,811,370
5,000	FLIR Systems, Inc. (a)	111,650
10,200	Goodrich Corp.	419,220
30,800	Lockheed Martin Corp.	1,959,804
3,600	Precision Castparts Corp.	186,516
14,900	Rockwell Collins, Inc.	692,403
2,300	Textron, Inc.	177,054

		8,521,173

	Airlines — 0.03%
15,400	AMR Corp. (a)	342,342

	Apparel — 0.55%
7,240	Abercrombie & Fitch Co.	471,903
9,400	American Eagle Outfitters, Inc.	216,012
31,516	Coach, Inc. (a)	1,050,743

Shares or Principal Amount	Security Description	Value
	Apparel (continued)
216	Columbia Sportswear, Inc. (a)	$10,310
49,500	Gap, Inc.	873,180
28,341	Limited Brands	633,421
15,522	Nike, Inc., Class – B	1,347,155
1,300	Polo Ralph Lauren Corp.	72,982
9,700	Quiksilver, Inc. (a)	134,248
1,200	Reebok International, Ltd.	69,876
12,590	Ross Stores, Inc.	363,851
4,200	Timberland Co., Class – A (a)	136,710
39,950	TJX Cos., Inc.	928,039

		6,308,430

	Auto/Related Products — 0.08%
1,500	BorgWarner, Inc.	90,945
6,000	Copart, Inc. (a)	138,360
5,900	Goodyear Tire & Rubber Co. (a)	102,542
2,900	Johnson Controls, Inc.	211,439
5,100	Navistar International Corp. (a)	145,962
5,800	Oshkosh Truck Corp.	258,622

		947,870

	Banking — 0.51%
6,995	Capital One Financial Corp.	604,368
13,022	Commerce Bancorp, Inc.	448,087
300	Cullen Frost Bankers, Inc.	16,104
5,000	East West Bancorp, Inc.	182,450
2,807	Fifth Third Bancorp	105,880
8,700	Golden West Financial Corp.	574,200
48,868	Hudson City Bancorp, Inc.	592,280
2,800	Mellon Financial Corp.	95,900
9,200	Northern Trust Corp.	476,744
4,900	Peoples Bank	152,194
34,711	SLM Corp.	1,912,229
26,020	Synovus Financial Corp.	702,800

		5,863,236

	Biotechnology — 1.28%
5,720	Affymetrix, Inc. (a)	273,130
103,035	Amgen, Inc. (a)	8,125,340
13,970	Celgene Corp. (a)	905,256
4,685	Cephalon, Inc. (a)	303,307
8,600	Chiron Corp. (a)	382,356
4,200	Gen-Probe, Inc. (a)	204,918
20,880	Genzyme Corp. (a)	1,477,886
37,612	Gilead Sciences, Inc. (a)	1,979,520
5,600	ImClone Systems, Inc. (a)	191,744
2,047	Invitrogen Corp. (a)	136,412
3,911	Pharmaceutical Product Development, Inc. (a)	242,286
9,500	Protein Design Labs, Inc. (a)	269,990
3,200	Techne Corp. (a)	179,680

		14,671,825

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Business Services — 0.64%
6,675	Alliance Data Systems Corp. (a)	$237,630
5,949	Aramark Corp.	165,263
5,330	CDW Corp.	306,848
4,613	Certegy, Inc.	187,103
7,739	ChoicePoint, Inc. (a)	344,463
11,871	Cintas Corp.	488,848
5,816	Dun & Bradstreet Corp. (a)	389,439
15,140	Ecolab, Inc.	549,128
8,304	Equifax, Inc.	315,718
4,216	Fair, Issac and Co., Inc.	186,221
4,200	Getty Images, Inc. (a)	374,934
5,200	Global Payments, Inc.	242,372
1,700	Hewitt Associates, Inc., Class – A (a)	47,617
1,100	Interactive Data Corp. (a)	24,981
9,251	Iron Mountain, Inc. (a)	390,577
1,875	Live Nation	24,563
2,100	Manpower, Inc.	97,650
27,799	Paychex, Inc.	1,059,698
10,200	Pitney Bowes, Inc.	430,950
14,349	Robert Half International, Inc.	543,684
5,900	Salesforce.com, Inc. (a)	189,095
5,000	Scientific Games Corp., Class – A (a)	136,400
3,300	The Corporate Executive Board Co.	296,010
403	The Reynolds & Reynolds Co.	11,312
14,500	The ServiceMaster Co.	173,275
1,300	W.W. Grainger, Inc.	92,430
1,900	West Corp. (a)	80,085

		7,386,294

	Casinos/Gaming — 0.23%
9,300	Harrah’s Entertainment, Inc.	662,997
28,760	International Game Technology, Inc.	885,232
10,180	MGM Mirage, Inc. (a)	373,301
5,400	Penn National Gaming, Inc. (a)	177,930
4,700	Station Casinos, Inc.	318,660
4,100	Wynn Resorts, Ltd. (a)	224,885

		2,643,005

	Chemicals — 0.62%
2,000	Air Products & Chemicals, Inc.	118,380
200	Airgas, Inc.	6,580
300	Cabot Corp.	10,740
7,200	Chemtura Corp.	91,440
12,700	E.I. du Pont de Nemours & Co.	539,750
7,500	International Flavors & Fragrance, Inc.	251,250
17,500	Monsanto Co.	1,356,775

Shares or Principal Amount	Security Description	Value
	Chemicals (continued)
6,900	Nalco Holding Co. (a)	$122,199
23,500	Praxair, Inc.	1,244,560
800	Rohm & Haas Co.	38,736
400	Sigma-Aldrich Corp.	25,316
75,200	The Dow Chemical Co.	3,295,264

		7,100,990

	Communications Equipment — 0.30%
30,627	American Tower Corp., Class – A (a)	829,991
2,700	Andrew Corp. (a)	28,971
27,200	Avaya, Inc. (a)	290,224
15,105	Comverse Technology, Inc. (a)	401,642
11,400	Crown Castle International Corp. (a)	306,774
9,500	Harris Corp.	408,595
32,942	Juniper Networks, Inc. (a)	734,607
5,700	L-3 Communications Holdings, Inc.	423,795

		3,424,599

	Computer Hardware — 3.14%
68,300	Apple Computer, Inc. (a)	4,910,087
538,060	Cisco Systems, Inc. (a)	9,211,587
204,231	Dell, Inc. (a)	6,124,888
199,973	EMC Corp. (a)	2,723,632
113,737	International Business Machines Corp.	9,349,181
9,574	Lexmark International, Inc. (a)	429,202
4,650	National Instruments Corp.	149,033
7,300	NAVTEQ (a)	320,251
30,437	Network Appliance, Inc. (a)	821,799
11,300	SanDisk Corp. (a)	709,866
39,136	Solectron Corp. (a)	143,238
169,100	Sun Microsystems, Inc. (a)	708,529
16,888	Symbol Technologies, Inc.	216,504
1,200	Tech Data Corp. (a)	47,616
17,100	Western Digital Corp. (a)	318,231

		36,183,644

	Computer Services — 1.80%
6,595	Affiliated Computer Services, Inc., Class – A (a)	390,292
10,800	Akamai Technologies, Inc. (a)	215,244
25,500	Amazon.com, Inc. (a)	1,202,325
48,550	Automatic Data Processing, Inc.	2,227,960
2,500	Caci International, Inc., Class – A (a)	143,450
6,100	Ceridian Corp. (a)	151,585
2,400	Cerner Corp. (a)	218,184
11,200	Cognizant Tech Solutions Corp. (a)	563,920

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Computer Services (continued)
5,251	DST Systems, Inc. (a)	$314,587
9,600	Electronic Data Systems Corp.	230,784
3,100	F5 Networks, Inc. (a)	177,289
64,832	First Data Corp.	2,788,424
16,060	Fiserv, Inc. (a)	694,916
13,700	Google, Inc., Class – A (a)	5,683,583
10,500	GTECH Holdings Corp.	333,270
19,414	IMS Health, Inc.	483,797
4,000	NCR Corp. (a)	135,760
2,600	SRA International, Inc., Class – A (a)	79,404
2,603	Total System Services, Inc.	51,513
21,763	Verisign, Inc. (a)	477,045
100,378	Yahoo!, Inc. (a)	3,932,810
5,775	Zebra Technologies Corp., Class – A (a)	247,459

		20,743,601

	Computer Software — 2.86%
20,467	Activision, Inc. (a)	281,212
49,090	Adobe Systems, Inc.	1,814,366
19,000	Autodesk, Inc.	816,050
1,593	BEA Systems, Inc. (a)	14,974
8,311	BMC Software, Inc. (a)	170,292
10,515	Cadence Design Systems, Inc. (a)	177,914
14,329	Citrix Systems, Inc. (a)	412,389
28,000	Computer Associates International, Inc.	789,320
13,600	Compuware Corp. (a)	121,992
25,456	Electronic Arts, Inc. (a)	1,331,603
5,100	Hyperion Solutions Corp. (a)	182,682
12,924	Intuit, Inc. (a)	688,849
13,800	McAfee, Inc. (a)	374,394
6,877	Mercury Interactive Corp. (a)	191,112
770,109	Microsoft Corp.	20,138,351
314,588	Oracle Corp. (a)	3,841,119
15,000	Red Hat, Inc. (a)	408,600
6,138	Siebel Systems, Inc.	64,940
60,815	Symantec Corp. (a)	1,064,263
1,520	Synopsys, Inc. (a)	30,491

		32,914,913

	Computer Systems/Peripherals — 0.02%
5,200	Diebold, Inc.	197,600

	Conglomerates — 3.15%
69,500	Altria Group, Inc.	5,193,040
126,360	Corning, Inc. (a)	2,484,238
11,300	Dover Corp.	457,537
668,594	General Electric Co.	23,434,219
85,026	United Technologies Corp.	4,753,804

		36,322,838

Shares or Principal Amount	Security Description	Value
	Construction Services — 0.52%
15,714	American Standard Cos., Inc.	$627,774
5,600	Centex Corp.	400,344
16,233	D. R. Horton, Inc.	580,005
3,775	Florida Rock Industries, Inc.	185,202
7,200	Fluor Corp.	556,272
3,000	Hovnanian Enterprises, Inc., Class – A (a)	148,920
3,800	Jacobs Engineering Group, Inc. (a)	257,906
5,700	KB HOME	414,162
6,500	Lennar Corp.	396,630
3,100	Martin Marietta Materials, Inc.	237,832
28,700	Masco Corp.	866,452
1,670	MDC Holdings, Inc.	103,507
421	NVR, Inc. (a)	295,542
3,000	Ryland Group, Inc.	216,390
800	Standard Pacific Corp.	29,440
9,100	Toll Brothers, Inc. (a)	315,224
5,600	Vulcan Materials Co.	379,400

		6,011,002

	Consumer Finance — 0.41%
90,880	American Express Co.	4,676,685

	Consumer Products — 1.96%
1,900	Alberto-Culver Co., Class – B	86,925
1,000	Autoliv, Inc.	45,420
3,700	Black & Decker Corp.	321,752
5,800	Brunswick Corp.	235,828
5,000	Church & Dwight Co., Inc.	165,150
31,659	Colgate-Palmolive Co.	1,736,496
13,500	Crown Holdings, Inc. (a)	263,655
4,700	Energizer Holdings, Inc. (a)	234,013
12,100	Fortune Brands, Inc.	944,042
17,913	Kimberly-Clark Corp.	1,068,510
4,400	Newell Rubbermaid, Inc.	104,632
280,178	Procter & Gamble Co.	16,216,704
1,700	Spectrum Brands, Inc. (a)	34,527
4,700	Take-Two Interactive Software, Inc. (a)	83,190
2,800	Tempur-Pedic International, Inc. (a)	32,200
11,455	The Estee Lauder Cos., Inc., Class – A	383,513
400	The Scotts Co., Class – A (a)	18,096
4,300	The Stanley Works	206,572
3,600	Toro Co.	157,572
3,047	Weight Watchers International, Inc. (a)	150,613

		22,489,410

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Department Stores — 1.39%
6,600	Foot Locker, Inc.	$155,694
5,800	J.C. Penney Co., Inc.	322,480
25,374	Kohl’s Corp. (a)	1,233,176
3,800	Sears Holding Corp. (a)	439,014
73,570	Target Corp.	4,044,143
209,640	Wal-Mart Stores, Inc.	9,811,152

		16,005,659

	Distribution/Wholesale — 0.02%
5,700	Ingram Micro, Inc. (a)	113,601
4,300	SCP Pool Corp.	160,046

		273,647

	Drugs — 3.12%
10,871	Allergan, Inc.	1,173,633
1,850	American Pharmaceuticals Partners, Inc. (a)	71,762
8,502	Barr Laboratories, Inc. (a)	529,590
65,820	Bristol-Myers Squibb Co.	1,512,544
76,133	Eli Lilly & Co.	4,308,366
4,000	Endo Pharmaceuticals Holdings, Inc. (a)	121,040
29,142	Forest Laboratories, Inc., Class – A (a)	1,185,497
38,574	Genentech, Inc. (a)	3,568,095
15,868	IVAX Corp. (a)	497,144
247,399	Johnson & Johnson	14,868,680
20,804	MedImmune, Inc. (a)	728,556
42,191	Merck & Co., Inc.	1,342,096
13,151	Millennium Pharmaceuticals, Inc. (a)	127,565
4,918	Mylan Laboratories, Inc.	98,163
5,000	OSI Pharmaceuticals, Inc. (a)	140,200
122,797	Schering-Plough Corp.	2,560,317
8,700	Sepracor, Inc. (a)	448,920
55,535	Wyeth Corp.	2,558,497

		35,840,665

	E-Commerce — 0.38%
90,296	eBay, Inc. (a)	3,905,302
7,677	Expedia, Inc.	183,941
7,977	IAC/Interactive Corp.	225,829

		4,315,072

	Electric Utilities — 0.07%
54,330	AES Corp. (a)	860,044

	Electronic Components & Instruments — 0.50%
14,150	Agere Systems, Inc. (a)	182,535
34,849	Agilent Technologies, Inc. (a)	1,160,123
3,341	Avid Technology, Inc. (a)	182,953
5,275	Beckman Coulter, Inc.	300,148

Shares or Principal Amount	Security Description	Value
	Electronic Components & Instruments (continued)
19,712	Danaher Corp.	$1,099,535
3,400	Eaton Corp.	228,106
4,318	Freescale Semiconductor, Inc., Class – B (a)	108,684
5,566	Harman International Industries, Inc.	544,633
11,200	MEMC Electronic Materials, Inc. (a)	248,304
2,844	Mettler-Toledo International, Inc. (a)	156,989
4,055	Millipore Corp. (a)	267,792
500	Pall Corp.	13,430
5,789	PerkinElmer, Inc.	136,389
8,600	Raytheon Co.	345,290
4,900	Thermo Electron Corp. (a)	147,637
2,500	Thomas & Betts Corp. (a)	104,900
4,300	Trimble Navigation, Ltd. (a)	152,607
9,210	Waters Corp. (a)	348,138

		5,728,193

	Electronic Equipment — 0.55%
14,300	American Power Conversion Corp.	314,600
5,600	AMETEK, Inc.	238,224
7,600	Amphenol Corp., Class – A	336,376
3,800	Avnet, Inc. (a)	90,972
900	AVX Corp.	13,032
2,000	Dolby Laboratories, Inc., Class – A (a)	34,100
28,800	Emerson Electric Co.	2,151,361
5,383	Fisher Scientific International, Inc. (a)	332,992
200	Hubbell, Inc., Class – B	9,024
13,755	Jabil Circuit, Inc. (a)	510,173
70,600	JDS Uniphase Corp. (a)	166,616
5,751	Molex, Inc.	149,238
6,800	Pentair, Inc.	234,736
15,300	Rockwell Automation, Inc.	905,148
22,717	Sanmina Corp. (a)	96,774
10,900	Scientific-Atlanta, Inc.	469,463
1,400	Tektronix, Inc.	39,494
11,112	Teradyne, Inc. (a)	161,902
3,200	Vishay Intertechnology, Inc. (a)	44,032

		6,298,257

	Energy — 0.35%
5,400	CONSOL Energy, Inc.	351,972
7,480	Kinder Morgan, Inc.	687,786
10,900	Peabody Energy Corp.	898,378
1,700	Questar Corp.	128,690
39,800	TXU Corp.	1,997,562

		4,064,388

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Entertainment — 0.13%
300	International Speedway Corp., Class – A	$14,370
4,100	Regal Entertainment Group, Class – A	77,982
38,900	The Walt Disney Co.	932,433
17,300	XM Satellite Radio Holdings, Inc., Class – A (a)	471,944

		1,496,729

	Financial Services — 1.16%
2,700	Affiliated Managers Group, Inc. (a)	216,675
2,000	Ambac Financial Group, Inc.	154,120
5,200	AmeriCredit Corp. (a)	133,276
18,276	Ameriprise Financial, Inc.	749,316
7,600	Ameritrade Holding Corp. (a)	182,400
400	Bank of Hawaii Corp.	20,616
1,600	BlackRock, Inc.	173,568
4,400	CapitalSource, Inc. (a)	98,560
87,159	Charles Schwab Corp.	1,278,623
5,704	CheckFree Corp. (a)	261,814
4,000	Countrywide Credit Industries, Inc.	136,760
10,672	Eaton Vance Corp.	291,986
6,320	Federated Investors, Inc.	234,093
2,100	First Marblehead Corp. (a)	69,006
13,500	Franklin Resources, Inc.	1,269,135
4,500	Goldman Sachs Group, Inc.	574,695
27,644	H & R Block, Inc.	678,660
5,567	Investors Financial Services Corp.	205,033
9,500	Legg Mason, Inc.	1,137,055
700	MBIA, Inc.	42,112
21,010	Moody’s Corp.	1,290,433
8,900	Morgan Stanley Dean Witter & Co.	504,986
1,700	Nelnet, Inc., Class – A (a)	69,156
2,300	New Century Financial Corp.	82,961
4,300	Nuveen Investments, Class – A	183,266
5,100	SEI Investments Co.	188,700
10,900	T. Rowe Price Group, Inc.	785,127
7,846	TCF Financial Corp.	212,940
2,900	The Chicago Mercantile Exchange	1,065,721
300	The Student Loan Corp.	62,769
14,200	Wells Fargo & Co.	892,186
800	Westcorp	53,288

		13,299,036

	Food & Beverages — 2.01%
39,707	Anheuser–Busch Cos., Inc.	1,705,813
800	Aqua America, Inc.	21,840

Shares or Principal Amount	Security Description	Value
	Food & Beverages (continued)
4,128	Brown-Forman Corp., Class – B	$286,153
10,000	Campbell Soup Co.	297,700
107,552	Coca-Cola Co.	4,335,421
3,800	Constellation Brands, Inc. (a)	99,674
1,500	General Mills, Inc.	73,980
15,400	H.J. Heinz Co.	519,288
13,270	Hershey Foods Corp.	733,168
14,300	Kellogg Co.	618,046
7,360	McCormick & Co., Inc.	227,571
3,139	Pepsi Bottling Group, Inc.	89,807
138,978	PepsiCo, Inc.	8,210,819
24,400	Sara Lee Corp.	461,160
64,462	Starbucks Corp. (a)	1,934,505
52,540	Sysco Corp.	1,631,367
11,576	Whole Foods Market, Inc.	895,867
14,600	William Wrigley Jr., Co.	970,754

		23,112,933

	Forest Products & Papers — 0.03%
6,370	Avery Dennison Corp.	352,070

	Health Care — 1.18%
19,200	Aetna, Inc.	1,810,752
4,200	Amerigroup Corp. (a)	81,732
23,030	Cardinal Health, Inc.	1,583,313
33,725	Caremark Rx, Inc. (a)	1,746,618
5,780	Community Health Systems, Inc. (a)	221,605
13,380	Coventry Health Care, Inc. (a)	762,125
8,392	DaVita, Inc. (a)	424,971
21,897	Emdeon Corp.	185,249
10,172	Express Scripts, Inc. (a)	852,414
36,558	HCA, Inc.	1,846,178
18,750	Health Management Associates, Inc.	411,750
5,400	Health Net, Inc. (a)	278,370
11,100	Laboratory Corp. of America Holdings (a)	597,735
4,400	LifePoint Hospitals, Inc. (a)	165,000
7,860	Lincare Holdings, Inc. (a)	329,413
6,333	Manor Care, Inc.	251,863
10,010	McKesson Corp.	516,416
3,360	Omnicare, Inc.	192,259
13,436	Quest Diagnostics, Inc.	691,685
5,406	Renal Care Group, Inc. (a)	255,758
1,600	Sierra Health Services, Inc.	127,936
4,400	Tenet Healthcare Corp. (a)	33,704
2,700	Triad Hospitals, Inc. (a)	105,921
2,700	Universal Health Services	126,198

		13,598,965

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Providers & Services — 0.85%
10,300	Humana, Inc. (a)	$559,599
113,462	UnitedHealth Group, Inc.	7,050,529
27,512	Wellpoint, Inc. (a)	2,195,177

		9,805,305

	Hotel/Gaming — 0.02%
3,400	Boyd Gaming Corp.	162,044
2,100	Las Vegas Sands Corp. (a)	82,887

		244,931

	Hotels/Motels — 0.23%
8,300	Cendant Corp.	143,175
2,800	Choice Hotels International, Inc.	116,928
32,100	Hilton Hotels Corp.	773,931
14,408	Marriott International, Inc., Class – A	964,904
10,829	Starwood Hotels & Resorts Worldwide, Inc.	691,540

		2,690,478

	Industrial Services — 0.60%
63,912	3M Co.	4,953,180
6,000	Donaldson Co., Inc.	190,800
10,574	Fastenal Co.	414,395
12,660	Gentex Corp.	246,870
5,650	Graco, Inc.	206,112
7,054	ITT Industries, Inc.	725,292
4,000	MSC Industrial Direct Co., Inc., Class – A	160,880

		6,897,529

	Insurance — 0.72%
33,033	AFLAC, Inc.	1,533,392
56,637	American International Group, Inc.	3,864,342
6,269	Arthur J. Gallagher & Co.	193,587
9,108	Brown & Brown, Inc.	278,158
600	Erie Indemnity Co., Class – A	31,920
200	Hanover Insurance Group, Inc.	8,354
4,800	HCC Insurance Holdings, Inc.	142,464
330	Markel Corp. (a)	104,627
1,300	Philadelphia Consolidated Holding Corp. (a)	125,697
15,000	The Progressive Corp.	1,751,699
125	Transatlantic Holding, Inc.	8,400
2,100	Unitrin, Inc.	94,605
1,925	W.R. Berkley Corp.	91,669

		8,228,914

	Machinery — 0.49%
56,800	Caterpillar, Inc.	3,281,336
2,100	Deere & Co.	143,031

Shares or Principal Amount	Security Description	Value
	Machinery (continued)
3,400	IDEX Corp.	$139,774
19,400	Illinois Tool Works, Inc.	1,707,006
9,750	Joy Global, Inc.	390,000

		5,661,147

	Machinery & Equipment — 0.02%
4,200	Parker Hannifin Corp.	277,032

	Manufacturing — 0.14%
1,400	Carlisle Co.	96,810
2,100	Cummins Engine, Inc.	188,433
3,000	Harsco Corp.	202,530
12,600	Paccar, Inc.	872,298
6,000	Roper Industries, Inc.	237,060

		1,597,131

	Media — 0.74%
16,500	Cablevision Systems, New York Group, Class – A (a)	387,255
1,100	CKX, Inc. (a)	14,300
15,000	Clear Channel Communications, Inc.	471,750
80,300	Comcast Corp., Class – A (a)	2,084,589
53,370	DirecTV Group, Inc. (a)	753,584
4,316	Dow Jones & Co., Inc.	153,175
3,600	Dreamworks Animation SKG, Inc. (a)	88,416
18,920	EchoStar Communications Corp.	514,056
85,700	Liberty Media Corp., Class – A (a)	674,459
4,850	Marvel Entertainment, Inc.	79,443
3,500	Meredith Corp.	183,190
77,734	News Corp.	1,208,764
4,278	Pixar Animation Studios, Inc. (a)	225,536
6,996	The E.W. Scripps Co.	335,948
21,000	Time Warner, Inc. (a)	366,240
8,919	Univision Communications, Inc. (a)	262,129
21,473	Viacom, Inc., Class – B	700,020
858	Westwood One, Inc.	13,985

		8,516,839

	Medical Products — 1.95%
5,300	Advanced Medical Optics, Inc. (a)	221,540
3,800	Bausch & Lomb, Inc.	258,020
51,337	Baxter International, Inc.	1,932,838
20,888	Becton, Dickinson & Co.	1,254,951
12,827	Biogen Idec, Inc. (a)	581,448
21,068	Biomet, Inc.	770,457
54,674	Boston Scientific Corp. (a)	1,338,966
8,600	C.R. Bard, Inc.	566,912
3,031	Charles River Laboratories International, Inc. (a)	128,423
2,900	Cooper Cos., Inc.	148,770

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Medical Products (continued)
5,100	Covance, Inc. (a)	$247,605
9,300	Cytyc Corp. (a)	262,539
7,400	Dade Behring Holding, Inc.	302,586
6,745	Dentsply International, Inc.	362,139
4,800	Edwards Lifesciences Corp. (a)	199,728
26,891	Guidant Corp.	1,741,192
7,200	Henry Schein, Inc. (a)	314,208
1,800	Hillenbrand Industry, Inc.	88,938
2,700	IDEXX Laboratories, Inc. (a)	194,346
2,900	Inamed Corp. (a)	254,272
3,900	Kinetic Concepts, Inc. (a)	155,064
100,456	Medtronic, Inc.	5,783,252
11,692	Patterson Cos., Inc. (a)	390,513
5,600	ResMed, Inc. (a)	214,536
5,900	Respironics, Inc. (a)	218,713
30,020	St. Jude Medical, Inc. (a)	1,507,004
24,360	Stryker Corp.	1,082,315
10,900	Varian Medical Systems, Inc. (a)	548,706
20,570	Zimmer Holdings, Inc. (a)	1,387,241

		22,457,222

	Metals — 0.17%
7,800	Allegheny Technologies, Inc.	281,424
15,100	Freeport-McMoRan Copper & Gold, Inc., Class – B	812,380
4,300	Phelps Dodge Corp.	618,641
2,200	Southern Copper Corp.	147,356
3,500	Timken Co.	112,070

		1,971,871

	Mining — 0.03%
1,700	Arch Coal, Inc.	135,150
6,100	Massey Energy Co.	231,007

		366,157

	Natural Gas Utilities — 0.03%
9,400	Equitable Resources, Inc.	344,886

	Office Furnishings — 0.03%
3,632	Acco Brands Corp.	88,984
4,400	HNI Corp.	241,692
1,900	Steelcase, Inc., Class – A	30,077

		360,753

	Oil & Gas — 1.46%
28,110	Baker Hughes, Inc.	1,708,526
26,900	BJ Services Co.	986,423
12,100	Chesapeake Energy Corp.	383,933
7,158	Cooper Cameron Corp. (a)	296,341
9,200	Denbury Resources, Inc. (a)	209,576
4,700	Diamond Offshore Drilling, Inc.	326,932

Shares or Principal Amount	Security Description	Value
	Oil & Gas (continued)
2,200	Dresser-Rand Group, Inc.	$53,196
9,100	Ensco International, Inc.	403,585
19,800	EOG Resources, Inc.	1,452,726
5,700	FMC Technologies, Inc. (a)	244,644
10,455	Grant Prideco, Inc. (a)	461,275
36,800	Halliburton Co.	2,280,128
2,800	Helmerich & Payne, Inc.	173,348
13,800	Murphy Oil Corp.	745,062
8,248	National-Oilwell, Inc. (a)	517,150
7,812	Newfield Exploration Co. (a)	391,147
2,000	Noble Energy, Inc.	80,600
14,196	Patterson-UTI Energy, Inc.	467,758
500	Pioneer Natural Resources Co.	25,635
6,200	Plains Exploration & Products (a)	246,326
6,814	Pride International, Inc. (a)	209,531
4,500	Quicksilver Resources, Inc. (a)	189,045
10,950	Range Resources Corp.	288,423
5,246	Rowan Cos., Inc.	186,967
17,420	Smith International, Inc.	646,456
13,600	Southwestern Energy Co. (a)	488,784
9,100	Sunoco, Inc.	713,258
3,200	Tesoro Corp.	196,960
3,600	Unit Corp. (a)	198,108
4,300	Western Gas Resources, Inc.	202,487
27,700	Williams Cos., Inc.	641,809
30,046	XTO Energy, Inc.	1,320,221

		16,736,360

	Packaging — 0.02%
1,000	Ball Corp.	39,720
1,000	Pactiv Corp. (a)	22,000
2,446	Sealed Air Corp. (a)	137,392

		199,112

	Pharmaceuticals — 0.52%
112,804	Abbott Laboratories	4,447,862
6,100	Hospira, Inc. (a)	260,958
1,300	Kos Pharmaceuticals, Inc. (a)	67,249
18,021	Medco Health Solutions, Inc. (a)	1,005,572
7,700	Valeant Pharmaceuticals International	139,216

		5,920,857

	Publishing & Printing — 0.23%
12,900	Dex Media, Inc.	349,461
4,656	Harte-Hanks, Inc.	122,872
3,900	John Wiley & Sons, Inc.	152,256
31,026	McGraw-Hill Cos., Inc.	1,601,872
2,200	R.H. Donnelley Corp. (a)	135,564
434	The Washington Post Co., Class – B	332,010

		2,694,035

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Real Estate — 0.10%
1,500	Beazer Homes USA, Inc.	$109,260
4,100	CB Richard Ellis Group, Inc., Class – A (a)	241,285
5,400	Forest City Enterprises, Inc., Class – A	204,822
2,800	IndyMac Bancorp, Inc.	109,256
6,363	The St. Joe Co.	427,721

		1,092,344

	Real Estate Investment Trusts — 0.18%
300	Centerpoint Properties Trust	14,844
1,800	Federal Realty Trust	109,170
7,530	General Growth Properties, Inc.	353,835
1,400	Global Signal, Inc.	60,424
1,849	ProLogis	86,385
5,500	Public Storage, Inc.	372,460
5,300	Simon Property Group, Inc.	406,139
200	SL Green Realty Corp.	15,278
1,600	The Macerich Co.	107,424
4,500	The Mills Corp.	188,730
4,500	United Dominion Realty Trust, Inc.	105,480
8,300	Ventas, Inc.	265,766

		2,085,935

	Rental & Leasing — 0.01%
3,900	Rent-A-Center, Inc. (a)	73,554

	Restaurants — 0.27%
6,592	Applebee’s International, Inc.	148,913
7,100	Brinker International, Inc. (a)	274,486
2,200	CBRL Group, Inc.	77,330
12,964	Darden Restaurants, Inc.	504,040
4,700	Outback Steakhouse, Inc.	195,567
2,300	Panera Bread Co., Class – A (a)	151,064
5,000	Sonic Corp. (a)	147,500
6,333	The Cheesecake Factory, Inc. (a)	236,791
4,818	Wendy’s International, Inc.	266,243
24,000	YUM! Brands, Inc.	1,125,120

		3,127,054

	Retail – Specialty — 2.68%
9,100	Advance Auto Parts, Inc. (a)	395,486
3,200	AnnTaylor Stores Corp. (a)	110,464
4,740	AutoZone, Inc. (a)	434,895
39,200	Avon Products, Inc.	1,119,160
1,100	Barnes & Noble, Inc. (a)	46,937
1,200	Bebe Stores, Inc.	16,836
24,469	Bed Bath & Beyond, Inc. (a)	884,554
33,583	Best Buy Co., Inc.	1,460,189
8,451	CarMax, Inc. (a)	233,924

Shares or Principal Amount	Security Description	Value
	Retail – Specialty (continued)
14,768	Chico’s FAS, Inc. (a)	$648,758
6,300	Circuit City Stores, Inc.	142,317
6,700	Claire’s Stores, Inc.	195,774
15,300	Costco Wholesale Corp.	756,891
67,000	CVS Corp.	1,770,140
3,100	Dick’s Sporting Goods, Inc. (a)	103,044
27,200	Dollar General Corp.	518,704
6,172	Dollar Tree Stores, Inc. (a)	147,758
10,205	Family Dollar Stores, Inc.	252,982
23,637	Harley-Davidson, Inc.	1,217,069
5,768	Herman Miller, Inc.	162,600
179,200	Home Depot, Inc.	7,254,016
4,080	Leggett & Platt, Inc.	93,677
64,189	Lowe’s Cos., Inc.	4,278,839
4,500	Mattel, Inc.	71,190
4,000	Men’s Wearhouse, Inc. (a)	117,760
11,564	Michaels Stores, Inc.	409,019
18,000	Nordstrom, Inc.	673,200
8,000	O’Reilly Automotive, Inc. (a)	256,080
12,290	PETsMART, Inc.	315,361
10,689	RadioShack Corp.	224,790
1,100	Saks, Inc. (a)	18,546
9,800	Sherwin-Williams Co.	445,116
61,200	Staples, Inc.	1,389,852
4,781	Tiffany & Co.	183,064
8,656	Urban Outfitters, Inc. (a)	219,083
85,022	Walgreen Co.	3,763,074
9,773	Williams-Sonoma, Inc. (a)	421,705

		30,752,854

	Schools — 0.14%
11,931	Apollo Group, Inc., Class – A (a)	721,348
8,800	Career Education Corp. (a)	296,736
6,500	Education Management Corp. (a)	217,815
4,000	ITT Educational Services, Inc. (a)	236,440
3,600	Laureate Education, Inc. (a)	189,036

		1,661,375

	Security System/Services — 0.01%
3,241	The Brink’s Co.	155,276

	Semiconductors — 2.61%
17,527	Advanced Micro Devices, Inc. (a)	536,326
30,295	Altera Corp. (a)	561,366
30,727	Analog Devices, Inc.	1,102,177
138,912	Applied Materials, Inc.	2,492,081
23,041	Broadcom Corp., Class – A (a)	1,086,383
6,200	Cree, Inc. (a)	156,488
513,585	Intel Corp.	12,819,083
4,871	International Rectifier Corp. (a)	155,385
6,373	Intersil Corp., Class – A	158,560
16,400	KLA-Tencor Corp.	809,012

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Semiconductors (continued)
11,699	Lam Research Corp. (a)	$417,420
25,064	Linear Technology Corp.	904,058
11,250	LSI Logic Corp. (a)	90,000
27,238	Maxim Integrated Products, Inc.	987,105
17,162	Microchip Technology, Inc.	551,758
25,100	Micron Technology, Inc. (a)	334,081
29,400	National Semiconductor Corp.	763,812
5,317	Novellus Systems, Inc. (a)	128,246
14,300	NVIDIA Corp. (a)	522,808
6,700	QLogic Corp. (a)	217,817
138,095	Texas Instruments, Inc.	4,428,708
29,195	Xilinx, Inc.	736,006

		29,958,680

	Telecommunications — 1.14%
10,900	Alamosa Holdings, Inc. (a)	202,849
4,059	Alltel Corp.	256,123
7,920	Discovery Holding Co., Class – A	119,988
16,477	Liberty Global, Inc. (a)	370,733
163,267	Motorola, Inc.	3,688,201
12,300	Nextel Partners, Inc. (a)	343,662
10,500	NII Holdings, Inc. (a)	458,640
1,300	PanAmSat Holding Corp.	31,850
135,420	QUALCOMM, Inc.	5,833,893
110,800	Sirius Satellite Radio, Inc. (a)	742,360
40,438	Sprint Nextel Corp.	944,632
800	Telephone & Data Systems, Inc.	28,824
600	United States Cellular Corp. (a)	29,640

		13,051,395

	Textile Products — 0.01%
1,053	Mohawk Industries Co. (a)	91,590

	Tobacco — 0.03%
7,500	UST Companies., Inc.	306,225

	Transportation & Shipping — 0.83%
14,314	C.H. Robinson Worldwide, Inc.	530,047
4,200	CNF, Inc.	234,738
8,764	Expeditors International of Washington, Inc.	591,658
25,000	FedEx Corp.	2,584,750
9,600	J.B. Hunt Transport Services, Inc.	217,344
12,191	JetBlue Airways Corp. (a)	187,490
4,900	Landstar System, Inc. (a)	204,526
4,900	Norfolk Southern Corp.	219,667
3,494	Polaris Industries, Inc.	175,399
2,200	Ryder System, Inc.	90,244
31,900	Southwest Airlines Co.	524,117
1,300	Swift Transportation Co., Inc. (a)	26,390

Shares or Principal Amount	Security Description	Value
	Transportation & Shipping (continued)
1,981	Tidewater, Inc.	$88,075
50,841	United Parcel Service, Inc., Class – B	3,820,701

		9,495,146

	Veterinary Diagnostics — 0.02%
6,600	VCA Antech, Inc. (a)	186,120

	Waste Disposal — 0.06%
4,261	Allied Waste Industries, Inc. (a)	37,241
3,600	Stericycle, Inc. (a)	211,968
13,100	Waste Management, Inc.	397,585

		646,794

		531,917,590

	Total Common Stocks (cost $890,433,792)	1,125,213,412

	Commercial Paper — 0.74%
	Jennison Associates LLC — 0.74%
	Commercial Paper — 0.74%
8,525,000	CitiGroup Funding, Inc., 4.00%, 1/3/06*	8,525,000

	Total Commercial Paper (cost $8,525,000)	8,525,000

	Time Deposit — 0.00%
	Jennison Associates LLC — 0.00%
	Time Deposit — 0.00%
486	Eurodollar Time Deposit, 3.50%, 1/3/06	486

	SSgA Funds Management, Inc. — 0.00%
	Time Deposit — 0.00%
366	Eurodollar Time Deposit, 3.50%, 1/3/06	366

	Total Time Deposit (cost $852)	852

	U.S. Treasury Bills — 0.08%
	SSgA Funds Management, Inc. — 0.08%
	U.S. Treasury Bill — 0.08%
895,000	U.S. Treasury Bills, 3.89%, 3/9/06 (b)	888,707

	Total U.S. Treasury Bills (cost $888,520)	888,707

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Short-Term Investments — 1.25%
	SSgA Funds Management, Inc. — 1.25%
	Money Market Mutual Fund — 1.25%
14,416,921	Alliance Money Market Fund Prime Portfolio, 3.69%	$14,416,921

	Total Short-Term Investments (cost $14,416,921)	14,416,921

	Total Investments (cost $914,265,085) — 99.95%	1,149,044,892
	Assets in excess of other liabilities — 0.05%	559,124

	Net Assets — 100.00%	$1,149,604,016

(a)	Represents a non-income producing security.

(b)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

*	Rate disclosed represents yield effective at purchase.

ADR — American Depositary Receipt

Futures

SSGA Funds Management, Inc.

Number of Contracts	Future Contracts Long	Market Value	Expiration Date	Unrealized Gain/(Loss)
75	S&P 500 E-mini Future	$4,628,438	December-05	$(46,163)
14	Russell 1000 Growth Future	$3,528,000	December-05	$(21,099)
80	NASDAQ 100 E-mini Future	$2,582,400	December-05	$(13,840)
11	Russell 1000 Future	$3,692,975	December-05	$(36,103)

	Total Unrealized Loss			$(117,205)

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 97.06%
	Franklin Portfolio Associates — 16.54%
	Advertising — 0.06%
17,000	ValueClick, Inc. (a)	$307,870

	Aerospace/Defense — 0.19%
22,200	AAR Corp. (a)	531,690
7,100	DRS Technologies, Inc.	365,082
11,800	Innovative Solutions & Supplies, Inc.	150,804

		1,047,576

	Airlines — 0.18%
39,600	ExpressJet Holdings, Inc. (a)	320,364
24,200	Skywest, Inc.	650,012

		970,376

	Auction House — 0.11%
33,400	Sotheby’s Holdings, Inc., Class – A (a)	613,224

	Auto Parts — 0.24%
12,500	American Axle & Manufacturing Holdings, Inc.	229,125
40,300	Goodyear Tire & Rubber Co. (a)	700,414
22,800	Titan International, Inc.	393,300

		1,322,839

	Banking & Finance — 1.84%
7,000	Advanta Corp.	227,080
6,600	Asset Acceptance Capital Corp.	148,236
9,800	Asta Funding, Inc.	267,932
16,400	BankAtlantic Bancorp, Inc., Class – A	229,600
17,500	Cardinal Financial Corp.	192,500
3,000	Center Financial Corp.	75,480
8,700	Central Pacific Financial Corp.	312,504
6,800	Citizens Banking Corp.	188,700
9,600	City Holding Co.	345,120
7,500	Columbia Banking System	214,125
16,700	Commercial Capital Bancorp, Inc.	285,904
11,200	CompuCredit Corp. (a)	430,976
10,500	Corus Bankshares, Inc.	590,835
30,300	First Bancorp	376,023
1,200	First Citizens Bancshares, Inc., Class – A	209,304
9,700	First Community Bancorp	527,389
4,300	First Financial Holdings, Inc.	132,096
39,200	First Niagara Financial Group, Inc.	567,224
13,700	First Republic Bank	507,037
11,300	Franklin Bank Corp.	203,287
12,100	Hanmi Financial Corp.	216,106
10,000	Investment Technology Group, Inc. (a)	354,400
20,400	Knight Capital Group, Inc.	201,756
2,885	Mercantile Bank Corp.	111,073
15,000	MoneyGram International, Inc.	391,200
5,700	PFF Bancorp, Inc.	173,964
13,300	Portfolio Recovery Associates, Inc. (a)	617,651

Shares	Security Description	Value
	Banking & Finance (continued)
34,700	R&G Financial Corp., Class – B	$458,040
41,570	Republic Bancorp, Inc.	494,683
27,800	Trustco Bank Corp.	345,276
31,700	UCBH Holdings, Inc.	566,796

		9,962,297

	Broadcasting & Cable TV — 0.11%
14,500	Gray Television, Inc.	142,390
15,500	Lin TV Corp., Class – A (a)	172,670
19,300	Lodgenet Entertainment Corp. (a)	269,042

		584,102

	Building Products — 0.17%
18,600	Griffon Corp. (a)	442,866
14,800	LSI Industries, Inc.	231,768
6,800	Simpson Manufacturing Co., Inc.	247,180

		921,814

	Business Equipment — 0.07%
19,600	Paxar Corp. (a)	384,748

	Business Services — 0.46%
16,300	Heidrick & Struggles International, Inc. (a)	522,415
13,700	John H. Harland Co.	515,120
27,300	Korn/Ferry International (a)	510,237
6,800	LECG Corp.	118,184
7,000	Provide Commerce (a)	231,770
23,400	Resources Connections, Inc. (a)	609,804

		2,507,530

	Chemicals — 0.25%
16,700	H.B. Fuller Co.	535,569
4,700	MacDermid, Inc.	131,130
8,900	Pioneer Cos., Inc.	266,733
24,500	Sensient Technologies Corp.	438,550

		1,371,982

	Commercial Services — 0.08%
35,800	TeleTech Holdings, Inc. (a)	431,390

	Communication Equipment — 0.14%
13,500	Commonwealth Telephone Enterprise, Inc.	455,895
6,200	Comtech Telecommunications Corp. (a)	189,348
4,600	Surewest Communications	121,302

		766,545

	Communications — 0.05%
18,100	Price Communications Corp. (a)	269,147

	Computer Hardware — 0.33%
12,000	Bell Microproducts, Inc.	91,800
16,400	Emulex Corp. (a)	324,556
12,900	Intevac, Inc.	170,280

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates (continued)
	Comptuer Hardware (continued)
22,300	Mobility Electronics, Inc.	$215,418
23,400	NETGEAR, Inc. (a)	450,450
38,700	Novatel Wireless, Inc.	468,657
7,700	Secure Computing Corp.	94,402

		1,815,563

	Computer Equipment — 0.09%
14,600	Komag, Inc. (a)	506,036

	Computer Software & Services — 0.94%
17,700	Epicor Software Corp	250,101
17,900	Intergraph Corp. (a)	891,599
8,800	Mapinfo Corp.	110,968
5,700	Mercury Computer Systems, Inc. (a)	117,591
38,000	Perot Systems Corp., Class — A (a)	537,320
18,700	Progress Software Corp. (a)	530,706
35,400	Quest Software, Inc. (a)	516,486
4,400	SPSS, Inc.	136,092
26,000	Sykes Enterprises, Inc. (a)	347,620
4,400	Transaction Systems Architecture, Inc., Series A	126,676
43,500	United Online, Inc.	618,570
23,700	Vignette Corp.	386,547
36,600	Wind River Systems, Inc. (a)	540,582

		5,110,858

	Construction — 0.19%
6,674	Brookfield Homes Corp.	331,898
19,900	Cal Dive International, Inc. (a)	714,211

		1,046,109

	Consumer Products & Services — 1.00%
7,900	Arctic Cat, Inc.	158,474
10,500	Blount International, Inc.	167,265
18,000	Blyth, Inc.	377,100
15,400	Casey’s General Stores, Inc.	381,920
15,800	CNS, Inc.	346,178
9,800	CSG Systems International, Inc.	218,736
20,900	Furniture Brands International, Inc.	466,697
12,100	Lancaster Colony Corp.	448,305
20,900	Mannatech, Inc.	288,629
17,500	Rollins, Inc.	344,925
11,200	The Pantry, Inc.	526,288
23,000	Tupperware Corp.	515,200
4,800	Universal Corp.	208,128
7,700	Vector Group, Ltd.	139,909
6,000	Watsco, Inc.	358,860
19,000	Yankee Candle Co.	486,400

		5,433,014

	Distribution/Wholesale — 0.05%
23,700	Handleman Co.	294,354

Shares	Security Description	Value
	E-Commerce — 0.18%
17,400	Digital Insight Corp. (a)	$557,148
11,700	Stamps.Com, Inc. (a)	268,632
11,600	ValueVision Media, Inc., Class – A (a)	146,160

		971,940

	Electric Utilities — 0.26%
4,300	CH Energy Group, Inc.	197,370
24,800	Cleco Corp.	517,080
29,900	Plexus Corp.	679,926

		1,394,376

	Electrical & Electronics — 0.51%
4,200	A.O. Smith Corp.	147,420
10,300	Anaren Microwave, Inc. (a)	160,989
4,500	Anixter International, Inc.	176,040
31,200	CommScope, Inc. (a)	628,056
45,200	IXYS Corp. (a)	528,388
12,700	Methode Electronics, Inc.	126,619
8,800	MKS Instruments, Inc. (a)	157,432
31,300	Omnivision Technologies, Inc. (a)	624,748
9,900	Sierra Pacific Resources	129,096
8,900	Universal Display Corp.	93,539

		2,772,327

	Electrical Equipment — 0.10%
23,400	Power Integrations, Inc.	557,154

	Energy — 0.30%
24,786	Cimarex Energy Co. (a)	1,066,046
16,000	Headwaters, Inc.	567,040

		1,633,086

	Energy Equipment & Services — 0.16%
54,900	Parker Drilling Co.	594,567
7,600	W-H Energy Services, Inc.	251,408

		845,975

	Food & Beverages — 0.09%
23,500	Chiquita Brands International, Inc.	470,235

	Footwear — 0.20%
15,900	K-Swiss, Inc., Class – A	515,796
9,000	Stride Rite Corp.	122,040
18,900	Wolverine World Wide, Inc.	424,494

		1,062,330

	Funeral Services — 0.08%
28,300	Alderwoods Group, Inc. (a)	449,121

	Gas Transmission & Distribution — 0.13%
11,200	Oneok, Inc.	298,256
13,200	WGL Holdings, Inc.	396,792

		695,048

	Health Care — 0.09%
26,600	Odyssey Healthcare, Inc. (a)	495,824

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates (continued)
	Homebuilders — 0.16%
19,600	Technical Olympic USA, Inc.	$413,364
16,500	WCI Communities, Inc. (a)	443,025

		856,389

	Household Products — 0.04%
8,200	Stanley Furniture Company, Inc.	190,076

	Insurance — 0.68%
8,200	American Equity Investment Life Holding Co.	107,010
13,900	American Physicians Capital, Inc. (a)	636,481
8,400	Argonaut Group, Inc. (a)	275,268
8,100	LandAmerica Financial Group, Inc.	505,440
18,600	Ohio Casualty Corp.	526,752
43,900	Phoenix Co., Inc.	598,796
13,100	Presidential Life Corp.	249,424
5,800	Stewart Information Services Corp.	282,286
14,200	UICI	504,242

		3,685,699

	Internet Services — 0.25%
44,700	EarthLink, Inc. (a)	496,617
19,800	eCollege.com, Inc. (a)	356,994
19,200	InfoSpace, Inc. (a)	495,744

		1,349,355

	Lasers-Systems/Components — 0.07%
12,600	Coherent, Inc.	373,968

	Machinery & Engineering — 0.41%
17,700	Applied Industrial Technologies, Inc.	596,313
11,300	Astec Industries, Inc.	369,058
4,700	Baldor Electric Co.	120,555
5,200	Dril-Quip, Inc. (a)	245,440
14,600	JLG Industries, Inc.	666,636
4,100	Tennant Co.	213,200

		2,211,202

	Manufacturing — 0.13%
3,100	Barnes Group, Inc.	102,300
12,000	Gardner Denver, Inc.	591,600

		693,900

	Media — 0.07%
42,800	Sinclair Broadcast Group, Inc.	393,760

	Medical – Biomedical/Genetic — 0.22%
9,100	Integra LifeSciences Holdings	322,686
3,700	LCA-Vision, Inc.	175,787
25,600	LifeCell Corp. (a)	488,192
10,400	Myriad Genetics, Inc. (a)	216,320

		1,202,985

Shares	Security Description	Value
	Medical Products — 0.49%
6,800	Biosite, Inc.	$382,772
18,100	Greatbatch, Inc.	470,781
10,700	Haemonetics Corp. (a)	522,802
12,900	Kyphon, Inc.	526,707
33,200	OraSure Technologies, Inc.	292,824
23,200	Thoratec Corp.	480,008

		2,675,894

	Medical Systems — 0.37%
16,100	Aspect Medical Systems, Inc. (a)	553,035
9,400	Molecular Devices Corp. (a)	271,942
13,800	Per-Se Technologies, Inc. (a)	322,368
35,700	The TriZetto Group, Inc. (a)	606,543
40,100	TriPath Imaging, Inc.	242,204

		1,996,092

	Metal Processors & Fabrication — 0.13%
5,800	Mueller Industries, Inc.	159,036
10,700	Quanex Corp.	534,679

		693,715

	Metals — 0.15%
10,600	Reliance Steel & Aluminum Co.	647,872
5,100	Royal Gold, Inc.	177,123

		824,995

	Oil & Gas — 0.30%
3,400	Energy Partners, Ltd. (a)	74,086
14,400	Frontier Oil Corp.	540,432
3,600	Petroleum Development Corp.	120,024
5,500	St. Mary Land & Exploration Co.	202,455
13,700	Swift Energy Co. (a)	617,459
3,300	WD-40 Co.	86,658

		1,641,114

	Optical Supplies — 0.06%
21,500	Oakley, Inc.	315,835

	Pharmaceuticals — 0.99%
9,500	Abgenix, Inc.	204,345
35,600	Albany Molecular Research, Inc.	432,540
30,800	Alkermes, Inc.	588,896
19,700	Alpharma, Inc., Class – A	561,647
18,800	Arena Pharmaceuticals, Inc.	267,336
16,800	BioMarin Pharmaceutical, Inc.	181,104
13,600	Connetics Corp.	196,520
14,800	Cubist Pharmaceuticals, Inc. (a)	314,500
23,200	First Horizon Pharmaceutical Corp. (a)	400,200
53,700	Geron Corp.	462,357
12,200	Neopharm, Inc.	131,638
3,700	Neurocrine Biosciences, Inc.	232,101
12,200	Pharmion Corp. (a)	216,794
11,500	Salix Pharmaceuticals, Ltd.	202,170
13,200	United Therapeutics Corp. (a)	912,384
5,500	ZymoGenetics, Inc. (a)	93,555

		5,398,087

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates (continued)
	Real Estate Investment Trust — 1.05%
34,700	Ashford Hospitality Trust	$364,003
11,400	Boykin Lodging Co.	139,308
8,000	Colonial Properties Trust	335,840
12,900	Commercial Net Lease Realty	262,773
18,600	Cousins Properties	526,380
35,100	Equity Inns, Inc.	475,605
37,200	Felcor Lodging Trust, Inc. (a)	640,212
20,100	Highwoods Properties, Inc.	571,845
17,000	Inland Real Estate Corp.	251,430
20,100	Innkeepers USA Trust	321,600
18,300	Investors Real Estate Trust	168,909
68,500	La Quinta Corp. (a)	763,090
14,900	LTC Properties, Inc.	313,347
9,200	National Health Investors, Inc.	238,832
14,100	Omega Healthcare Investors, Inc.	177,519
4,700	Sun Communities, Inc.	147,580

		5,698,273

	Resorts/Theme Parks — 0.06%
21,700	Sunterra Corp. (a)	308,574

	Restaurants — 0.19%
26,600	CKE Restaurants, Inc.	359,366
14,300	Jack in the Box, Inc. (a)	499,499
14,900	Luby’s, Inc.	198,170

		1,057,035

	Retail — 0.92%
13,800	Asbury Automotive Group, Inc.	227,148
15,200	Cabela’s, Inc., Class – A	252,320
7,300	Conn’s, Inc. (a)	269,151
16,600	Guess?, Inc. (a)	590,960
16,150	Hibbett Sporting Goods, Inc. (a)	459,952
8,200	Movado Group, Inc.	150,060
10,500	Pacific Sunwear of California, Inc.	261,660
25,600	Payless ShoeSource, Inc. (a)	642,560
8,500	Select Comfort Corp.	232,475
19,000	Sonic Automotive, Inc.	423,320
11,200	Stein Mart, Inc.	203,280
16,900	The Sports Authority, Inc.	526,097
4,600	Too, Inc. (a)	129,766
16,500	United Auto Group, Inc.	630,300

		4,999,049

	Semiconductors — 0.42%
17,600	ADE Corp. (a)	423,456
14,100	Genesis Microchip, Inc. (a)	255,069
45,700	Micrel, Inc. (a)	530,120
71,200	PMC-Sierra, Inc. (a)	548,952
59,300	Silicon Image, Inc.	536,665

		2,294,262

Shares	Security Description	Value
	Steel — 0.25%
13,200	Maverick Tube Corp. (a)	$526,152
12,600	NS Group, Inc. (a)	526,806
8,000	Steel Dynamics, Inc.	284,080

		1,337,038

	Telecommunications Equipment — 0.18%
17,600	RCN Corp. (a)	412,720
33,100	SpectraLink Corp.	392,897
20,500	Symmetricom, Inc.	173,635

		979,252

	Toys — 0.12%
30,000	JAKKS Pacific, Inc. (a)	628,200

	Transportation & Shipping — 0.18%
14,400	ABX Air, Inc.	112,752
14,700	GATX Corp.	530,376
11,700	Offshore Logistics, Inc. (a)	341,640

		984,768

		89,804,307

	Frontier Capital Management Co. — 24.65%
	Aerospace/Defense — 0.36%
32,900	BFGoodrich Corp.	1,352,190
46,073	Orbital Sciences Corp. (a)	591,577

		1,943,767

	Agriculture — 0.25%
59,200	Delta Pine & Land Co.	1,362,192

	Auction House — 0.24%
69,500	Sotheby’s Holdings, Inc., Class – A (a)	1,276,020

	Auto Parts — 0.23%
27,600	Autoliv, Inc.	1,253,592

	Banking & Finance — 0.89%
71,100	E*Trade Group, Inc. (a)	1,483,146
47,300	MarketAxess Holdings, Inc. (a)	540,639
15,800	Portfolio Recovery Associates, Inc. (a)	733,752
18,900	Ritchie Bros. Auctioneers, Inc.	798,525
23,600	TNS, Inc. (a)	452,648
39,500	Waddell & Reed Financial, Inc.	828,315

		4,837,025

	Business Equipment — 0.28%
14,500	Diebold, Inc.	551,000
17,100	Global Imaging Systems, Inc. (a)	592,173
23,700	Polycom, Inc. (a)	362,610

		1,505,783

	Business Services — 0.38%
57,500	Amdocs, Ltd. (a)	1,581,250
23,200	Amn Healthcare Services Inc (a)	458,896

		2,040,146

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. (continued)
	Chemicals — 0.18%
14,500	Cabot Microelectronics Corp. (a)	$425,285
10,000	FMC Corp. (a)	531,700

		956,985

	Coal — 0.21%
30,300	Massey Energy Co.	1,147,461

	Communication Equipment — 0.66%
25,843	Avid Technology, Inc. (a)	1,415,163
93,400	Harmonic, Inc. (a)	452,990
11,800	Harris Corp.	507,518
40,900	Power-One, Inc. (a)	246,218
253,500	Sonus Networks, Inc. (a)	943,020

		3,564,909

	Computer Equipment — 0.64%
31,600	Electronics for Imaging, Inc. (a)	840,876
45,600	Komag, Inc. (a)	1,580,496
30,268	Seagate Technology Escrow (a)	0
55,300	Western Digital Corp. (a)	1,029,133

		3,450,505

	Computer Software & Services — 1.07%
21,100	Ansoft Corp. (a)	718,455
79,000	BEA Systems, Inc. (a)	742,600
25,000	Citrix Systems, Inc. (a)	719,500
31,600	Genesis Microchip, Inc. (a)	571,644
61,900	Informatica Corp. (a)	742,800
38,200	Insight Enterprises, Inc. (a)	749,102
34,200	Mercury Computer Systems, Inc. (a)	705,546
27,600	Perot Systems Corp., Class – A (a)	390,264
25,000	WebEx Communications, Inc. (a)	540,750

		5,880,661

	Construction — 1.24%
91,700	Chicago Bridge & Iron Co.	2,311,757
39,100	Fluor Corp.	3,020,866
21,100	Jacobs Engineering Group, Inc. (a)	1,432,057

		6,764,680

	Consumer Discretionary — 0.05%
10,500	Sabre Holdings Corp.	253,155

	Consumer Products & Services — 0.45%
30,300	ARAMARK Corp., Class – B	841,734
55,140	Digital Theater Systems, Inc. (a)	816,072
63,200	ValueVision Media, Inc., Class – A (a)	796,320

		2,454,126

	Containers & Packaging — 0.72%
164,500	Crown Holdings, Inc. (a)	3,212,685
50,000	Smurfit-Stone Container Corp. (a)	708,500

		3,921,185

Shares	Security Description	Value
	E-Commerce — 0.09%
35,500	i2 Technologies, Inc. (a)	$500,905

	Electrical & Electronics — 4.42%
69,100	Actel Corp. (a)	879,643
13,060	Agere Systems, Inc. (a)	168,474
32,800	Anaren Microwave, Inc. (a)	512,664
59,200	Artesyn Technologies, Inc. (a)	609,760
31,600	C&D Technologies, Inc.	240,792
39,200	Cypress Semiconductor Corp. (a)	558,600
36,800	Dexcom, Inc. (a)	549,056
23,700	Fairchild Semiconductor International, Inc. (a)	400,767
106,300	GrafTech International, Ltd. (a)	661,186
9,200	Harman International Industries, Inc.	900,220
94,700	Input/Output, Inc. (a)	665,741
72,680	Integrated Device Technology, Inc. (a)	957,922
22,400	Intersil Holding Corp.	557,312
27,000	Itron, Inc. (a)	1,081,080
55,000	LoJack Corp. (a)	1,327,150
199,000	MEMC Electronic Materials, Inc. (a)	4,411,831
43,100	Microsemi Corp. (a)	1,192,146
56,600	National Semiconductor Corp.	1,470,468
118,200	PMC-Sierra, Inc. (a)	911,322
21,100	Rogers Corp. (a)	826,698
56,600	SBS Technologies, Inc. (a)	569,962
19,800	Semtech Corp. (a)	361,548
20,400	Silicon Laboratories, Inc. (a)	747,864
36,200	SiRF Technology Holdings, Inc. (a)	1,078,760
142,400	Skyworks Solutions, Inc. (a)	724,816
15,800	Synopsys, Inc. (a)	316,948
23,385	Trimble Navigation, Ltd. (a)	829,934
34,397	Zoran Corp. (a)	557,575

		24,070,239

	Energy Equipment & Services — 1.33%
34,200	Core Laboratories NV (a)	1,277,712
11,800	Energy Conversion Devices, Inc. (a)	480,850
21,538	ENSCO International, Inc.	955,210
10,200	GlobalSantaFe Corp.	491,130
27,600	National-Oilwell, Inc. (a)	1,730,520
17,100	Noble Corp.	1,206,234
16,600	Transocean Sedco Forex, Inc. (a)	1,156,854

		7,298,510

	Entertainment — 0.11%
21,100	Netflix, Inc. (a)	570,966

	Health Care — 2.09%
14,500	Apria Healthcare Group, Inc. (a)	349,595
54,300	Cross Country Healthcare, Inc. (a)	965,454
2,600	DaVita, Inc. (a)	131,664
73,700	Eclipsys Corp. (a)	1,395,141
19,700	Express Scripts, Inc., Class – A (a)	1,650,860

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. (continued)
	Health Care (continued)
15,600	Magellan Health Services, Inc. (a)	$490,620
42,400	Matria Healthcare, Inc. (a)	1,643,424
17,100	Omnicare, Inc.	978,462
27,600	Pall Corp.	741,336
34,200	PAREXEL International Corp. (a)	692,892
5,500	Pediatrix Medical Group, Inc. (a)	487,135
15,800	Psychiatric Solutions, Inc. (a)	928,092
132,200	Regeneration Technologies, Inc. (a)	945,230

		11,399,905

	Industrial Products — 0.16%
7,900	Northwest Pipe Co. (a)	211,720
18,800	Unova, Inc. (a)	635,440

		847,160

	Insurance — 0.07%
1,800	Montpelier Re Holdings Ltd. – ADR	34,020
26,300	PXRE Group, Ltd.	340,848

		374,868

	Internet Content — 0.09%
119,200	Harris Interactive, Inc. (a)	513,752

	Internet Services — 0.45%
25,000	CheckFree Corp. (a)	1,147,500
39,700	SafeNet, Inc. (a)	1,279,134

		2,426,634

	Lasers-Systems/Components — 0.15%
45,000	IntraLase Corp. (a)	802,350

	Machinery & Engineering — 0.05%
31,400	Presstek, Inc. (a)	283,856

	Media — 0.16%
52,600	Macrovision Corp. (a)	879,998

	Medical – Biomedical/Genetic — 0.51%
22,932	Charles River Laboratories International, Inc. (a)	971,629
58,500	Genomic Health, Inc. (a)	532,935
8,900	Millipore Corp. (a)	587,756
33,700	Wright Medical Group, Inc. (a)	687,480

		2,779,800

	Medical Systems — 0.67%
65,800	Cyberonics (a)	2,125,340
50,800	Omnicell, Inc. (a)	607,060
35,500	STERIS Corp.	888,210

		3,620,610

	Metals — 1.01%
43,600	Brush Engineered Materials, Inc. (a)	693,240
93,300	Coeur d’Alene Mines Corp. (a)	373,200

Shares	Security Description	Value
	Metals (continued)
21,100	Freeport-McMoRan Copper & Gold, Inc., Class – B	$1,135,180
84,700	Hecla Mining Co. (a)	343,882
42,100	Kaydon Corp.	1,353,094
10,500	Reliance Steel & Aluminum Co.	641,760
25,000	RTI International Metals, Inc. (a)	948,750

		5,489,106

	Oil & Gas — 1.01%
32,600	Interoil Corp. (a)	873,680
10,500	Remington Oil & Gas Corp. (a)	383,250
67,100	Talisman Energy, Inc.	3,548,248
13,954	Valero Energy Co.	720,026

		5,525,204

	Packaging — 0.10%
24,960	Pactiv Corp. (a)	549,120

	Paper & Related Products — 0.25%
43,400	Bowater, Inc.	1,333,248

	Pharmaceuticals — 0.54%
23,700	Connetics Corp. (a)	342,465
24,800	ICON PLC – ADR (a)	1,020,272
25,000	Pharmaceutical Product Development, Inc.	1,548,750

		2,911,487

	Pollution Control — 0.31%
145,200	Bennett Evnironmental, Inc. (a)	450,120
32,900	Republic Services, Inc.	1,235,395

		1,685,515

	Production Technology — 0.21%
11,900	Lam Research Corp. (a)	424,592
67,200	Sanmina-SCI Corp. (a)	286,272
28,900	Teradyne, Inc. (a)	421,073

		1,131,937

	Restaurants — 0.29%
13,200	Panera Bread Co., Class – A (a)	866,976
46,000	Triarc Cos., Inc., Class – B	683,100

		1,550,076

	Retail — 0.47%
42,100	CarMax, Inc. (a)	1,165,328
57,900	Dollar Tree Stores, Inc. (a)	1,386,126

		2,551,454

	Semiconductors — 0.30%
284,400	Mindspeed Technologies (a)	668,340
88,651	STATS ChipPAC, Ltd. (a)	602,827
175,100	Vitesse Semiconductor (a)	336,192

		1,607,359

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. (continued)
	Steel — 0.14%
18,400	Maverick Tube Corp. (a)	$733,424

	Technology — 0.25%
32,100	ATMI, Inc. (a)	897,837
15,800	Hutchinson Technology, Inc. (a)	449,510

		1,347,347

	Telecommunications Equipment — 0.31%
25,100	Andrew Corp. (a)	269,323
47,200	Arris Group, Inc. (a)	446,984
45,700	C-COR, Inc. (a)	222,102
40,800	Powerwave Technologies, Inc. (a)	512,856
40,800	RF Micro Devices, Inc. (a)	220,728

		1,671,993

	Transportation & Shipping — 0.99%
17,100	EGL, Inc. (a)	642,447
34,200	Kansas City Southern (a)	835,506
28,200	Kirby Corp. (a)	1,471,194
39,500	Landstar System, Inc.	1,648,730
38,200	Swift Transportation Co., Inc. (a)	775,460

		5,373,337

	Utilities — 0.27%
53,900	Citizens Communications Co.	659,197
17,100	Western Gas Resources, Inc.	805,239

		1,464,436

		133,906,788

	Geewax, Terker & Co. — 17.92%
	Advertising — 0.09%
20,400	Ventiv Health, Inc. (a)	481,848

	Aerospace/Defense — 0.63%
3,900	Curtiss-Wright Corp.	212,940
61,500	DRS Technologies, Inc.	3,162,330
1,600	Orbital Sciences Corp. (a)	20,544

		3,395,814

	Auto Related — 0.06%
10,600	Lithia Motors, Inc.	333,264

	Banking & Finance — 1.60%
30,000	Allied Capital Corp.	881,100
33,700	Apollo Investment Corp.	604,241
8,510	Bank of the Ozarks, Inc.	314,019
1,100	Berkshire Hills Bancorp, Inc.	36,850
34,950	Capitol Bancorp, Ltd.	1,308,528
43,200	Cash America International, Inc.	1,001,808
11,500	City Holding Co.	413,425
16,400	Commercial Capital Bancorp, Inc.	280,768
15,600	Encore Capital Group, Inc. (a)	270,660
31,100	First Niagara Financial Group, Inc.	450,017
2,900	First Place Financial Corp.	69,745

Shares	Security Description	Value
	Banking & Finance (continued)
2,200	First State Bancorp.	$52,778
32,800	Investment Technology Group, Inc.	1,162,432
2,800	ITLA Capital Corp. (a)	136,780
10,000	KeyCorp	329,300
47,700	MCG Capital Corp.	695,943
5,800	NASDAQ Stock Market, Inc.	204,044
16,847	Sterling Financial Corp. (a)	420,838
473	United PanAm Financial Corp. (a)	12,237
1,900	Virginia Financial Group, Inc.	68,457

		8,713,970

	Building Products — 0.03%
9,400	LSI Industries, Inc.	147,204

	Business Services — 0.17%
23,500	Brady Corp., Class – A	850,230
3,400	Volt Information Sciences, Inc. (a)	64,668

		914,898

	Casinos & Gaming — 0.14%
12,000	Boyd Gaming Corp.	571,920
9,100	Monarch Casino & Resort, Inc. (a)	205,660

		777,580

	Chemicals — 0.25%
40,700	Airgas, Inc.	1,339,030

	Commercial Services — 0.56%
5,768	Ace Cash Express, Inc. (a)	134,683
23,400	Chemed Corp.	1,162,512
21,600	NCO Group, Inc. (a)	365,472
36,500	URS Corp. (a)	1,372,765

		3,035,432

	Compuer Hardware — 0.02%
11,900	Bell Microproducts, Inc. (a)	91,035

	Computer Equipment — 0.17%
26,000	Komag, Inc.	901,160

	Computer Software & Services — 0.76%
14,200	Avid Technology, Inc. (a)	777,592
145,600	Genesis Microchip, Inc.	2,633,904
45,700	SYNNEX Corp. (a)	690,527

		4,102,023

	Consumer Products & Services — 0.22%
1,900	Elizabeth Arden, Inc. (a)	38,114
6,100	Flanders Corp. (a)	74,176
31,750	Jarden Corp. (a)	957,263
11,500	John B. Sanfilippo & Son, Inc. (a)	148,695

		1,218,248

	Distribution/Wholesale — 0.40%
31,000	Hughes Supply, Inc.	1,111,350
25,400	WESCO International, Inc. (a)	1,085,342

		2,196,692

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Electric Utilities — 0.17%
38,400	PNM Resources, Inc.	$940,416

	Electrical & Electronics — 0.41%
34,200	Anixter International, Inc. (a)	1,337,904
12,300	Multi-Fineline Electronix, Inc.	592,491
9,200	Watts Water Technologies, Inc., Class – A	278,668

		2,209,063

	Entertainment — 0.12%
15,400	Gaylord Entertainment Co. (a)	671,286

	Health Care — 0.51%
63,000	Beverly Enterprises, Inc. (a)	735,210
35,705	Genesis HealthCare Corp. (a)	1,303,947
21,800	Sunrise Assisted Living, Inc. (a)	734,878

		2,774,035

	Homebuilders — 0.97%
39,725	Beazer Homes USA, Inc.	2,893,569
16,600	M/I Homes, Inc.	674,292
6,900	Meritage Corp. (a)	434,148
46,400	WCI Communities, Inc. (a)	1,245,840

		5,247,849

	Insurance — 1.71%
88,700	American Equity Investment Life Holding Co.	1,157,535
5,800	American Physicians Capital, Inc. (a)	265,582
31,900	AmerUs Group Co.	1,807,773
30,800	CNA Surety Corp. (a)	448,756
41,800	Delphi Financial Group, Inc., Class – A	1,923,217
4,300	EMC Insurance Group, Inc.	85,742
7,800	FPIC Insurance Group, Inc. (a)	270,660
8,200	Midland Co.	295,528
14,700	Ohio Casualty Corp.	416,304
12,200	ProAssurance Corp. (a)	593,408
11,500	RLI Corp.	573,505
6,200	Safety Insurance Group, Inc.	250,294
20,000	Selective Insurance Group, Inc.	1,062,000
8,100	Tower Group, Inc.	178,038

		9,328,342

	Internet Services — 0.13%
17,700	Equinix, Inc. (a)	721,452

	Machinery & Engineering — 1.01%
7,100	Albany International Corp., Class – A	256,736
27,600	Applied Industrial Technologies, Inc.	929,844
18,500	IDEX Corp.	760,535
88,650	Joy Global, Inc.	3,546,000

		5,493,115

Shares	Security Description	Value
	Manufacturing — 1.07%
22,100	Acuity Brands, Inc.	$702,780
10,600	Barnes Group, Inc.	349,800
32,900	Gardner Denver, Inc. (a)	1,621,970
4,290	MascoTech, Inc. (a)	0
17,200	Terex Corp. (a)	1,021,680
48,400	Trinity Industries, Inc.	2,132,988

		5,829,218

	Medical Products — 0.09%
14,700	PolyMedica Corp.	492,009

	Metals — 0.16%
9,700	Cleveland-Cliffs, Inc.	859,129

	Oil & Gas — 2.40%
16,800	Callon Petroleum Co. (a)	296,520
136,440	Enbridge Energy Management, LLC (a)	0
57,000	Encore Acquisition Co. (a)	1,826,280
31,500	Energy Partners, Ltd. (a)	686,385
23,800	Giant Industries, Inc. (a)	1,236,648
9,200	Helmerich & Payne, Inc.	569,572
15,100	Holly Corp.	888,937
119,400	KCS Energy, Inc. (a)	2,891,867
17,800	Penn Virginia Corp.	1,021,720
6,870	Plains Exploration & Production Co. (a)	272,945
44,604	Southern Union Co. (a)	1,053,993
3,100	Superior Energy Services, Inc. (a)	65,255
23,400	Tesoro Corp.	1,440,270
21,000	Whiting Petroleum Corp. (a)	840,000

		13,090,392

	Real Estate Investment Trust — 1.04%
29,100	Ashford Hospitality Trust	305,259
23,200	Capital Trust, Inc., Class – A	679,296
7,200	Digital Realty Trust, Inc.	162,936
6,400	Entertainment Properties Trust	260,800
63,300	Equity Inns, Inc.	857,715
28,200	Innkeepers USA Trust	451,200
133,100	La Quinta Corp. (a)	1,482,734
27,400	Newcastle Investment Corp.	680,890
23,800	RAIT Investment Trust	616,896
5,200	Sunstone Hotel Investors, Inc.	138,164
600	Universal Health Realty Income Trust	18,804

		5,654,694

	Rental & Leasing — 0.19%
34,437	Aaron Rents, Inc.	725,932
12,100	United Rentals, Inc. (a)	283,019

		1,008,951

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Resorts/Theme Parks — 0.17%
25,000	Bluegreen Corp. (a)	$395,000
15,400	Vail Resorts, Inc. (a)	508,662

		903,662

	Restaurants — 0.14%
21,300	Landry’s Restaurants, Inc.	568,923
6,700	Ruby Tuesday, Inc. (a)	173,463

		742,386

	Retail — 0.51%
2,550	America’s Car- Mart, Inc. (a)	42,126
5,800	Asbury Automotive Group, Inc. (a)	95,468
19,000	Brown Shoe Co., Inc.	806,170
52,350	Stage Stores, Inc. (a)	1,558,983
6,071	The Pantry, Inc. (a)	285,276

		2,788,023

	Steel — 0.41%
28,600	Freightcar America, Inc.	1,375,088
27,450	Schnitzer Steel Industries, Inc.	839,696

		2,214,784

	Storage/Warehousing — 0.07%
8,000	Mobile Mini, Inc. (a)	379,200

	Telecommunications Equipment — 0.14%
59,100	Powerwave Technologies, Inc. (a)	742,887

	Transportation & Shipping — 1.40%
21,000	Alexander & Baldwin, Inc.	1,139,040
54,400	Genesee & Wyoming, Inc., Class – A (a)	2,042,720
16,700	Greenbrier Cos., Inc.	474,280
12,710	Heartland Express, Inc.	257,886
27,700	Kirby Corp. (a)	1,445,109
31,950	Marten Transport, Ltd. (a)	582,129
12,600	Pacer International, Inc. (a)	328,356
61,300	RailAmerica, Inc. (a)	673,687
15,100	SCS Transportation (a)	320,875
11,600	Wabtec Corp.	312,040

		7,576,122

		97,315,213

	IronBridge Capital Management, LLC — 22.29%
	Advertising — 0.35%
38,406	Aquantive, Inc. (a)	969,368
39,212	Ventiv Health, Inc.	926,187

		1,895,555

	Aerospace/Defense — 0.15%
61,571	Orbital Sciences Corp. (a)	790,572

	Apparel — 0.22%
21,823	Oxford Industries, Inc.	1,193,718

Shares	Security Description	Value
	Banking & Finance — 2.74%
20,703	BOK Financial Corp.	$940,537
37,685	Cathay General Bancorp, Inc.	1,354,399
62,658	Commercial Capital Bancorp, Inc.	1,072,705
41,862	Community Bank System, Inc.	943,988
20,880	CompuCredit Corp. (a)	803,462
31,923	Edwards (A.G), Inc.	1,495,912
44,495	First Midwest Bancorp, Inc.	1,559,995
6,100	GATX Corp.	220,088
44,805	Jefferies Group, Inc.	2,015,329
37,775	Pacific Capital Bancorp	1,344,035
47,198	Texas Regional Bancshares	1,335,703
51,748	United Bankshares, Inc.	1,823,600

		14,909,753

	Building Products — 0.59%
60,486	Apogee Enterprises, Inc.	981,083
25,637	Lennox International, Inc.	722,963
10,700	Texas Industries, Inc.	533,288
17,130	Universal Forest Products, Inc.	946,433

		3,183,767

	Business Services — 0.61%
44,693	eFunds Corp.	1,047,604
32,406	John H. Harland Co.	1,218,466
92,394	Source Interlink Cos., Inc. (a)	1,027,421

		3,293,491

	Chemicals — 1.35%
59,539	Agrium, Inc.	1,309,263
18,525	FCM Corp. (a)	984,974
45,805	Lubrizol Corp.	1,989,311
55,835	Methanex Corp.	1,046,348
73,426	Symyx Technologies, Inc. (a)	2,003,796

		7,333,692

	Coffee — 0.22%
39,450	Peets Coffee and Tea, Inc. (a)	1,197,308

	Communication Equipment — 0.22%
45,400	ViaSat, Inc. (a)	1,213,542

	Computer Equipment — 0.13%
19,755	Komag, Inc. (a)	684,708

	Computer Software & Services — 0.76%
10,200	CACI International, Inc., Class – A (a)	585,276
38,423	MapInfo Corp. (a)	484,514
39,856	Mercury Computer Systems, Inc. (a)	822,229
14,000	Micros Systems, Inc.	676,480
20,636	Progress Software Corp.	585,650
40,465	THQ, Inc. (a)	965,090

		4,119,239

	Electric Utilities — 0.49%
89,632	Avista Corp.	1,587,382
30,388	Black Hills Corp.	1,051,729

		2,639,111

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	IronBridge Capital Management, LLC (continued)
	Electrical & Electronics — 1.45%
18,600	Actel Corp. (a)	$236,778
113,535	Aeroflex, Inc. (a)	1,220,501
19,693	Analogic Corp.	942,310
13,259	Itron, Inc. (a)	530,890
138,266	Kemet Corp. (a)	977,541
33,726	OSI Systems, Inc. (a)	620,221
26,503	Synaptics, Inc. (a)	655,154
30,469	Thomas & Betts Corp.	1,278,480
39,631	Trimble Navigation, Ltd. (a)	1,406,505
1,000	Woodward Governor Co.	86,010

		7,954,390

	Energy — 0.16%
24,340	Headwaters, Inc. (a)	862,610

	Footwear — 0.44%
30,301	Deckers Outdoor Corp. (a)	836,914
67,967	Wolverine World Wide, Inc.	1,526,538

		2,363,452

	Golf — 0.22%
87,780	Callaway Golf Co.	1,214,875

	Instruments-Scientific — 0.20%
26,807	Varian, Inc. (a)	1,066,651

	Insurance — 0.59%
16,707	AmerUs Group Co.	946,786
11,302	Selective Insurance Group, Inc.	600,136
19,464	Stewart Information Services Corp.	947,313
20,077	The Midland Co.	723,575

		3,217,810

	Internet Content — 0.10%
41,008	Audible, Inc. (a)	526,543

	Internet Services — 0.22%
35,426	Openwave Systems, Inc. (a)	618,892
48,300	Secure Computing Corp.	592,158

		1,211,050

	Lasers – Systems/Components — 0.23%
28,684	Rofin-Sinar Technologies, Inc. (a)	1,246,893

	Machinery & Engineering — 0.80%
21,541	Astec Industries, Inc.	703,529
35,800	IDEX Corp.	1,471,738
33,860	JLG Industries, Inc.	1,546,048
16,174	Lincoln Electric Holding, Inc.	641,461

		4,362,776

	Manufacturing — 0.37%
13,500	Kaydon Corp.	433,890
56,887	Mikohn Gaming Corp.	561,475
34,327	Raven Industries, Inc.	990,334

		1,985,699

Shares	Security Description	Value
	Media — 0.31%
66,907	Imax Corp. (a)	$472,363
24,068	Media General, Inc., Class – A	1,220,248

		1,692,611

	Medical – Biomedical/Genetic — 0.86%
21,334	Digene Corp. (a)	622,313
80,956	Exelixis, Inc. (a)	762,606
57,066	LifeCell Corp. (a)	1,088,249
100,200	Maxygen, Inc. (a)	752,502
22,230	Millipore Corp. (a)	1,468,068

		4,693,738

	Medical Products — 1.07%
28,885	ABIOMED, Inc.	266,897
68,025	Cepheid, Inc. (a)	597,260
6,090	Intuitive Surgical, Inc. (a)	714,174
43,005	Owens & Minor, Inc.	1,183,928
32,000	Respironics, Inc. (a)	1,186,240
16,221	Techne Corp. (a)	910,809
46,274	Thoratec Corp. (a)	957,409

		5,816,717

	Medical Systems — 0.69%
43,462	American Medical Systems Holdings, Inc. (a)	774,927
19,627	Cerner Corp. (a)	1,784,291
24,325	Merge Technologies, Inc.	609,098
16,406	SonoSite, Inc. (a)	574,374

		3,742,690

	Metals — 0.19%
27,350	Commercial Metals Co.	1,026,719

	Natural Gas Distribution — 0.35%
52,900	Energen Corp.	1,921,328

	Oil & Gas — 1.03%
25,997	AGL Resources, Inc.	904,956
31,350	Cabot Oil & Gas Corp., Class – A	1,413,884
38,062	Southwestern Energy Co. (a)	1,367,948
19,196	Swift Energy Co. (a)	865,164
18,723	Unit Corp. (a)	1,030,327

		5,582,279

	Oil-Field Services — 0.47%
30,090	Oceaneering International, Inc. (a)	1,497,880
33,779	TETRA Technologies, Inc. (a)	1,030,935

		2,528,815

	Optical Supplies — 0.28%
105,234	Oakley, Inc.	1,545,887

	Paper & Related Products — 0.30%
49,095	Longview Fibre Co.	1,021,667
53,021	Wausau-Mosinee Paper Corp.	628,299

		1,649,966

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	IronBridge Capital Management, LLC (continued)
	Pollution Control — 0.10%
37,622	Duratek, Inc. (a)	$561,696

	Real Estate Investment Trust — 0.65%
68,890	Corporate Office Properties	2,448,351
22,142	Mid-America Apartment Communities, Inc.	1,073,887

		3,522,238

	Restaurants — 0.24%
41,191	California Pizza Kitchen, Inc. (a)	1,316,876

	Retail — 0.99%
42,678	BJ’s Wholesale Club, Inc. (a)	1,261,562
46,569	Pacific Sunwear of California, Inc. (a)	1,160,499
34,057	Payless ShoeSource, Inc. (a)	854,831
24,740	Stage Stores, Inc.	736,757
45,834	The Men’s Wearhouse, Inc. (a)	1,349,353

		5,363,002

	Semiconductors — 0.52%
39,520	Cohu, Inc.	903,822
45,676	Cypress Semiconductor Corp. (a)	650,883
29,071	Varian Semiconductor Equipment, Inc. (a)	1,277,089

		2,831,794

	Steel — 0.19%
11,700	Chaparral Steel Co.	353,925
20,101	Valmont Industries, Inc.	672,579

		1,026,504

	Superconductor Products and Systems — 0.15%
102,010	American Superconductor Corp. (a)	802,819

	Telecommunications Equipment — 0.23%
48,031	Powerwave Technologies, Inc. (a)	603,750
45,263	Tekelec (a)	629,155

		1,232,905

	Toys — 0.26%
120,265	Leapfrog Enterprises, Inc. (a)	1,401,087

	Transportation & Shipping — 0.80%
18,436	Alexander & Baldwin, Inc.	999,969
16,001	Forward Air Corp.	586,437
73,500	Knight Transportation, Inc.	1,523,654
68,253	OMI Corp.	1,238,792

		4,348,852

		121,075,728

	Sterling Johnston Capital Management, Inc. — 15.66%
	Advertising — 0.16%
36,000	Ventiv Health, Inc. (a)	850,320

Shares	Security Description	Value
	Aerospace/Defense — 0.51%
70,800	BE Aerospace, Inc. (a)	$1,557,600
32,350	Esterline Technologies Corp. (a)	1,203,097

		2,760,697

	Banking & Finance — 0.30%
31,150	Advanta Corp., Class – B	1,010,506
51,550	Tradestation Group, Inc.	638,189

		1,648,695

	Business Services — 0.32%
30,900	CDI Corp.	846,660
21,900	Ipayment Holdings, Inc.	909,288

		1,755,948

	Casinos & Gaming — 0.13%
27,650	Pinnacle Entertainment, Inc. (a)	683,232

	Commercial Services — 0.16%
41,100	Healthcare Services Group, Inc.	851,181

	Communications — 0.26%
40,250	General Cable Corp. (a)	792,925
14,600	j2 Global Communications, Inc. (a)	624,004

		1,416,929

	Computer Equipment — 0.14%
155,800	Silicon Storage Technology, Inc. (a)	786,790

	Computer Hardware — 0.08%
22,750	NETGEAR, Inc.	437,938

	Computer Software & Services — 1.28%
26,900	Blackboard, Inc.	779,562
20,200	Blue Coat Systems, Inc.	923,544
68,450	Informatica Corp.	821,400
111,900	Nuance Communications, Inc.	853,797
28,950	Progress Software Corp. (a)	821,601
116,050	RealNetworks, Inc. (a)	900,548
63,950	Wind River Systems, Inc. (a)	944,541
43,300	Witness Systems, Inc.	851,711

		6,896,704

	Construction — 0.16%
23,450	Granite Construction, Inc.	842,090

	Consumer Products — 0.30%
239,950	Revlon, Inc., Class – A (a)	743,845
58,000	Skechers U.S.A., Inc. (a)	888,560

		1,632,405

	Consumer Products & Services — 0.17%
66,300	Playtex Products, Inc. (a)	906,321

	Distribution/Wholesale — 0.43%
28,200	Aviall, Inc. (a)	812,160
53,250	Beacon Roofing Supply, Inc.	1,529,873

		2,342,033

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Sterling Johnston Capital Management, Inc. (continued)
	E-Commerce — 0.07%
6,200	Ctrip.com International Ltd. – ADR	$358,050

	Electrical & Electronics — 0.29%
25,050	M-Systems Flash Disk Pioneers, Ltd. (a)	829,656
21,300	SonoSite, Inc. (a)	745,713

		1,575,369

	Energy — 0.65%
26,900	Energy Conversion Devices, Inc.	1,096,174
49,150	Evergreen Solar, Inc.	523,448
22,850	Goodrich Petroleum Corp.	574,678
20,300	James River Coal Co.	775,460
27,350	Toreador Resources Corp. (a)	576,265

		3,546,025

	Footwear — 0.21%
51,550	Wolverine World Wide, Inc.	1,157,813

	Health & Personal Care — 0.15%
32,100	American Retirement	806,673

	Health Care — 0.81%
47,450	Eclipsys Corp.	898,228
16,050	LCA-Vision, Inc.	762,536
25,525	Matria Healthcare, Inc. (a)	989,348
8,100	Option Care, Inc.	108,216
13,600	Psychiatric Solutions, Inc. (a)	798,864
20,200	Wellcare Health Plans, Inc. (a)	825,170

		4,382,362

	Hospital Management & Services — 0.11%
26,200	Symbion, Inc. (a)	602,600

	Internet Services — 0.42%
27,000	Equinix, Inc. (a)	1,100,519
26,150	RADVision, Ltd. (a)	433,638
35,650	Webex Communications, Inc.	771,110

		2,305,267

	Lasers – Systems/Components — 0.15%
44,600	IntraLase Corp. (a)	795,218

	Machinery & Engineering — 1.23%
25,900	Bucyrus International, Inc.	1,364,929
21,050	Franklin Electric Co, Inc.	832,317
13,450	Middleby Corp.	1,163,425
5,700	Nacco Industries, Inc.	667,755
35,750	Regal-Beloit Corp.	1,265,550
40,000	Tesco Corp.	740,000
12,900	The Manitowoc Co., Inc.	647,838
1	TurboChef Technologies, Inc. (a)	14

		6,681,828

Shares	Security Description	Value
	Manufacturing — 0.35%
42,700	Builders Firstsource, Inc. (a)	$912,499
23,250	Jos. A. Bank Clothiers, Inc. (a)	1,009,283

		1,921,782

	Medical – Biomedical/Genetic — 0.54%
60,550	Illumina, Inc. (a)	853,755
49,400	Intermune, Inc.	829,920
45,250	LifeCell Corp.	862,918
20,350	Meridian Bioscience Inc.	409,849

		2,956,442

	Medical Products — 0.38%
16,900	Syneron Medical, Ltd. (a)	536,575
30,400	Viasys Healthcare, Inc.	781,280
29,900	West Pharmaceutical Services, Inc.	748,397

		2,066,252

	Medical Supplies — 0.23%
41,600	American Commercial Lines	1,260,064

	Medical Systems — 0.30%
24,500	Aspect Medical Systems, Inc.	841,575
34,650	Per-Se Technologies, Inc.	809,424

		1,650,999

	Metals — 0.12%
161,250	Coeur d’Alene Mines Corp.	645,000

	Oil & Gas — 0.77%
7,550	Berry Petroleum Co., Class – A	431,860
64,100	Brigham Exploration Co. (a)	760,226
188,900	Endeavour International Corp.	623,370
100,700	Gasco Energy, Inc.	657,571
74,300	Global Industries, Ltd. (a)	843,305
66,650	Petrohawk Energy Corp. (a)	881,112

		4,197,444

	Oil-Field Services — 0.20%
21,300	Oceaneering International, Inc. (a)	1,060,314

	Pharmaceuticals — 1.21%
18,750	Adams Respiratory Therapeutics, Inc.	762,375
88,650	BioMarin Pharmaceutical, Inc.	955,647
42,800	Cubist Pharmaceuticals, Inc. (a)	909,500
36,500	CV Therapeutics, Inc. (a)	902,645
70,650	Geron Corp.	608,297
30,750	HealthExtras, Inc. (a)	771,825
13,500	New River Pharmaceuticals, Inc.	700,380
52,200	ViroPharma, Inc.	968,309

		6,578,978

	Restaurants — 0.19%
57,750	Ruth’s Chris Steak House, Inc.	1,045,275

	Retail — 1.09%
21,300	Brown Shoe Co., Inc.	903,759

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Sterling Johnston Capital Management, Inc. (continued)
	Retail (continued)
44,400	Christopher & Banks Corp. (a)	$833,832
24,950	Conn’s, Inc. (a)	919,907
25,300	Dress Barn, Inc. (a)	976,833
84,550	Retail Ventures, Inc.	1,051,802
52,550	The Gymboree Corp.	1,229,669

		5,915,802

	Semiconductors — 0.38%
42,950	PortalPlayer, Inc.	1,216,344
28,800	Standard Microsystems Corp.	826,272

		2,042,616

	Steel — 0.56%
33,800	Maverick Tube Corp.	1,347,268
17,750	NS Group, Inc. (a)	742,128
32,450	Oregon Steel Mills, Inc. (a)	954,679

		3,044,075

	Telecommunications Equipment — 0.49%
104,100	ECI Telecom, Ltd. (a)	779,709
18,750	Nice Systems, Ltd. (a)	903,000
34,200	Teledyne Technologies, Inc. (a)	995,220

		2,677,929

	Transportation & Shipping — 0.36%
3,100	Forward Air Corp.	113,615
35,250	Old Dominion Freight Line, Inc. (a)	951,045
30,650	Usa Truck, Inc.	892,835

		1,957,495

		85,042,955

	Total Common Stocks (cost $412,957,685)	527,144,991

	Investment Company — 1.23%
	Geewax, Terker & Co. — 1.23%
	Mutual Fund — 1.23%
79,400	iShares Russell 2000 Value Index Fund	5,234,048
26,500	Nasdaq – 100 Index Tracking Stock (a)	1,071,130
7,000	streetTRACKS Morgan Stanley Technology Index Fund	363,300

		6,668,478

	Total Investment Company (cost $6,650,184)	6,668,478

Shares	Security Description	Value
	Time Deposit — 1.39%
	Franklin Portfolio Associates — 0.07%
	Time Deposit — 0.07%
392,658	Euro Time Deposit, 3.50%, 01/03/06	$392,658

	Frontier Capital Management Co. — 0.25%
	Time Deposit — 0.25%
1,340,555	Bankers Trust Co., Repurchase Agreement, dated 12/30/05, due 01/13/06 at 2.75% with a maturity value of $1,340,964.61 (Collateralized by U.S. Treasury Bond, 8.750%, 8/15/20, with a market value of $1,364,874.85)	1,340,555

	Geewax, Terker & Co. — 0.34%
	Time Deposit — 0.34%
1,831,482	Bankers Trust Co., Repurchase Agreement, dated 12/30/05, due 01/03/06 at 2.75% with a maturity value of $1,832,041.76 (Collateralized by U.S. Treasury Bond, 8.750%, 8/15/20, with a market value of $1,860,698.9)	1,831,482

	IronBridge Capital Management, LLC — 0.21%
	Time Deposit — 0.21%
1,124,538	Euro Time Deposit, 3.50%, 01/03/06	1,124,538

	Sterling Johnston Capital Management, Inc. — 0.52%
	Time Deposit — 0.52%
2,853,992	Euro Time Deposit, 3.50%, 01/03/06	2,853,991

	Total Time Deposit (cost $7,543,224)	7,543,224

	Total Investments (cost $427,151,095) — 99.68%	541,356,693
	Other assets in excess of liabilities — 0.32%	1,722,012

	Net Assets — 100.00%	$543,078,705

(a)	Represents a non-income producing security.

(b)	Escrowed Security

ADR — American Depositary Receipt

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks — 97.06%
	Artisan Partners LP — 33.53%
	Austria — 0.15%
34,351	Wiener Staedtische Allgemeine Versicherung AG (Insurance) (b)	$2,026,962

	Belgium — 0.44%
133,854	Interbrew (Brewery)	5,825,939

	Brazil — 0.11%
392,067	Telesp Celular Participacoes SA (Telecommunications Services) (a)	1,482,013

	Canada — 0.71%
5,180	Corus Entertainment, Inc., B Shares (Multimedia)	139,060
204,500	EnCana Corp. (Oil & Gas)	9,248,426

		9,387,486

	Denmark — 0.04%
33,700	Vestas Wind Systems A/S (Power Converters)	553,581

	Finland — 0.17%
120,300	Fortum Oyj (Electric)	2,255,598

	France — 2.55%
35,099	Accor SA (Hotels & Lodging)	1,930,256
164,541	AXA (Diversified Financial Services)	5,309,345
144,797	Carrefour SA (Food – Retail)	6,783,850
84,307	JC Decaux SA (Advertising) (a)	1,965,943
59,809	LVMH Moet Hennessy Louis Vuitton SA (Luxury Goods)	5,313,225
135,939	PagesJaunes SA (Media)	3,538,427
49,071	PPR SA (Retail)	5,526,812
102,385	Safran SA (Electronics – Military)	2,448,097
7,708	Sanofi-Aventis (Pharmaceuticals)	675,172

		33,491,127

	Germany — 3.91%
53,292	Allianz AG (Financial Services) (b)	8,071,296
221,500	Commerzbank AG (Banking) (b)	6,874,599
207,269	Deutsche Post AG (Transportation) (b)	5,034,457
66,986	E.ON AG (Electric)	6,934,808
35,564	Heidelberger Druckmaschinen AG (Printing) (b)	1,364,365
251,404	ProSiebenSat.1 Media AG – Preferred (Media)	4,829,828
33,771	RWE AG (Electric)	2,493,620
14,331	SAP AG (Software)	2,598,481
80,397	Siemens AG (Manufacturing)	6,887,147
918,985	UniCredito Italiano SpA (Banking)	6,309,245

		51,397,846

Shares	Security Description	Value
	Hong Kong — 1.41%
191,900	Cheung Kong (Holdings), Ltd. (Real Estate)	$1,968,897
82,000	China Merchants Holdings International Co., Ltd. (Diversified Operations)	178,206
1,945,800	China Mobile (Hong Kong), Ltd. (Cellular Telecommunications Services)	9,210,264
988,200	MTR Corp., Ltd. (Transportation)	1,943,670
533,600	Sun Hung Kai Properties, Ltd. (Real Estate)	5,196,017

		18,497,054

	Italy — 1.61%
159,139	Assicurazioni Generali SpA (Insurance)	5,560,757
197,866	ENI SpA (Oil & Gas)	5,487,625
540,851	Saipem SpA (Oil & Gas)	8,873,231
179,400	UniCredito Italiano SpA (Banking)	1,235,909

		21,157,522

	Japan — 7.92%
10,000	AEON Co., Ltd. (Retail)	254,410
169,000	Bridgestone Corp. (Tires)	3,518,445
157,700	Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	3,383,489
346,200	Credit Saison Co., Ltd. (Banking)	17,292,384
112,200	Honda Motor Co., Ltd. (Automobiles)	6,403,545
249	Japan Tobacco, Inc. (Tobacco)	3,631,954
6,696	Jupiter Telecommunications Co., Ltd. (Cable TV) (a)(b)	5,343,399
15,700	KEYENCE Corp. (Electronics)	4,466,884
338,600	Mitsubishi Corp. (Distribution/Wholesale)	7,494,454
172,000	Mitsubishi Estate Co., Ltd. (Real Estate)	3,573,609
110,500	Mitsubishi Heavy Industries Ltd. (Manufacturing – Diversified)	487,280
64	Mitsubishi UFJ Financial Group, Inc. (Banking)	868,385
192,900	Mitsui & Co., Ltd. (Import/Export)	2,478,320
135,000	Mitsui Fudosan Co., Ltd. (Real Estate)	2,741,901
1,655	Mizuho Financial Group, Inc. (Financial Services)	13,136,703
98	NTT Data Corp. (Networking Products)	487,839
51,000	ORIX Corp. (Diversified Financial Services)	12,996,523

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Artisan Partners LP (continued)
	Japan (continued)
341,400	Sega Sammy Holdings, Inc. (Leisure/Recreational Products)	$11,435,974
27,400	SMC Corp. (Manufacturing)	3,915,282
2,500	Sumco Corp. (Semiconductors) (b)	131,233

		104,042,013

	Luxembourg — 0.14%
22,425	RTL Group (Multimedia)	1,805,021

	Mexico — 0.93%
91,000	Grupo Televisa SA – ADR (Multimedia)	7,325,500
889,400	Walmart DE Mexico SA (Retail)	4,937,624

		12,263,124

	Netherlands — 2.29%
420,025	ASML Holding NV (Semiconductors) (a)	8,402,389
80,500	ASML Holding NV – New York Shares – ADR (Semiconductors) (a)	1,616,440
435,595	Fortis AG (Banking)	13,864,833
181,685	ING Groep NV (Diversified Financial Services)	6,301,264

		30,184,926

	Norway — 0.33%
700	Aker ASA, A Shares (Diversified Operations) (a)	20,550
376,500	Stolt Offshore SA (Oil Field Services) (a)	4,382,192

		4,402,742

	Portugal — 0.37%
1,778,266	Banco Commercial Portugues SA (Banking) (b)	4,904,487

	Russia — 0.98%
101,069	AFK Sistema – GDR (Telecom Services) (a)	2,203,304
179,600	Lukoil – ADR (Oil & Gas)	10,686,200

		12,889,504

	Singapore — 0.71%
835,600	Singapore Airlines, Ltd. (Airlines)	6,234,320
1,981,980	Singapore Telecommunications, Ltd. (Telecommunications)	3,112,496

		9,346,816

	South Korea — 0.46%
19,746	Hana Financial Group, Inc. (Diversified Financial Services)	903,210
67,340	Kookmin Bank (Financial Services)	5,100,505

		6,003,715

Shares	Security Description	Value
	Spain — 0.89%
267,018	Banco Bilbao Vizcaya Argentaria SA (Banking)	$4,766,315
96,455	Industria de Diseno Textil SA (Apparel)	3,145,483
221,238	Promotora de Informaciones SA (Prisa) (Media)	3,771,058

		11,682,856

	Switzerland — 4.04%
724,100	Keppel Corp., Ltd. (Diversified Operations)	4,792,479
37,602	Nestle SA, Class B (Food)	11,249,685
2,157	Nobel Biocare Holding AG (Medical Products)	474,553
101,183	Novartis AG (Pharmaceuticals)	5,318,732
55,233	Roche Holding AG (Pharmaceuticals)	8,295,882
83,076	Swiss Re (Diversified Financial Services)	6,083,976
3,645	Synthes, Inc. (Medical Products)	409,563
173,770	UBS AG – Registered (Banking)	16,548,894

		53,173,764

	Taiwan — 0.21%
151,100	Chunghwa Telecom Co., Ltd. – ADR (Telecommunications) (b)	2,772,685

	United Kingdom — 3.16%
146,463	Barclays PLC (Banking)	1,539,303
704,613	British Sky Broadcasting Group PLC (Television)	6,017,620
297,613	Cadbury Schweppes PLC (Food)	2,813,031
78,323	Carnival PLC (Cruise Lines)	4,445,884
2,847,154	ITV PLC (Television)	5,509,578
2,337,625	Kingfisher PLC (Retail)	9,539,725
86,175	Smith & Nephew PLC (Medical Products)	793,772
1,085,442	Tesco PLC (Food – Retail)	6,189,349
1,430,369	William Morrison Supermarkets PLC (Food – Retail)	4,760,844

		41,609,106

		441,155,887

	Capital Guardian Trust Co. — 63.53%
	Australia — 1.48%
275,687	Amcor, Ltd. (Packaging)	1,509,324
20	BHP Billiton, Ltd. (Mining)	333
195,435	Brambles Industries, Ltd. (Commerical Services)	1,449,534
358,639	Foster’s Brewing Group, Ltd. (Brewery)	1,466,686
190,795	Insurance Australia Group, Ltd. (Insurance)	757,900
25,063	Macquarie Bank, Ltd. (Banking)	1,251,827

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Australia (continued)
60,764	News Corp. (Multimedia)	$956,591
380,700	Promina Group, Ltd. (Insurance)	1,350,435
468,210	Qantas Airways, Ltd. (Transportation)	1,386,333
131,424	QBE Insurance Group, Ltd. (Insurance) (b)	1,887,888
302,285	Rinker Group, Ltd. (Construction)	3,644,418
40,300	Wesfarmers, Ltd. (Conglomerate)	1,091,943
222,747	Woolworths, Ltd. (Retail)	2,750,790

		19,504,002

	Austria — 0.14%
11,100	Raiffeisen International Bank Holding AG (Banking) (a)	729,874
51,712	Telekom Austria AG (Telecommunications)	1,163,017

		1,892,891

	Belgium — 0.17%
48,100	UCB SA (Pharmaceuticals)	2,259,216

	Brazil — 0.13%
21,000	Companhia Vale do Rio Doce – ADR (Metals – Diversified)	863,940
24,000	Companhia Vale do Rio Doce – SP ADR (Metals – Diversified)	870,000

		1,733,940

	Canada — 3.42%
151,600	Abitibi-Consolidated, Inc. (Paper & Related Products)	607,861
204,600	Alcan Aluminium, Ltd. (Building Materials)	8,407,931
52,100	Barrick Gold Corp. (Gold Mining)	1,452,027
70,800	Cameco Corp. (Metals & Mining)	4,495,209
66,300	Canadian Natural Resources, Ltd. (Oil & Gas)	3,287,617
69,214	Falconbridge, Ltd. (Metals – Diversified)	2,054,623
81,600	Inco, Ltd. (Metals & Mining)	3,555,312
26,200	Loblaw Cos., Ltd. (Food – Retail)	1,270,774
13,200	Magna International, Inc., Class A (Auto Related)	954,053
26,900	Manulife Financial Corp. (Insurance)	1,580,161
74,800	Methanex Corp. (Chemicals)	1,406,925
60,400	Potash Corp. of Saskatchewan, Inc. (Agriculture)	4,838,444
24,700	Rogers Communications, Inc., Class B (Cable TV)	1,045,638
35,200	Suncor Energy, Inc. (Oil & Gas)	2,220,671
48,800	Telus Corp. (Telecommunications Services)	2,009,609

Shares	Security Description	Value
	Canada (continued)
71,800	Telus Corp. (Telecommunications Services)	$2,883,244
36,300	Thomson Corp. (Publishing & Printing)	1,238,735
32,200	Toronto-Dominion Bank (Banking)	1,693,672

		45,002,506

	Denmark — 0.23%
53,800	Novo Nordisk A/S (Pharmaceutical Products)	3,026,981

	Finland — 0.22%
89,400	Stora Enso Oyj (Paper & Related Products)	1,210,611
84,000	UPM-Kymmene Oyj (Paper & Related Products)	1,646,571

		2,857,182

	France — 5.65%
52,800	Accor SA (Hotels & Lodging)	2,903,716
13,700	Air Liquide SA (Chemicals)	2,635,208
56,500	Axa (Insurance)	1,823,120
176,600	BNP Paribas SA (Banking)	14,287,957
232,500	Bouygues SA (Wireless Telecommunications Services)	11,366,165
24,000	Carrefour SA (Food – Retail)	1,124,419
23,900	Dassault Systems SA (Computer Software)	1,349,168
27,600	Essilor International SA (Optical Supplies)	2,228,099
11,600	France Telecom SA (Telecommunications)	288,212
31,860	Groupe Danone (Food Products & Services)	3,328,139
29,700	L’Oreal SA (Cosmetics & Toiletries)	2,207,786
44,200	Lafarge SA (Building Materials)	3,976,279
15,500	Renault SA (Automobiles)	1,264,130
142,600	Sanofi-Aventis (Pharmaceuticals)	12,490,856
77,900	Schneider Electric SA (Hand/Machine Tools)	6,948,030
19,500	Societe Generale (Banking)	2,398,232
51,000	Veolia Environnement (Utilities – Water)	2,308,495
44,900	Vivendi Universal SA (Multimedia)	1,406,297

		74,334,308

	Germany — 3.94%
45,400	Allianz AG Holdings (Insurance)	6,876,019
22,400	Altana AG (Pharmaceuticals)	1,223,925
141,700	Bayer AG (Chemicals)	5,909,129
28,200	Bayerische Motoren Werke AG (Automobiles)	1,235,071
77,900	DaimlerChrysler AG (Automobiles)	3,972,410
22,900	Deutsche Bank AG (Banking)	2,222,206
11,976	Deutsche Boerse AG (Financial Services)	1,225,087

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Germany (continued)
97,500	Deutsche Post AG (Transportation)	$2,368,225
57,100	E.ON AG (Electric)	5,911,348
132,700	Infineon Technologies AG (Semiconductors) (a)	1,215,774
69,200	Infineon Technologies AG – ADR (Semiconductors) (a)	629,720
30,800	SAP AG (Software)	5,584,621
34,400	SAP AG – ADR (Software)	1,550,408
103,100	Siemens AG (Manufacturing)	8,831,983
57,300	Volkswagen AG (Automobiles)	3,031,140

		51,787,066

	Greece — 0.13%
48,200	OPAP SA (Gambling)	1,660,279

	Hong Kong — 0.62%
545,000	Hang Lung Group, Ltd. (Real Estate)	1,156,299
975,000	Hang Lung Properties, Ltd. (Real Estate)	1,521,591
1,006,000	Johnson Electric Holdings, Ltd. (Electronics)	953,659
1,520,000	Li & Fung, Ltd. (Distributors)	2,930,843
163,000	Sun Hung Kai Properties, Ltd. (Real Estate)	1,587,239

		8,149,631

	India — 0.03%
4,100	Infosys Technologies, Ltd. – ADR (Applications Software)	331,526

	Ireland — 0.20%
89,400	CRH PLC (Construction)	2,629,692

	Israel — 0.14%
44,000	Teva Pharmaceutical Industries, Ltd. – ADR (Pharmaceuticals)	1,892,440

	Italy — 0.47%
390,000	Banca Intesa SpA (Banking)	2,065,849
98,000	ENI SpA (Oil & Gas)	2,717,937
212,700	UniCredito Italiano SpA (Banking)	1,465,316

		6,249,102

	Japan — 20.22%
32,200	Advantest Corp. (Electrical & Electronics)	3,246,761
190,000	AEON Co., Ltd. (Retail)	4,833,786
16,080	AIFUL Corp. (Diversified Financial Services)	1,343,182
57,100	Astellas Pharma, Inc. (Pharmaceuticals)	2,227,442

Shares	Security Description	Value
	Japan (continued)
48,200	Canon, Inc. (Business Equipment)	$2,820,387
182,300	Daiichi Sankyo Co., Ltd. (Pharmaceuticals) (a)	3,517,067
100,000	Daimura, Inc. (Retail)	1,443,351
107,000	Daiwa House Industries Co., Ltd. (Manufacturing/Housing)	1,673,236
75,600	Fanuc, Ltd. (Electronic Components)	6,417,537
160,000	Hankyu Holdings, Inc. (Transportation)	1,040,706
17,900	Hirose Electric Co., Ltd. (Electrical & Electronics)	2,387,780
66,800	Hoya Corp. (Electrical Components)	2,401,900
173,700	Kansai Electric Power Co. (Electrical & Electronics)	3,734,138
111,000	Kao Corp. (Food & Household Products)	2,974,559
4,700	KEYENCE Corp. (Electrical & Electronics)	1,337,220
293	Millea Holdings, Inc. (Insurance)	5,044,013
261,500	Mitsubishi Corp. (Distribution/Wholesale)	5,787,949
784,000	Mitsubishi Estate Co., Ltd. (Real Estate)	16,289,010
462,000	Mitsubishi Heavy Industries, Ltd. (Manufacturing – Diversified)	2,037,313
1,593	Mitsubishi UFJ Financial Group, Inc. (Banking)	21,614,654
136,000	Mitsui & Co., Ltd. (Import/Export)	1,747,286
92,000	Mitsui Fudosan Co., Ltd. (Real Estate)	1,868,555
185,730	Mitsui Sumitomo Insurance Co., Ltd. (Insurance)	2,272,798
614	Mizuho Financial Group, Inc. (Financial Services)	4,873,677
19,800	Murata Manufacturing Co., Ltd. (Electrical & Electronics)	1,269,403
111,000	NGK SPARK PLUG Co., Ltd. (Auto Parts)	2,400,356
28,200	Nidec Corp. (Electrical Components)	2,398,626
92,000	Nikon Corp. (Semiconductors)	1,451,934
38,900	Nintendo Co., Ltd. (Toys)	4,700,857
192,000	Nippon Electric Glass Co., Ltd. (Electrical & Electronics)	4,192,673
555	Nippon Telegraph & Telephone Corp. (NTT) (Telecommunications)	2,522,727
442,700	Nissan Motor Co., Ltd. (Automobiles)	4,486,317
99,100	Nitto Denko Corp. (Chemical)	7,723,278
188,000	Obayashi Corp. (Building & Construction)	1,385,448

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
65,800	Omron Corp. (Electronic Components)	$1,517,775
7,500	ORIX Corp. (Diversified Financial Services)	1,911,253
163,000	Ricoh Co., Ltd. (Electrical & Electronics)	2,854,435
42,400	Rohm Co. (Semiconductors)	4,613,229
29,500	SECOM Co., Ltd. (Business & Public Services)	1,543,546
71,000	Sekisui House (Manufacturing/Housing)	893,521
14,100	Shimamura Co., Ltd. (Retail Apparel)	1,951,425
54,100	Shin-Etsu Chemical Co., Ltd. (Chemicals)	2,876,586
46,400	SMC Corp. (Manufacturing)	6,630,258
566,700	Softbank Corp. (Software)	23,932,886
244,200	Sompo Japan Insurance, Inc. (Insurance)	3,303,078
29,100	SONY Corp. (Electrical & Electronics)	1,189,467
526,100	Sumitomo Corp. (Import/Export)	6,803,786
57,000	Sumitomo Forestry Co., Ltd. (Forestry)	570,387
2,088	Sumitomo Mitsui Financial Group, Inc. (Banking)	22,133,650
79,000	Sumitomo Realty & Development Co., Ltd. (Real Estate)	1,718,411
327,500	Suzuki Motor Corp. (Automobiles)	6,068,415
25,650	T&D Holdings, Inc. (Insurance)	1,701,009
70,700	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	3,825,187
1,500	TDK Corp. (Electrical & Electronics)	103,418
54,400	Tokyo Electric Power Co., Inc. (Electric)	1,321,710
115,600	Tokyo Electron, Ltd. (Semiconductors)	7,264,213
371,000	Tokyo Gas Co., Ltd. (Oil & Gas)	1,648,609
439,000	Tokyu Corp. (Transportation)	3,104,868
21,500	Toyota Motor Corp. (Auto Related)	1,115,841
75,000	Trend Micro, Inc. (Internet Security)	2,836,669
25,600	Uni-Charm Corp. (Cosmetics & Toiletries)	1,150,611
3,595	Yahoo Japan Corp. (Internet Service Provider)	5,457,132
47,700	Yamada Denki Co., Ltd. (Retail)	5,970,590
285,500	Yamato Holdings Co., Ltd. (Transportation)	4,735,736

		266,213,627

Shares	Security Description	Value
	Luxembourg — 0.11%
81,500	SES Global – FDR (Telecommunications Services)	$1,398,835

	Mexico — 0.73%
327,900	America Movil SA de CV, Series L – ADR (Telecommunications Services)	9,594,354

	Netherlands — 4.44%
263,729	ABN Amro Holding NV (Diversified Financial Services)	6,895,957
234,688	Aegon NV (Insurance)	3,819,746
29,500	Fortis AG (Banking)	938,974
75,000	Heineken Holding NV, Class A (Brewery)	2,203,454
147,758	Heineken NV (Brewery)	4,683,845
214,438	ING Groep NV (Diversified Financial Services)	7,437,215
1,111,100	Koninklijke KPN NV (Telecommunications Services)	11,139,803
38,200	Koninklijke Numico NV (Food) (a)	1,581,700
92,500	Reed Elsevier NV (Publishing & Printing)	1,292,006
17,000	Royal Dutch Shell PLC – ADR (Oil – Integrated)	1,045,330
448,499	Royal Dutch Shell PLC, A Shares (Oil – Integrated)	13,686,279
68,000	TNT NV (Transportation)	2,124,975
23,100	Unilever NV (Consumer Goods)	1,581,817

		58,431,101

	Norway — 0.29%
198,200	DNB NOR ASA (Financial Services)	2,115,888
71,200	Statoil ASA (Oil & Gas)	1,636,321

		3,752,209

	Portugal — 0.06%
75,000	Portugal Telecom SA (Telecommunications Services)	759,046

	Singapore — 0.61%
161,000	Development Bank of Singapore, Ltd. (Banking)	1,598,375
3,380,150	Singapore Telecommunications, Ltd. (Telecommunications)	5,308,179
127,360	United Overseas Bank, Ltd. (Banking)	1,118,806

		8,025,360

	South Africa — 0.71%
259,200	Sasol, Ltd. (Oi l& Gas)	9,296,722

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	South Korea — 0.89%
12,820	Samsung Electronics (Electronics)	$8,364,733
10,340	Samsung Electronics – GDR (Electronics)	3,404,445

		11,769,178

	Spain — 2.66%
41,900	Altadis SA (Tobacco)	1,900,555
433,000	Banco Bilbao Vizcaya Argentaria SA (Banking)	7,729,123
540,500	Banco Santander Central Hispano SA (Banking)	7,133,645
75,700	Iberdrola SA (Utilities)	2,069,001
57,900	Industria de Diseno Textil SA (Apparel)	1,888,170
317,300	Repsol YPF SA (Oil & Gas)	9,265,742
332,574	Telefonica SA (Telecommunications Services)	5,003,510

		34,989,746

	Sweden — 0.90%
84,800	Assa Abloy AB, Class B (Metal Products)	1,335,198
142,200	Atlas Copco AB, A Shares (Manufacturing)	3,170,389
1,787,200	Ericsson (LM), Class B (Telecommunications Equipment)	6,145,758
33,500	Ericsson (LM), Class B – ADR (Telecommunications Equipment)	1,152,400

		11,803,745

	Switzerland — 5.34%
113,830	Credit Suisse Group (Diversified Financial Services)	5,805,885
138,036	Holcim, Ltd., Class B (Building Products)	9,404,858
23,023	Nestle SA (Food)	6,887,971
265,606	Novartis AG (Pharmaceuticals)	13,961,704
228,051	Richemont AG INH A Units (Retail – Specialty)	9,930,357
54,156	Roche Holding AG (Pharmaceuticals)	8,134,119
111,682	Swiss Re (Diversified Financial Services)	8,178,904
10,162	Swisscom AG (Telecommunications Services)	3,208,503
7,940	Synthes, Inc. (Medical Products)	892,162
40,003	UBS AG – Registered (Banking)	3,809,665

		70,214,128

Shares	Security Description	Value
	Taiwan — 0.25%
329,478	Taiwan Semiconductor Manufacturing Co., Ltd. – ADR (Semiconductors)	$3,265,127

	United Kingdom — 9.35%
29,040	Adecco SA (Human Resources)	1,339,695
47,300	Anglo American PLC (Mining)	1,610,133
519,300	ARM Holdings PLC (Semiconductor Equipment)	1,080,833
36,951	AstraZeneca PLC (Pharmaceuticals)	1,798,101
228,200	AstraZeneca PLC (Pharmaceuticals)	11,167,253
107,388	Billiton PLC (Metals & Mining)	1,753,903
166,891	Brambles Industries PLC (Diversified Operations)	1,197,082
83,500	British Land Co., PLC (Real Estate)	1,531,082
163,595	Cadbury Schweppes PLC (Beverages)	1,546,296
30,100	Carnival PLC (Cruise Lines)	1,708,580
278,210	Centrica PLC (Gas – Distribution)	1,219,107
106,900	Diageo PLC (Wine & Spirits)	1,549,182
580,400	HBOS PLC (Diversified Financial Services)	9,913,603
229,500	HSBC Holdings PLC (Banking)	3,683,148
431,900	Kingfisher PLC (Retail)	1,762,561
258,000	Lloyds TSB Group PLC (Financial)	2,167,899
85,000	Northern Rock PLC (Financial Services)	1,378,750
273,000	Pearson PLC (Printing & Publishing)	3,228,421
39,300	Reckitt Benckiser PLC (Household Products)	1,297,922
673,100	Reed Elsevier NV (Publishing & Printing)	6,321,601
39,300	Rio Tinto PLC (Mining)	1,794,783
222,000	Rolls-Royce Group PLC (Aerospace/Defense)	1,632,465
7,414,800	Rolls-Royce Group PLC, Class B, Redeemable Shares	7,415
587,100	Royal Bank of Scotland Group PLC (Banking) (b)	17,723,279
125,851	Royal Dutch Shell PLC, B Shares (Oil – Integrated)	4,022,140
163,400	Scottish & Southern Energy (Utilities – Electrical)	2,850,000
217,900	Standard Chartered PLC (Banking)	4,853,800
231,700	Tesco PLC (Food – Retail)	1,321,187
527,100	Unilever PLC (Consumer Goods)	5,226,936

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	United Kingdom (continued)
9,857,216	Vodafone (Telecommunications Services)	$21,279,081
64,300	Wolseley PLC (Distribution/Wholesale)	1,354,883
107,500	Xstrata PLC (Mining)	2,514,793
143,100	Yell Group PLC (Publishing)	1,320,578

		123,156,492

		835,980,432

	Total Common/Preferred Stocks	1,277,136,319

	Time Deposit — 3.04%
	Artisan Partners LP — 0.86%
	United States — 0.86%
11,342,863	Eurodollar Time Deposit, 3.50%, 1/3/06	11,342,863

Shares	Security Description	Value
	Capital Guardian Trust Co. — 2.18%
	United States — 2.18%
28,674,510	Eurodollar Time Deposit, 3.50%, 1/3/06	$28,674,510

	Total Time Deposit	40,017,373

	Total Investments (cost $987,506,022) — 100.10%	1,317,146,277
	Liabilities in excess of other assets — (0.10)%	(1,344,805)

	Net Assets — 100.00%	$1,315,801,472

(a)	Represents a non-income producing security.

(b)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Trade Date	Setttlement Date	Value on Trade Date	Value on 12/31/2005	Unrealized Gain/Loss
	Currencies Purchased
46,279	Australian Dollar	12/29/2005	1/3/2006	$33,650	$33,918	$268
3,017,541	Euro	12/16/2005	4/7/2009	$3,632,637	$3,590,732	$(41,905)
58,416	Euro	12/29/2005	1/3/2006	$69,078	$69,158	$80
347,274	Euro	12/30/2005	1/3/2006	$411,555	$411,138	$(417)
49,936	Euro	12/30/2005	1/4/2006	$59,073	$59,113	$40
256,632	Euro	12/30/2005	1/4/2006	$303,852	$303,843	$(9)
771,411	British Pound	10/10/2005	1/12/2006	$1,356,792	$1,326,847	$(29,945)
3,066,321	British Pound	10/24/2005	1/24/2006	$5,414,946	$5,273,821	$(141,125)
1,944,003	British Pound	12/16/2005	6/14/2006	$3,431,240	$3,346,457	$(84,783)
1,943,780	British Pound	12/16/2005	3/14/2006	$3,429,071	$3,343,179	$(85,892)
396,529,350	Japanese Yen	8/23/2005	1/10/2006	$3,669,495	$3,365,731	$(303,764)
38,213,195	Japanese Yen	12/29/2005	1/4/2006	$324,735	$324,102	$(633)
17,405,897	Japanese Yen	12/30/2005	1/5/2006	$147,825	$147,703	$(122)
23,403,871	Japanese Yen	12/30/2005	1/4/2006	$198,649	$198,524	$(125)
471,521	Norwegian Krone	12/30/2005	1/4/2006	$69,957	$69,929	$(28)
376,413	Singapore Dollar	12/30/2005	1/4/2006	$226,163	$226,514	$351
11,018	Euro	12/30/2005	1/3/2006	$13,033	$13,042	$9

	Total Currency Purchased			$22,791,751	$22,103,751	$(688,000)

	Currencies Sold
396,529,350	Japanese Yen	7/6/2005	1/10/2006	$3,615,000	$3,365,731	$249,269
3,017,541	Euro	10/6/2005	4/7/2006	$3,647,000	$3,590,732	$56,268
6,502	Canadian Dollar	12/29/2005	1/3/2006	$5,578	$5,595	$(17)
22,721	British Pound	12/29/2005	1/3/2006	$38,954	$39,082	$(128)
30,343	Canadian Dollar	12/30/2005	1/4/2006	$26,063	$26,111	$(48)
21,338	British Pound	12/30/2005	1/4/2006	$36,783	$36,702	$81
11,952,610	Japanese Yen	12/30/2005	1/6/2006	$101,392	$101,401	$(9)
9,987	Canadian Dollar	12/30/2005	1/5/2006	$8,588	$8,595	$(7)
1,721,713	Swiss Franc	10/10/2005	1/12/2006	$1,356,792	$1,311,944	$44,848
6,418,116	Canadian Dollar	10/24/2005	1/24/2006	$5,414,946	$5,525,981	$(111,035)
4,354,178	Swiss Franc	12/16/2005	6/14/2006	$3,431,240	$3,368,049	$63,191
4,382,836	Swiss Franc	12/16/2005	3/14/2006	$3,429,071	$3,359,831	$69,240

	Total Currency Sold			$21,111,407	$20,739,754	$371,653

	Net Unrealized Gain/(Loss)					$(316,347)

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages — 28.99%
$2,887,627	Fannie Mae, Pool #255321	5.50	7/1/24	$2,883,796
976,540	Fannie Mae, Pool #255493	5.50	11/1/24	975,244
632,714	Fannie Mae, Pool #255550	5.50	12/1/24	631,874
1,854,445	Fannie Mae, Pool #255959	6.00	10/1/35	1,861,979
1,471,194	Fannie Mae, Pool #380433	6.49	8/1/08	1,508,989
710	Fannie Mae, Pool #560912	9.50	10/1/30	780
26,721	Fannie Mae, Pool #564235	9.00	11/1/30	29,347
422	Fannie Mae, Pool #564319	9.50	11/1/30	466
461,968	Fannie Mae, Pool #725231	5.00	2/1/34	449,227
356,347	Fannie Mae, Pool #725456	5.00	5/1/34	345,974
286,389	Fannie Mae, Pool #727435	4.50	7/1/18	279,318
331,022	Fannie Mae, Pool #727437	4.50	7/1/18	322,120
950,264	Fannie Mae, Pool #727437	6.00	3/1/25	966,200
480,853	Fannie Mae, Pool #741897	5.00	10/1/33	467,591
992,182	Fannie Mae, Pool #744131	6.50	12/1/24	1,017,962
28,076	Fannie Mae, Pool #747631	6.50	11/1/33	28,807
2,151,557	Fannie Mae, Pool #826643	6.00	6/1/35	2,172,001
1,860,000	Fannie Mae, Pool #848649	7.00	12/1/35	1,941,686
37,626	Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	37,833
480,365	Fannie Mae, Series 1998-M1, Class A2	6.25	1/25/08	487,969
517,776	Fannie Mae, Series 1998-M6, Class A2	6.32	8/15/08	531,422
854,441	Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	870,818
100,616	Fannie Mae, Series 2001-60, Class PM	6.00	3/25/30	100,724
55,000	Fannie Mae, Series 2002-11, Class QC	5.50	3/25/17	55,803
73,599	Fannie Mae, Series 2002-56, Class VD	6.00	4/25/20	73,894
1,120,000	Fannie Mae, Series 2003-122, Class TU	4.00	5/25/16	1,105,470
197,954	Fannie Mae, Series 2003-W10, Class 3A2B	3.06	7/25/37	196,695
158,099	Fannie Mae, Series 2003-W14, Class 1A5	4.71	9/25/43	157,577
222,252	Fannie Mae, Series 2003-W18, Class 1A3	4.73	8/25/43	221,594
20,224	Fannie Mae, Series 2003-W19, Class 1A3	4.78	11/25/33	20,125
423,896	Fannie Mae, Series 2004-W1, Class 1A3	4.49	11/25/43	422,351
1,685,000	Fannie Mae, Series 2004-W10, Class A23	5.00	8/25/34	1,687,477
1,670,000	Fannie Mae, Series 2004-W4, Class A2	5.00	6/25/34	1,663,899
2,276,000	Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,184,996
1,150,000	Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,103,704
455,000	Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	436,591
555,000	Fannie Mae, Series 2005-44, Class PE	5.00	7/25/33	532,469
368,290	Fannie Mae, Series 2561, Class TU	4.16	6/25/42	366,121
2,210,000	Fannie Mae, TBA	0.00	1/1/36	2,080,852
40,380	Freddie Mac, Gold Pool #A15111	6.00	10/1/33	40,831
60,230	Freddie Mac, Gold Pool #A15401	6.50	11/1/33	61,738
1,194,083	Freddie Mac, Gold Pool #A17062	6.00	12/1/33	1,207,409
25,715	Freddie Mac, Gold Pool #E64408	7.50	12/1/10	25,933
4,445	Freddie Mac, Gold Pool #G10985	7.50	2/1/10	4,560
46,694	Freddie Mac, Series 1977, Class E	7.00	7/15/12	47,361
71,798	Freddie Mac, Series 2278, Class H	6.50	1/15/31	72,438
1,330,000	Freddie Mac, Series 2378, Class PE	5.50	11/15/16	1,349,138
35,000	Freddie Mac, Series 2390, Class CH	5.50	12/15/16	35,363
30,000	Freddie Mac, Series 2399, Class PG	6.00	1/15/17	31,041
70,000	Freddie Mac, Series 2405, Class PE	6.00	1/15/17	72,448
639,815	Freddie Mac, Series 2453, Class BD	6.00	5/15/17	655,627
9,673	Freddie Mac, Series 2497, Class BM	5.00	2/15/22	9,654

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$1,565,000	Freddie Mac, Series 2512, Class PE	5.50	2/15/22	$1,593,272
495,000	Freddie Mac, Series 2533, Class PE	5.50	12/15/21	502,489
452,641	Freddie Mac, Series 2543, Class HG	4.75	9/15/28	450,588
912,779	Freddie Mac, Series 2552, Class KB	4.25	6/15/27	905,748
155,000	Freddie Mac, Series 2640, Class BG	5.00	2/15/32	150,981
110,000	Freddie Mac, Series 2662, Class DG	5.00	10/15/22	106,971
595,000	Freddie Mac, Series 2682, Class LC	4.50	7/15/32	563,040
1,380,000	Freddie Mac, Series 2700, Class PG	4.50	5/15/32	1,303,975
75,000	Freddie Mac, Series 2721, Class PE	5.00	1/15/23	71,979
1,000,000	Freddie Mac, Series 2727, Class PB	4.25	4/15/23	986,220
1,910,000	Freddie Mac, Series 2727, Class PE	4.50	7/15/32	1,801,711
1,765,000	Freddie Mac, Series 2728, Class TC	4.00	2/15/23	1,731,657
1,192,000	Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,152,585
1,947,000	Freddie Mac, Series 2750, Class NB	4.00	12/15/22	1,908,972
2,070,000	Freddie Mac, Series 2778, Class JD	5.00	12/15/32	1,998,394
950,000	Freddie Mac, Series 2783, Class PD	5.00	1/15/33	917,977
2,080,000	Freddie Mac, Series 2836, Class EG	5.00	12/15/32	2,004,283
2,080,000	Freddie Mac, Series 2844, Class PD	5.00	12/15/32	2,004,600
1,700,000	Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,643,221
250,000	Freddie Mac, Series 2869, Class BG	5.00	7/15/33	240,619
1,650,000	Freddie Mac, Series 2911, Class BU	5.00	9/15/23	1,644,102
1,186,000	Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,140,661
1,700,000	Freddie Mac, Series 2921, Class NE	5.00	9/15/33	1,634,691
2,215,000	Freddie Mac, Series 2938, Class ND	5.00	10/15/33	2,129,342
1,105,000	Freddie Mac, Series 2941, Class XD	5.00	5/15/33	1,061,809
1,845,000	Freddie Mac, Series 2950, Class ND	5.00	6/15/33	1,773,230
1,810,000	Freddie Mac, Series 2976, Class HP	4.50	1/15/33	1,760,439
1,275,000	Freddie Mac, Series 3036, Class ND	5.00	5/15/34	1,224,372
1,340,000	Freddie Mac, Series 3056, Class HD	5.00	2/15/34	1,285,176
1,425,000	Freddie Mac, TBA	0.00	1/15/36	1,379,129
1,795,999	Government National Mortgage Association, Pool #616571	6.50	8/20/34	1,861,965
1,770,000	Government National Mortgage Association, Series 2003-116, Class ND	3.75	6/20/26	1,738,452
1,425,000	Government National Mortgage Association, Series 2004-11, Class QE	5.00	12/16/32	1,370,439
900,000	Government National Mortgage Association, Series 2004-26, Class GD	5.00	11/16/32	869,675

	Total U.S. Government Agency Mortgages (cost $77,859,600)			76,748,050

	Corporate Bonds — 20.95%
380,000	21ST Century Insurance	5.90	12/15/13	378,048
1,630,000	Agfirst Farm Credit Bank	8.39	12/15/16	1,831,713
515,000	Alcan, Inc.	5.75	6/1/35	501,440
417,004	America West Airlines, Series 1999-1	7.93	1/2/19	445,485
1,755,000	American General Corp., Series B*	8.13	3/15/46	2,277,112
745,000	American International Group, Inc.*	5.05	10/1/15	731,164
87,000	AT&T Broadband Communication Holdings	9.46	11/15/22	113,970
97,000	Auburn Hills Trust	12.38	5/1/20	144,232
1,495,000	Autopista Del Maipo*	7.37	6/15/22	1,723,541
260,000	Axis Capital Holdings, Series B	7.50	11/29/49	269,913
299,542	BAE Systems 2001 Asset Trust*	7.16	12/15/11	313,862
445,000	BFC Finance Corp., Series 1996-A	7.38	12/1/17	509,930
260,000	BNP Paribas*	5.19	3/29/49	252,235
855,000	British Telecom PLC	8.88	12/15/30	1,143,940
1,018,000	Celulosa Arauco	5.63	4/20/15	1,010,573

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$181,000	Centex Corp.	5.25	6/15/15	$171,939
905,000	Centex Corporation	5.45	8/15/12	889,574
50,000	Cleveland Electric Illumination	7.43	11/1/09	54,000
870,000	Consumers Energy	5.00	2/15/12	851,067
990,000	Consumers Energy Corp.	4.00	5/15/10	940,158
5,000	Continental Cablevision	9.00	9/1/08	5,463
503,000	DaimlerChrysler NA Holding (a)	4.78	10/31/08	503,000
782,000	DaimlerChrysler North America Holding Corp.	4.75	1/15/08	774,866
720,000	Dobie Center Properties, Ltd.*	6.41	5/1/08	746,184
770,000	Dobie Center Properties, Ltd.*	6.46	5/1/09	806,332
425,000	Downey Financial Corp.	6.50	7/1/14	426,362
922,000	Duke Capital Corp., LLC	4.30	5/18/06	919,805
569,000	Eastern Energy, Ltd.*	6.75	12/1/06	578,246
295,000	Entergy Louisiana	6.30	9/1/35	288,803
415,000	Enterprise Products Operating LP*	4.95	6/1/10	406,949
301,000	Enterprise Products Operating LP*	5.00	3/1/15	286,727
237,000	Enterprise Products Operating LP*	7.50	2/1/11	257,738
1,090,000	ERAC USA Finance Co.	8.00	1/15/11	1,217,788
459,000	Erp Operating LP	6.95	3/2/11	492,640
252,000	Farmers Credit Bank of Texas	7.56	11/29/49	276,255
690,000	Farmers Exchange Capital*	7.20	7/15/48	718,463
718,000	Ford Motor Credit Co.	6.88	2/1/06	716,456
262,000	Ford Motor Credit Co.	6.50	1/25/07	253,477
80,000	General Motors Acceptance Corp.	6.15	4/5/07	75,564
745,000	General Motors Acceptance Corp.	6.13	8/28/07	690,598
313,000	Goldman Sachs Group, Inc.	4.75	7/15/13	303,601
1,450,000	Halliburton Co.	6.00	8/1/06	1,457,112
960,000	Harrahs Operating Company, Inc.	5.63	6/1/15	943,126
417,000	Harrahs Operating Company, Inc.	5.75	10/1/17	405,864
1,141,000	Health Care Services Corp.*	7.75	6/15/11	1,277,064
35,000	HSBC Bank USA	5.88	11/1/34	35,313
260,000	HSBC Bank USA	5.63	8/15/35	254,300
265,000	HSBC Finance Corp.	5.00	6/30/15	257,690
85,000	Hydro-Quebec	8.25	4/15/26	117,938
135,000	Indiana Michigan Power Co.	6.13	12/15/06	136,350
316,000	JP Morgan Chase Capital XV	5.88	3/15/35	314,177
415,000	JP Morgan Chase XVII	5.85	8/1/35	410,602
1,790,000	Mantis Reef, Ltd.*	4.69	11/14/08	1,758,675
659,000	Merrill Lynch & Co.	4.79	8/4/10	651,588
2,040,000	Mizuho Finance (Cayman)	8.38	4/27/49	2,210,340
565,000	Newmont Mining, Inc.	5.88	4/1/35	557,554
590,000	News America, Inc.*	6.40	12/15/35	594,683
1,214,776	Northwest Airlines, Inc., Series 2002-1	6.26	11/20/21	1,236,411
475,000	OneAmerica Financial Partners, Inc.*	7.00	10/15/33	535,282
380,862	PLC Trust, Series 2003-1*	2.71	3/31/06	379,465
610,000	Reinsurance Group of America (a)	6.75	12/15/65	615,413
645,000	Resona Bank, Ltd. (a)*	5.85	4/15/49	642,274
967,000	SBC Communications	5.88	2/1/12	994,191
1,284,000	Sempra Energy	4.62	5/17/07	1,274,900
365,000	Simon Property Group LP*	5.75	12/1/15	370,387
120,000	TCI Communications, Inc.	9.88	6/15/22	162,926
295,000	TCI Communications, Inc.	10.13	4/15/22	403,585

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$941,000	TCI Communications, Inc.	8.75	8/1/15	$1,140,204
895,000	Telecom Italia Capital	5.25	11/15/13	878,240
560,000	Telecom Italia Capital	4.95	9/30/14	534,849
1,255,000	Time Warner, Inc.	7.63	4/15/31	1,397,630
190,000	Time Warner, Inc.	6.63	5/15/29	189,733
950,000	TXU Australia Holdings*	6.15	11/15/13	1,014,121
475,000	TXU Energy Co. LLC	7.00	3/15/13	506,190
1,343,000	Tyco International Group SA	6.75	2/15/11	1,412,015
791,000	Tyco International Group SA	6.88	1/15/29	862,144
307,000	Tyco International Group SA	7.00	6/15/28	337,724
50,000	United Mexican States	8.38	1/14/11	57,000
98,000	Vale Overseas, Ltd.	8.25	1/17/34	112,823
280,000	Verizon Global Funding Corp.	7.75	12/1/30	332,824
1,039,000	Verizon New Jersey, Inc.	5.88	1/17/12	1,048,357
760,000	Westar Energy, Inc.	5.95	1/1/35	750,071
50,000	Weyerhaeuser Co.	7.13	7/15/23	52,862
143,000	Weyerhaeuser Co.	7.38	3/15/32	158,974
830,000	Xcel Energy, Inc.	7.00	12/1/10	893,273
500,000	ZFS Financial UAS Trust II (a)*	6.45	12/15/65	506,950

	Total Corporate Bonds (cost $54,777,027)			55,482,407

	Collateralized Mortgage Obligations — 24.17%
590,000	Adjustable Rate Mortage Trust, Series 2005-10, Class 3A31 (a)	5.44	1/25/36	586,133
1,740,000	American Home Mortgage Investment Trust, Series, 2005-2, Class 5A3	5.08	9/25/35	1,715,074
1,770,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A3	4.88	11/10/42	1,756,548
1,305,000	Banc of America Mortgage Securities, Series 2003-J, Class 2A8 (a)	4.22	11/25/33	1,281,377
1,990,000	Banc of America Mortgage Securities, Series 2004-G, Class 2A6	4.66	8/25/34	1,968,507
960,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 2A3	4.45	8/25/35	932,327
86,211	Chase Commercial Mortgage Securities Corp., Series 1996-2, Class A2	6.90	11/19/28	86,071
975,011	Citicorp Mortgage Securities, Inc., Series 2003-5, Class 1A1	5.50	4/25/33	974,732
1,075,354	Citicorp Mortgage Securities, Inc., Series 2004-8, Class 1A1	5.50	10/25/34	1,074,376
832,407	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2	6.50	6/25/34	851,136
869,528	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	895,342
945,303	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1	6.00	2/25/35	947,868
240,259	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	240,821
855,211	Countrywide Alternative Loan Trust, Series 2004-J8, Class 1A1	7.00	9/25/34	874,326
973,976	Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3 (a)	5.76	10/25/35	974,897
1,737,789	Countrywide Alternative Loan Trust, Series 2005-J6, Class 2A1	5.50	7/25/25	1,728,644
1,476,369	Countrywide Home Loans, Series 2002-34, Class A15	4.75	1/25/33	1,456,033
1,259,416	CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	1,257,702
43,307	CS First Boston Mortgage Securities, Inc., Series 1999-C1, Class A1	6.91	9/15/41	43,371
761,736	First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class A3	7.38	4/18/29	773,894
595,212	GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3	6.87	7/15/29	608,396
771,000	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class C	6.91	4/15/29	794,593
711,033	GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A1	5.99	4/15/34	712,767
64,537	Green Tree Financial Corp., Series 1999-2, Class A3	6.08	12/1/30	64,836
1,325,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	1,332,016
2,493,000	GS Mortgage Securities Corporation II, Series 2005-GG4, Class AJ*	4.78	7/10/39	2,398,208
1,247,000	GS Mortgage Securities Corporation II, Series 2005-GG4, Class G* (a)	5.63	7/10/39	1,200,484
2,000,000	JP Morgan Chase Commercial Mortgage Security Corp., Series 2005-LDP5, Class F (a)	5.33	12/15/44	2,000,000
1,038,315	JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class A3	7.09	9/15/29	1,056,797
1,200,926	JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1 (a)	4.97	11/25/35	1,191,949

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations (continued)
$1,190,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A2	4.82	4/15/30	$1,178,798
1,245,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AM	4.79	7/15/40	1,206,580
153,521	Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.00	4/25/34	154,835
554,100	Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	562,683
681,391	Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	682,611
277,088	Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	279,362
980,876	Master Asset Securitization Trust, Series 2003-9, Class 2A7	5.50	10/25/33	970,432
1,283,935	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1	3.81	12/21/34	1,238,353
193,123	Master Asset Securitization Trust, Series 2003-6, Class 8A1	5.50	7/25/33	189,863
1,940,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class B (a)	5.38	1/12/44	1,940,000
1,025,000	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM	4.81	6/12/43	993,740
169,503	Morgan Stanley Capital I, Series 1997-ALIC, Class C	6.84	1/15/28	169,205
1,271,000	Nationslink Funding Corp., Series 1998-2, Class E	7.11	8/20/30	1,340,358
317,156	New York City Mortgage Loan Trust, Series 1996, A3*	6.75	9/25/19	322,472
1,931,882	Opteum Mortgage Acceptance Corp., Series 2005-5, Class 2A1A (a)	5.47	12/25/35	1,931,006
937,841	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	936,506
250,693	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB	5.75	2/25/34	249,048
1,197	Residential Asset Securitization Trust, Series 2002-A13, Class A3	5.00	12/25/17	1,194
1,175,000	Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 6A3 (a)	5.40	11/25/35	1,167,298
1,300,000	Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4	5.25	12/25/35	1,292,281
2,535,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ (a)	5.30	7/15/42	2,515,690
1,253,208	Washington Mutal, Series 2005-AR14, Class 1A1 (a)	5.09	12/25/35	1,245,393
1,205,000	Washington Mutual, Series 2003-AR11, Class A6	3.99	10/25/33	1,170,138
1,340,000	Washington Mutual, Series 2004-AR4, Class A6 (a)	3.81	6/25/34	1,287,506
1,050,000	Washington Mutual, Series 2004-AR5, Class A6 (a)	3.85	6/25/34	1,011,204
1,305,000	Washington Mutual, Series 2005-AR16, Class 1A3 (a)	5.13	12/25/35	1,288,166
1,880,000	Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6	4.00	8/25/34	1,819,125
1,835,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A14	4.11	6/25/35	1,783,612
310,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A17 (a)	3.50	6/25/35	298,372
1,870,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2	4.99	10/25/35	1,844,879
1,159,128	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A4 (a)	4.99	10/25/35	1,151,951

	Total Collateralized Mortgage Obligations (cost $64,927,141)			64,001,886

	U.S. Treasury Notes — 12.69%
7,510,000	U.S. Treasury Notes	6.00	2/15/26	8,855,935
6,835,000	U.S. Treasury Notes	3.38	2/15/08	6,694,295
4,300,000	U.S. Treasury Notes	4.75	5/15/14	4,404,645
13,210,000	U.S. Treasury Notes	5.00	8/15/11	13,634,674

	Total U.S. Treasury Notes (cost $32,926,745)			33,589,549

	Asset Backed Securities — 6.21%
50,284	Advanta Mortgage Loan Trust, Series 2000-2, Class A6	7.72	3/25/15	51,054
1,101,208	Aegis Asset Backed Securities Trust, Series 2005-5N, Class N1	4.50	10/25/35	1,095,358
141,606	Ameriquest Finance Nim Trust, Series 2004-RN5, Class A	5.19	6/25/34	141,031
58,994	Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	58,922
46,849	Countrywide Home Loans, Series 2003-BC3, Class N*	8.00	9/25/33	46,849
1,179,097	Credit-Based Asset Servicing and Securities, Series 2004 - CB4, Class A3	4.63	5/25/35	1,173,562
1,119,928	Credit-Based Asset Servicing and Securities, Series 2005-CB8, Class AF1B (a)	5.45	12/25/35	1,119,916
1,065,511	Drive Auto Receivables Trust, Series 2004-1, Class A3*	3.50	8/15/08	1,057,570
101,427	Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	105,059
40,000	Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	42,591
1,225,594	JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2F1 (a)	5.38	10/25/35	1,224,488
1,124,782	Master Abs Nim Trust, Series 2005-C18A, Class N1	4.70	2/26/35	1,118,933

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Asset Backed Securities (continued)
$1,803,494	Master Asset Backed Securities Trust, Series 2005-AB1, Class A1B	5.14	10/25/32	$1,799,527
1,199,930	Merrill Lynch Mortgage Investors, Inc., Series 2005-NCB, Class A1A (a)	5.45	7/25/36	1,199,388
460,216	MMCA Automobile Trust, Series 2002-2, Class A4	4.30	3/15/10	458,867
549,614	MMCA Automobile Trust, Series 2002-3, Class A4	3.57	8/17/09	548,193
418,554	MMCA Automobile Trust, Series 2002-4, Class A4	3.05	11/16/09	414,737
161,083	Park Place Securities Net Interest Margin Trust, Series 2004-MCW1, Class A*	4.46	9/25/34	160,730
522,662	Park Place Securities Net Interest Margin Trust, Series 2005-WCH1, Class A*	4.00	2/25/35	512,418
905,583	Park Place Securities Net Interest Margin Trust, Series 2005-WCW1, Class A*	4.25	9/25/35	887,833
271,000	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF6	4.78	8/25/35	259,924
1,955,000	Renaissance Home Equity Loan Trust, Series 2005-3, Class AF2 (a)	4.72	11/25/35	1,934,509
14,953	UCFC Home Equity Loan, Series 1998-B, Class A8	6.18	10/15/29	14,927
1,018,961	WFS Financial Owner Trust, Series 2005-1, Class D	4.09	8/17/12	1,003,522

	Total Asset Backed Securities (cost $16,526,184)			16,429,908

	Taxable Municipal Bond — 4.00%
185,000	Allegheny County PA, Residential Finance Authority, Mortgage Revenue, Zero Coupon (FHA)	0.00	8/1/28	34,318
55,000	Allegheny County PA, Residential Finance Authority, Mortgage Revenue, Zero Coupon (FHA)	0.00	8/1/28	10,193
910,000	Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	873,600
105,000	Clearfield City Utah Multi-Family, Revenue, Local Housing	6.65	11/1/07	105,920
45,000	Delaware River Port Authority, Revenue, Port District Project, Series A	7.32	1/1/08	47,025
125,000	Denver Colorado City & County Special Facilities Airport Revenue, Series B	7.25	1/1/10	135,313
1,360,000	Essex County NJ Import Authority Reference - Taxable - GTD Lease, Series B (AMBAC)	5.10	10/1/29	1,271,599
990,000	Hoboken New Jersey, GO (MBIA)	5.33	2/1/18	1,022,174
970,000	Houston Texas Apartment Systems Revenue, Rental Car Project (FGIC)	6.88	1/1/28	1,162,787
40,000	Illinois State, GO, Pension Funding	4.95	6/1/23	39,100
40,000	Indiana Bond Bank, Revenue, Series 4 (MBIA)	4.37	7/15/14	38,300
70,000	Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	72,013
1,710,000	Norristown PA, Series 1998	7.00	10/15/18	1,949,399
1,185,000	Pico Rivera CA, Water Authority	6.45	5/1/09	1,247,213
140,000	Reno Nevada Redevelopment Agency, Recreational Facility Improvements (RADIAN)	6.75	6/1/07	143,325
810,000	San Diego CA, Pub Jack Murphy Stadium, Revenue, Recreational Facility Improvements	6.85	2/1/06	811,150
1,579,000	Waterbury Connecticut, GO, Series B (FSA)	5.43	4/1/09	1,598,738
35,000	York County Pennsylvania Industrial Developement Authority, Economic Development Revenue (FGIC)	6.43	10/1/08	35,963

	Total Taxable Municipal Bond (cost $10,179,346)			10,598,130

	Short-Term Investments — 4.27%
119,903	Eurodollar Time Deposit	3.50	1/3/06	119,903
11,194,000	State Street Time Deposit	3.75	1/3/06	11,194,000

	Total Short-Term Investments (cost $11,313,903)			11,313,903

	Total Investments (cost $268,509,946) (a) — 101.28%			268,163,833
	Liabilities in excess of other assets — (1.28)%			(3,389,490)

	Net Assets — 100.00%			$264,774,343

(a)	Variable rate security. The rate reflected is the rate in effect on December 31, 2005. The maturity date represents the actual maturity date.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

AMBAC — American Municipal Bond Assurance Corp.

FHA — Federal Housing Administration

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance, Inc.

MBIA — Municipal Bond Insurance Association

RADIAN — Radian Group, Inc.

TBA — Security is subject to delayed delivery

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Taxable Municipal Bonds — 1.09%
$5,472,000	Amerescosolutions Energy*	6.00	5/1/22	$5,541,549

	Total Taxable Municipal Bonds (cost $5,472,000)			5,541,549

	Municipal Bonds — 88.12%
	Alabama — 0.54%
625,000	Alabama Housing Financial Authority, AMT	5.65	6/1/08	655,281
15,000	Birmingham Alabama Industrial Water Supply Revenue, Prerefunded 1/1/7 @ 100	6.20	7/1/08	15,309
690,000	Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC)	5.00	3/1/14	715,413
500,000	Birmingham Baptist Medical Center Alabama, Special Care Facilities Financing Authority Revenue, Baptist Health Systems, Inc.	5.80	11/15/16	520,575
235,000	Gadsden Alabama East Medical Clinic, Hospital Revenue, Baptist Hospital of Gadsden, ETM	6.90	7/1/07	242,332
80,000	Lauderale County & Florence Alabama	7.00	7/1/07	82,581
500,000	Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	527,110

				2,758,601

	Alaska — 1.80%
400,000	Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	412,552
5,735,000	Anchorage Alaska, Series F (FGIC)	4.13	9/1/22	5,478,072
3,445,000	Anchorage Alaska, Series F (FGIC)	4.13	9/1/23	3,268,444

				9,159,068

	Arizona — 3.68%
55,000	Maricopa County Arizona Hospital Revenue, Sun City Community Hospital, Series A, ETM	7.88	1/1/07	56,162
2,000,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.00	10/20/31	2,180,759
2,510,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,725,357
195,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.00	7/1/06	195,439
310,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.00	7/1/07	310,043
320,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.00	7/1/08	321,504
100,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.50	7/1/09	102,037
345,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.50	7/1/10	352,735
365,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.50	7/1/11	373,191
380,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.50	7/1/12	388,147
395,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.75	7/1/13	408,833
250,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.00	7/1/14	262,698
335,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.00	7/1/15	352,313
460,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.13	7/1/16	488,175
430,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.13	7/1/17	456,282
250,000	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	258,483
615,000	Phoenix Health Facilities Authority Hospital, ETM	6.25	9/1/11	640,166
75,000	Pima County Arizona Hospital Revenue, ETM	6.40	4/1/07	76,524
850,000	Pinal County Arizona Certificates Participation	3.50	12/1/08	846,030
145,000	Pinal County Arizona Certificates Participation	4.00	12/1/10	144,675
1,895,000	Pinal County Arizona Certificates Participation	5.00	12/1/14	2,002,275
2,420,000	Pinal County Arizona Certificates Participation	5.25	12/1/15	2,601,475
230,000	Pinal County Arizona Community College (AMBAC)	5.25	7/1/07	236,633
245,000	Pinal County Arizona Community College (AMBAC)	5.25	7/1/08	256,444
95,000	Pinal County Arizona Community College (AMBAC)	4.75	7/1/09	99,188
175,000	Pinal County Arizona Community College (AMBAC)	4.80	7/1/09	182,921
1,790,000	Pinal County Individual Development Authority Correctional Facilities, Florence West Prison, Series A	3.88	10/1/09	1,777,309

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Arizona (continued)
$400,000	Show Low Arizona Industrial Development Authority, Navapache Regional Medical Center, Series A (ACA)	5.13	12/1/06	$404,196
290,000	Yuma Arizona Industrial Development Multi-Family (GNMA)	5.40	12/20/17	290,508

				18,790,502

	Arkansas — 1.44%
135,000	Arkansas State Development Finance Authority Revenue, Series A (FSA)	3.75	11/1/17	130,112
1,045,000	Cabot Arkansas Sales & Use Tax (XLCA)	4.30	12/1/31	1,060,989
9,770	Drew County Arkansas Public Facility Board, Single Family, Series A-2 (FNMA)	7.90	8/1/11	9,818
720,000	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	727,027
60,000	Jefferson County Arkansas Health Care, ETM	7.40	12/1/10	66,952
500,000	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/11	504,705
1,025,000	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/16	1,003,660
500,000	Pine Bluff Arkansas Industrial Development Revenue	5.50	11/1/07	518,825
590,000	Springdale Arkansas Sales & Use Tax Revenue	4.00	7/1/16	591,569
7,127	Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B	7.75	9/1/11	7,304
1,855,000	Stuttgart Arkansas Sales and Use Tax Revenue	4.20	10/1/31	1,837,859
75,000	Union County Arkansas Residential Housing Facilities Board Revenue, ETM	7.88	10/1/10	84,572
505,000	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	501,889
280,000	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	5.00	2/1/11	290,777

				7,336,058

	California — 4.26%
105,000	Abag Finance Authority for Non-Profit Companies, American Baptists Homes	5.50	10/1/07	106,029
500,000	Abag Finance Authority for Non-Profit Corporations, Rhoda Haas Goldman Plaza	5.13	5/15/15	522,495
435,000	Bay Area Government Association, California Bay Area Rapid Transit, (AMBAC)	4.88	6/15/09	438,737
800,000	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	826,128
255,000	California State	6.25	4/1/08	270,354
100,000	California State	4.00	2/1/09	101,559
100,000	California State	5.00	3/1/09	104,562
100,000	California State	6.75	8/1/10	112,763
250,000	California State	6.30	9/1/11	282,338
4,400,000	California State, Department Water Resources, Central Valley Project	5.25	7/1/22	4,454,120
50,000	California State, Water Residential Development	5.10	3/1/10	50,182
1,000,000	California Statewide Communities Development Authority, Daughters of Charity, Series F	5.00	7/1/07	1,017,499
350,000	California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.35	7/1/12	348,044
1,180,000	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	1,263,119
70,000	Colton California Redevelopment Agency, ETM	7.25	8/1/11	78,042
1,215,000	Contra Costa California Home Mortgage Finance Authority ETM, Zero Coupon (MBIA)	0.00	9/1/17	582,301
55,000	Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.85	5/1/11	56,265
5,000	Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA)	6.70	6/1/24	5,099
75,000	Emeryville California Redevelopment Agency	7.50	9/1/11	83,932
14,000	Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	13,980
20,000	Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	19,889
65,000	Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects (GNMA)	6.65	5/20/08	65,658

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	California (continued)
$3,115,000	Kern County California Housing Authority, Multi-Family, Pioneer Pines, Series A (GNMA)	6.15	10/20/43	$3,426,003
535,000	Los Angeles California Community Redevelopment, Angeles Plaza Project, Series A (FNMA)	7.40	6/15/10	558,064
295,000	Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects	5.70	12/1/27	300,590
645,000	Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects	5.85	12/1/27	659,545
5,000	Madera California Community Hospital Revenue, ETM	8.00	5/1/06	5,075
2,155,000	Manteca California Financing Authority Sewer Revenue, Series B	5.00	12/1/33	2,184,394
50,000	Modesto California Irrigation District Certificates of Participation (MBIA)	5.00	10/1/17	50,269
20,000	Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM	7.75	10/1/11	22,619
45,000	Rialto California Redevelopment Agency Multi-Family Housing (FNMA)	5.60	11/1/06	45,078
120,000	Riverside County California Housing Authority Breezewood Apartments Project, Series B (MBIA)	5.00	6/1/19	122,522
45,000	Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.75	3/1/10	48,081
355,000	Sacramento California Municipal Utilities, ETM	6.13	6/1/11	380,539
100,000	San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM	7.13	1/1/11	109,134
2,740,000	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B	5.13	9/1/19	2,894,645
110,000	Turlock California Public Financing Authority	5.25	9/1/15	115,585
10,000	Villa View Community Hospital Income, California Revenue	7.50	7/1/08	10,558

				21,735,796

	Colorado — 1.51%
80,000	Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.60	12/1/12	82,530
120,000	Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.80	12/1/17	124,367
310,000	Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC)	4.88	12/1/28	318,891
10,000	Aurora Colorado Housing Authority	7.30	5/1/10	10,009
1,070,000	Colorado Educational and Cultural Facilities Authority Revenue	5.00	6/15/14	1,157,965
2,355,000	Colorado Educational and Cultural Facilities Authority Revenue	4.10	8/15/14	2,406,386
35,000	Colorado Housing Financial Authority	6.50	5/1/16	35,483
43,000	Colorado Housing Financial Authority	6.55	5/1/25	43,844
100,000	Colorado Housing Financial Authority (FHA)	5.70	10/1/21	100,395
210,000	Colorado Housing Financial Authority, AMT	6.40	11/1/24	213,954
60,000	Denver Colorado City & County Multi-Family Housing (FHA)	4.70	7/1/08	61,185
25,000	Denver Colorado City & County Multi-Family Housing, AMT (FHA)	5.10	11/1/07	25,350
750,000	E-470 Business Metropolitan District Colorado	5.13	12/1/17	771,180
180,000	Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.40	9/20/10	184,748
1,750,000	Interlocken Metropolitan District Colorado, Series A	5.75	12/15/11	1,886,290
267,553	University of Colorado Registrants Participation Institutes	6.00	12/1/13	286,643

				7,709,220

	Connecticut — 0.92%
740,000	Connecticut State Health and Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	786,531
3,850,000	Stamford Connecticut Housing Authority, Multi-Family, AMT, Mandatory Put 12/1/08 @100	4.75	12/1/28	3,911,408

				4,697,939

	Delaware — 0.67%
5,000	Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula United, Series A	6.00	5/1/09	5,152
1,160,000	Delaware State Economic Development Authority Revenue, Water Development, Wilmington, Series B	6.45	12/1/07	1,221,410

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Delaware (continued)
$820,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.00	6/1/08	$841,820
575,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.25	6/1/09	598,207
450,000	Delaware State Health Facilities Authority Revenue, Medical Center of Delaware, Series B, Prerefunded 10/01/06 @ 101	6.50	10/1/13	465,057
100,000	Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.50	5/1/14	101,036
185,000	Sussex County Delaware Single Family Mortgage, ETM	7.50	3/1/10	200,401

				3,433,083

	District of Columbia — 1.51%
100,000	District of Columbia Certificates Participation	5.25	1/1/09	105,157
140,000	District of Columbia Hospital Revenue, Series A, ETM	5.25	8/15/12	144,248
140,000	District of Columbia Housing Finance Agency (Asset GTY)	4.85	6/1/08	140,189
85,000	District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, AMT (FHA)	5.00	2/1/08	85,677
1,030,000	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	1,039,311
215,000	District of Columbia Revenue, American Association of Advancement of Science	5.25	1/1/16	226,266
250,000	District of Columbia Revenue, Georgetown University, Series A	6.00	4/1/18	267,620
220,000	District of Columbia, Series B (FSA)	5.50	6/1/14	235,884
5,040,000	District of Columbia, Series B, Prerefunded 2001 (FSA)	5.50	6/1/14	5,451,214

				7,695,566

	Florida — 2.45%
2,290,000	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B	6.25	4/1/15	2,547,579
110,000	Broward County Florida Water & Sewer Utility Revenue, Prerefunded 9/01/06 @ 100	6.88	9/1/08	112,581
50,000	Dade City Florida, Governmental Leasing Corp.	9.00	4/1/20	32,500
25,000	Dade County Florida Health Facilities Authority, Hospital Revenue, ETM	6.75	5/1/08	25,990
35,000	Dade County Florida Special Obligation, Miami Beach Convention Center Project, ETM	8.63	12/1/07	37,405
2,060,000	Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.75	11/15/07	2,189,079
130,000	Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.75	11/15/07	138,146
120,000	Florida State Board of Education, Public Education, ETM	6.00	5/1/06	121,012
155,000	Florida State Board of Regents University System (RADIAN)	5.88	5/1/16	167,791
1,695,000	Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,655,744
760,000	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	807,644
170,000	Key West Florida Utilities Board, Electricity Revenue, Series 1980 D, ETM	9.00	10/1/07	180,014
30,000	Key West Florida Utilities Board, Electricity Revenue, (MBAC)	9.75	10/1/13	37,283
1,000,000	Lakeland Florida Electric & Water Revenue ETM	5.75	10/1/19	1,096,930
55,000	Lee County Florida Justice Center Complex Income Improvement Revenue, Series A, (MBIA)	11.13	1/1/11	65,408
65,000	Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM	7.50	10/1/08	69,359
255,000	Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.63	1/15/09	260,413
500,000	Miami-Dade County Florida Special Obligation, Zero Coupon	0.00	10/1/35	438,830
185,000	Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.75	10/1/09	205,624
700,000	Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D	5.75	10/1/13	760,599
25,000	Palm Beach County Florida Health Facilities Revenue, ETM	9.50	8/1/13	30,639
880,000	Pasco County Florida Housing Finance Authority, Multi-family Revenue, AXA, Mandatory Put 6/1/8 @ 100	5.50	6/1/27	885,130

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Florida (continued)
$345,000	Pasco County Florida Revenue, GO, ETM (MBIA)	6.38	8/1/08	$359,507
65,000	St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.50	3/1/17	68,346
15,000	Tampa Florida Allegany Health Systems – St. Marys, ETM	5.75	12/1/07	15,315
25,000	Tampa Florida Excise Tax, Revenue Bond, ETM	6.13	10/1/07	25,635
75,000	Tampa Florida Water and Sewer Revenue, ETM	6.60	4/1/08	79,003
80,000	Vero Beach Florida Electricity Revenue, ETM	6.50	12/1/07	83,202

				12,496,708

	Georgia — 1.22%
350,000	Athens Georgia Water & Sewer Revenue, ETM	6.20	7/1/08	367,171
75,000	Atlanta Georgia New Public Housing Authority	5.00	5/1/08	77,841
25,000	Clarke County Georgia Hospital Authority Revenue, ETM	9.88	1/1/06	25,000
5,000	Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.75	1/1/13	5,154
20,000	De Kalb County Georgia Water & Sewer Revenue, ETM	5.75	10/1/06	20,365
190,000	Emanuel County Georgia	5.15	8/1/10	193,331
45,000	Forsyth County Georgia Hospital Authority Revenue Antic Certificates Georgia Baptist Health Care Systems Project, ETM	6.00	10/1/08	46,775
1,575,000	Fulton County Georgia Development Authority	5.75	3/1/14	1,575,599
260,000	Savannah Georgia Economic Development Authority	6.20	10/1/09	272,841
200,000	Savannah Georgia Economic Development Authority	6.50	10/1/13	222,488
535,000	Savannah Georgia Economic Development Authority (ACA)	6.88	11/15/11	585,140
2,685,000	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System	5.25	7/1/23	2,813,370

				6,205,075

	Hawaii — 0.19%
640,000	Hawaii State Housing & Community Development Corp., Multifamily Housing Revenue, Sunset Villas (GNMA)	5.75	1/20/36	667,571
315,000	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	325,118

				992,689

	Idaho — 0.31%
95,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.20	11/1/06	95,536
105,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.30	11/1/07	105,615
110,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.40	11/1/08	110,729
110,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.50	11/1/09	110,743
5,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.60	11/1/10	5,035
5,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.70	11/1/11	5,035
5,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.80	11/1/12	5,036
75,000	Idaho Falls Idaho Electricity Revenue, ETM	6.75	4/1/09	78,841
30,000	Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.65	7/1/09	30,000
30,000	Idaho Housing & Financial Assistance, Single Family Mortgage	5.25	7/1/11	30,463
50,000	Idaho Housing & Financial Assistance, Single Family Mortgage	5.10	7/1/12	50,724
930,000	Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class 111, AMT	5.30	1/1/22	938,119
25,000	Idaho Housing Agency, Single Family Mortgage, Series Sub-F, AMT	5.80	7/1/07	25,052

				1,590,928

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Illinois — 9.94%
$510,000	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	$565,692
530,000	Bedford Park Illinois Water Revenue, AMT (ACA)	6.00	12/15/08	553,400
555,000	Bolingbrook Illinois Sales Tax Revenue.	5.75	1/1/15	498,101
535,000	Chicago Illinois City Colleges, Chicago Capital Improvement	6.00	1/1/11	589,260
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.25	6/1/08	40,794
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.35	6/1/09	41,277
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.45	6/1/10	41,421
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.50	6/1/11	57,530
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.55	6/1/12	58,034
475,000	Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D	5.50	1/1/17	511,504
600,000	Chicago Illinois, Series A	5.25	1/1/08	609,492
500,000	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	534,350
1,000,000	Cook County Illinois School District Number 99 Cicero (FGIC)	9.00	12/1/15	1,303,259
35,000	Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital	7.00	1/1/07	35,584
5,000	Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (FGIC)	7.00	1/1/07	5,083
20,000	Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (MBIA)	7.00	1/1/07	20,334
10,000	Dupage County Illinois Water & Sewer Revenue, ETM	5.20	1/1/07	10,085
15,000	Grant Hospital Chicago Illinois Revenue, ETM	6.40	7/1/07	15,395
2,510,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,700,986
5,435,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.95	10/20/41	5,849,962
7,150,000	Hodgkins Illinois Tax Increment Revenue	7.63	12/1/13	7,292,999
135,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.38	7/1/09	134,567
930,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	938,723
5,000	Illinois Development Finance Authority Revenue, Section 8, Series A (FHA/MBIA)	5.20	7/1/08	5,108
380,000	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	373,046
2,125,000	Illinois Educational Facilities Authority Revenue, Zero Coupon	0.00	7/1/14	1,307,003
365,000	Illinois Educational Facility Authority Revenue	4.60	10/1/08	370,055
495,000	Illinois Educational Facility Authority Revenue	5.00	10/1/13	515,785
35,000	Illinois Health Facilities Authorities, Loyola University, ETM	6.25	7/1/06	35,510
900,000	Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	920,808
6,500,000	Illinois Health Facilities Authority Revenue, Hospital Sisters Services Income, Series A	4.50	12/1/23	6,554,079
185,000	Illinois Health Facilities Authority Revenue, Lutheran Social Services	6.13	8/15/10	184,982
195,000	Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center	6.75	12/1/08	206,333
65,000	Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)	5.38	11/15/08	66,026
100,000	Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	103,738
645,000	Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	638,524
275,000	Kendall & Kane Counties Illinois Community School District Number 115 Yorkville	7.00	1/1/07	284,845
1,640,000	Lake County Illinois Community School District, Zero Coupon (FSA)	0.00	12/1/17	973,389
90,000	Lake County Illinois Township, High School District Number 113, Highland Park, GO	8.10	12/1/12	113,495
180,000	Lake County Illinois, School District Number 109, Series B, GO	6.60	12/15/18	220,898
325,000	Madison & St. Clair Counties Illinois, School District Number 10 Collinsville, School Building (FGIC)	5.50	2/1/16	354,328
890,000	Maywood Illinois GO (XLCA)	4.00	1/1/13	901,926
1,750,000	Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax, McCormick Place, Series A	5.00	6/15/07	1,762,968
2,200,000	Oak Park Illinois Industrial Development Revenue, Mandatory Put 12/01/06 @ 100	5.50	12/1/11	2,222,198
2,190,000	Palatine Illinois Tax Increment Revenue (AMBAC)	5.00	1/1/15	2,264,942

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Illinois (continued)
$10,000	Rockford Illinois Mortgage Revenue, Faust Landmark Apartments, Series A, AMT (FHA)	5.63	1/1/07	$10,020
460,000	Rockford-Concord Commons Housing, Concord Commons Project (FHA)	6.15	11/1/22	473,533
15,000	Rockford-Concord Commons Housing, Concord Commons Project, Series A (FHA)	5.55	11/1/06	15,017
2,080,000	Round Lake Beach Illinois Tax Increment Revenue	3.25	12/15/08	2,004,994
1,875,000	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,868,794
350,000	Sauk Village Illinois, Tax Increment, Series A	5.35	12/1/13	376,502
1,521,000	Schaumburg Illinois Special Assessment	6.75	12/1/28	1,609,933
445,000	Silvas Illinois Mortgage Revenue (FHA)	5.20	8/1/17	460,944
115,000	Southern Illinois University Revenue, ETM	6.75	4/1/07	118,678
350,000	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	355,138
605,000	Woodridge Illinois Multi-Family Revenue, Hawthorn Ridge, Series A (GNMA)	5.65	12/20/32	628,516

				50,709,887

	Indiana — 1.54%
305,000	Avon Indiana Municipal Facilities Corp. (AMBAC)	5.00	8/1/09	312,140
915,000	Clark County Indiana Hospitals Association (MBIA)	4.65	3/1/07	916,611
30,000	Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)	4.75	8/20/08	30,509
70,000	Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)	5.15	8/20/13	72,423
90,000	Indiana Health Facilities Financing Authority, Deaconess Hospital, Inc. (MBIA)	5.65	3/1/08	92,012
165,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.85	2/15/06	165,073
85,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.80	2/15/07	85,618
80,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.85	2/15/08	81,214
80,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.95	2/15/09	81,846
1,900,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Sisters of St. Francis Health, Series A (MBIA)	5.13	11/1/17	1,985,823
95,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.10	2/15/06	95,093
95,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.10	8/15/06	95,546
95,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.25	2/15/08	97,126
110,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.35	8/15/09	115,025
230,000	Indiana Health Facilities Financing Authority, Methodist Hospital Indiana, Series A. ETM	5.75	9/1/15	230,984
550,000	Indiana Health Facility Financing Authority Hospital Revenue, Sisters of St. Francis Health, Series A	5.00	11/1/10	574,739
500,000	Indiana State Financing Authority Toll Road Revenue	5.00	7/1/14	500,535
110,000	Indianapolis Indiana Utilities Revenue, ETM	7.00	6/1/08	114,994
1,390,000	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project	5.50	11/1/17	1,503,841
35,000	Lawrence Indiana Multi-Family Revenue	5.05	1/1/08	35,525
530,000	Lawrence Indiana Multi-Family Revenue, Mandatory Put 1/1/08 @100, AMT (FNMA)	5.15	6/1/24	543,939
125,000	Moorsville Indiana School Building Corp., First Mortgage (FSA)	5.00	7/15/15	132,443

				7,863,059

	Kansas — 0.10%
30,000	Kansas State Development Finance Authority Multi-Family, AMT (LOC)	5.30	10/1/07	30,066
255,000	Kansas State Development Finance Authority Multi-Family, Mandatory Put 10/1/07 @100, AMT (LOC)	5.60	10/1/19	255,592

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Kansas (continued)
$195,000	McPhearson Kansas Electric Utility, Partial Prerefunded 3/1/03 @ 100, ETM (AMBAC)	5.90	3/1/07	$200,805
25,000	Wichita Kansas Hospital Revenue	6.88	3/1/07	26,018

				512,481

	Kentucky — 1.26%
20,000	Kentucky State Turnpike Authority Recovery Road Revenue, Zero Coupon	0.00	7/1/06	19,678
170,000	Kentucky State Turnpike Authority Resource Recovery	6.13	7/1/07	173,994
135,000	Kentucky State Turnpike Authority Resource Recovery	6.63	7/1/08	140,729
130,000	Kentucky State Turnpike Authority Toll Road Revenue, Prerefunded 7/01/06 @ 100	5.50	7/1/07	131,362
300,000	Lexington-Fayette Urban County Government Kentucky Revenue, Transsylvania University Project	5.13	8/1/18	314,628
265,000	Louisville Kentucky Riverfront Corp., ETM	5.75	7/1/10	277,423
45,000	Louisville Kentucky Water Revenue	6.13	11/15/13	49,592
4,925,000	Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	5,304,028

				6,411,434

	Louisiana — 1.88%
115,000	East Baton Rouge Parish Louisiana Hospital District No. 3, Woman’s Hospital Foundation, ETM	7.20	10/1/08	122,121
500,000	Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue ETM (FHA)	7.30	4/1/10	572,300
30,000	Iberia Home Mortgage Authority, Louisiana Single Family	7.38	1/1/11	30,502
160,000	Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.45	9/1/27	168,694
395,000	Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.50	9/1/38	417,203
1,180,000	Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	1,281,114
315,000	Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.88	7/1/09	340,250
2,000,000	Louisiana State Military Department Custody Recipients	3.40	12/1/11	1,955,920
2,986,000	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	3,303,531
1,290,000	Tensas Parish Louisiana Law Enforcement District, Certificates of Participation	7.00	9/1/18	1,407,429

				9,599,064

	Maine — 0.06%
175,000	Maine Finance Authority Revenue	5.20	7/1/18	179,099
115,000	Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.50	5/1/09	120,680

				299,779

	Maryland — 1.96%
55,000	Annapolis Maryland Economic Development Revenue	5.00	10/1/06	55,317
55,000	Annapolis Maryland Economic Development Revenue	5.00	10/1/07	55,644
65,000	Annapolis Maryland Economic Development Revenue	5.00	10/1/08	66,261
110,000	Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.80	1/1/13	112,943
750,000	Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	764,040
20,000	Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, AMT, SUB (FNMA/GNMA/FHLMC)	5.89	8/1/32	20,800
8,938,000	Tax Exempt Municipal Infrastructure Improvement Transit Maryland*	3.80	5/1/08	8,900,282

				9,975,287

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Massachusetts — 1.94%
$435,000	Boston Massachusetts Industrial Development Finance Authority, Northend Community, Series A (FHA)	6.45	8/1/37	$470,853
125,000	Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.95	10/1/18	136,551
255,000	Massachusetts State Development Finance Agency Revenue, Hampshire College	3.00	10/1/06	251,736
335,000	Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	382,510
5,000	Massachusetts State Health & Education Facilities Authority, Beth Israel Hospital, ETM	5.75	7/1/06	5,061
4,250,000	Massachusetts State Health and Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F	6.25	7/1/12	4,607,850
530,000	Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	545,174
25,000	Massachusetts State Housing Finance Agency, Housing Revenue, Series A, AMT (MBIA)	6.13	12/1/11	25,523
5,000	Massachusetts State Housing Finance Agency, Housing Revenue, Series A, Prerefunded 12/01/06 @ 102, AMT (MBIA)	6.13	12/1/11	5,219
65,000	Massachusetts State Industrial Finance Agency, AMT (GNMA)	5.40	8/20/12	67,098
1,670,000	Massachusetts State Industrial Finance Agency, AMT (GNMA)	6.45	8/20/39	1,799,374
545,000	Massachusetts State Industrial Finance Agency, Higher Education, Hampshire College Project	5.80	10/1/17	576,674
480,000	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	500,040
500,000	Massachusetts State Turnpike Authority, Metro Highway System Revenue, Series A	5.00	1/1/11	518,130

				9,891,793

	Michigan — 1.45%
500,000	Detroit/Wayne County Michigan Stadium Authority	5.25	2/1/09	519,885
210,000	Grand Rapids Charter Township Michigan	5.20	7/1/14	215,853
285,000	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	282,845
250,000	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	245,453
760,000	Michigan Higher Education Facility Authority Revenue, Limited Obligation, Thomas M. Cooley Law School (LOC)	5.35	5/1/15	787,884
220,000	Michigan State Hospital Finance Authority Revenue, Hospital St. John- Series A, (MBIA-IBC), ETM	6.00	5/15/13	233,583
170,000	Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals	7.13	5/1/09	180,321
1,300,000	Michigan State Hospital Financial Authority Revenue, Mercy Mount Clemens, Series A (MBIA)	5.75	5/15/17	1,399,632
100,000	Michigan State Hospital Financial Authority Revenue, Mount Carmel Mercy Hospital Project	7.00	8/1/08	105,191
1,470,000	Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	1,505,309
60,000	Michigan State Strategic Fund Limited Obligation Revenue, International Project, Series A, Prerefunded 8/01/07 @ 101	5.75	8/1/19	62,850
500,000	Oakland County Michigan Economic Development Corp. Revenue, Prerefunded 6/01/07 @ 102	5.63	6/1/19	525,370
155,000	Saginaw Michigan Hospital Finance Authority	7.50	11/1/10	171,021
200,000	Vicksburg Michigan Community Schools, Capital Appreciation, Zero Coupon, Prerefunded 5/01/06 @ 37.2417	0.00	5/1/20	73,684
1,000,000	Western Townships Michigan Utilities Authority, Sewer Disposal System Limited Tax	5.25	1/1/14	1,061,180

				7,370,061

	Minnesota — 0.32%
100,000	Eden Prairie Minnesota Multifamily Housing Revenue, Rolling Hills Project (GNMA)	6.15	8/20/31	108,217
100,000	Moorhead Minnesota Residential Mortgage Revenue, ETM	7.10	8/1/11	110,890
20,000	North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue, Health Central, Inc., ETM	7.13	5/1/09	21,034

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Minnesota (continued)
$75,000	Rochester Minnesota Hospital Revenue	5.75	10/1/07	$76,895
255,000	St. Paul Minnesota Port Authority Hospital Revenue, ETM	7.25	7/1/06	259,942
1,000,000	White Earth Band of Chippewa Indians, Revenue, Series A (ACA)	7.00	12/1/11	1,068,160

				1,645,138

	Mississippi — 0.50%
200,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.00	10/1/08	204,034
105,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.13	10/1/10	107,296
980,000	Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	989,859
700,000	Jackson Mississippi Housing Authority	5.30	4/1/19	716,653
505,000	Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.50	4/1/18	530,725

				2,548,567

	Missouri — 0.97%
40,000	Bridgeton Missouri Industrial Development (GNMA)	5.25	12/20/19	42,560
545,000	Grandview Missouri Certificate Participation (FGIC)	5.25	1/1/18	585,831
920,000	Kansas City Missouri Industrial Development Authority Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	1,006,029
615,000	Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.75	9/1/07	623,271
230,000	Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.90	9/1/10	236,031
250,000	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital	4.13	8/15/12	251,502
100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Central Institute for the Deaf	5.70	1/1/18	104,622
250,000	Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	245,370
200,000	Ozarks Public Building Corp. Missouri Leasehold Revenue, Ozarks Technical Community College Project	5.75	3/1/16	206,854
270,000	Pacific Missouri Industrial Development Revenue, AMT (LOC)	5.95	5/1/07	274,094
180,000	Pacific Missouri Industrial Development Revenue, AMT (LOC)	6.20	5/1/12	183,011
180,000	Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)	6.45	5/1/17	183,218
185,000	Sikeston Missouri Electrical Revenue, ETM	6.25	6/1/08	191,466
360,000	St. Charles County Missouri Health Care	5.40	11/15/16	367,808
145,000	St. Louis Missouri Airport Revenue, Airport Development Program, Series A (MBIA)	5.63	7/1/16	160,113
150,000	St. Louis Missouri Land Clearance Redevelopment Authority, Westminster Place Apartments, Mandatory Put 4/1/07 @100 (FNMA)	5.95	7/1/22	152,672
115,000	St. Louis Missouri School District	6.00	4/1/12	115,733

				4,930,185

	Montana — 0.22%
95,000	Missoula County Hospital	7.13	6/1/07	97,936
140,000	Montana State Board Investment Payroll Tax, Workers Compensation Project, ETM, (MBIA)	6.88	6/1/11	151,579
180,000	Montana State Board Investment, Refunded 1996 Payroll Tax, ETM	6.88	6/1/20	194,454
280,000	Montana State Board Investment, Refunded Balance 1996 Payroll Tax, ETM	6.88	6/1/20	302,484
340,000	Montana State Board Investment, Refunded Payroll Tax, ETM	6.88	6/1/20	367,302

				1,113,755

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Nebraska — 0.75%
$815,000	Clay County Nebraska Industrial Development Revenue	4.75	3/15/09	$830,175
390,000	Clay County Nebraska, AMT (LOC)	5.25	3/15/14	398,818
1,100,000	Douglas County Nebraska Hospital Authority, Number 002 Revenue (AMBAC)	4.75	12/15/12	1,139,149
40,000	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	40,121
50,000	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	50,149
475,000	Nebraska Educational Finance Authority Revenue Taxable, Educational Facilities, Series B	4.50	3/15/30	475,000
765,000	Nebraska Educational Finance Authority Revenue Taxable, Educational Facilities, Series B	4.50	3/15/35	750,656
135,000	Nebraska Investment Financial Authority Multi-Family Housing, Tara Hills Village (FNMA)	4.88	1/1/08	136,489

				3,820,557

	Nevada — 0.21%
5,000	Nevada Housing Division, AMT	6.45	10/1/07	5,010
15,000	Nevada Housing Division, AMT	6.00	10/1/09	15,047
70,000	Nevada Housing Division, AMT (FNMA)	5.50	10/1/09	71,923
545,000	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	562,123
320,000	Nevada Housing Division, Multi-Unit, Arville Project, AMT (FNMA)	6.50	10/1/16	327,676
5,000	Nevada Housing Division, Single Family Mortgage	6.35	10/1/07	5,010
15,000	Nevada Housing Division, Single Family Mortgage	5.45	4/1/10	14,964
25,000	Nevada Housing Division, Single Family Mortgage	4.95	4/1/12	25,495
50,000	Nevada Housing Division, Single Family Mortgage, Series C-1	5.60	4/1/17	50,098

				1,077,346

	New Hampshire — 0.57%
500,000	New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy	5.00	7/1/13	518,640
1,200,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College	5.13	10/1/13	1,225,776
45,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	4.90	10/1/08	46,015
495,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.00	10/1/09	510,612
10,000	New Hampshire Higher Education & Health Facilities, Rivier College	4.85	1/1/07	10,068
55,000	New Hampshire Higher Education & Health Facilities, Rivier College	4.90	1/1/08	55,800
525,000	New Hampshire Higher Education & Health Facilities, Rivier College	5.55	1/1/18	545,901

				2,912,812

	New Jersey — 5.35%
40,000	Bergen County New Jersey Utilities Authority, ETM	6.40	12/15/09	42,598
2,190,000	Casino Reinvestment Development Authority New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,351,359
7,555,000	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	8,105,382
200,000	Essex County New Jersey Utilities Authority (FSA)	4.80	4/1/14	206,214
50,000	Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.00	11/1/10	51,753
1,175,000	Jersey City New Jersey GO, Series C (MBIA)	4.00	9/1/12	1,199,064
1,220,000	Jersey City New Jersey GO, Series C (MBIA)	5.00	9/1/13	1,321,455
1,275,000	Jersey City New Jersey GO, Series C (MBIA)	5.00	9/1/14	1,385,912
2,635,000	Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A	6.25	8/15/10	2,788,041
135,000	Moorestown Township New Jersey Fire District Number 1	4.00	10/1/10	137,741
1,500,000	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	4.40	9/1/24	1,511,865

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	New Jersey (continued)
$5,500,000	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School, Optional Put 3/1/12 @ 100	5.50	9/1/24	$5,711,970
500,000	New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	592,245
415,000	New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.80	8/1/21	421,047
275,000	New Jersey State Educational Facilities Authority	7.25	7/1/25	276,972
715,000	New Jersey State Educational Facilities Authority Revenue, Fairleigh Dickinson, Series C	4.25	7/1/06	714,936
30,000	New Jersey State Turnpike Authority, Turnpike Revenue	5.20	1/1/08	30,449
45,000	New Jersey State Turnpike Authority, Turnpike Revenue	5.88	1/1/08	45,980
200,000	New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.70	5/1/13	213,919
175,000	Passaic County New Jersey	5.00	9/15/12	183,601

				27,292,503

	New Mexico — 0.37%
75,000	Albuquerque New Mexico Hospital Revenue	7.50	7/1/08	79,163
30,000	Albuquerque New Mexico Hospital Revenue, ETM	7.75	8/1/08	31,910
1,300,000	Bernalillo County New Mexico Gross Receipts Tax Revenue, (AMBAC)	4.00	6/15/14	1,306,630
370,000	Bernalillo County New Mexico Multi-Family, Mandatory Put 11/1/06 @100 (AXA)	4.60	11/1/25	371,765
25,000	New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.50	7/1/17	25,661
55,000	New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.60	7/1/28	56,115

				1,871,244

	New York — 4.60%
165,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/07	162,317
305,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/08	298,156
315,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/09	304,747
185,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/10	178,022
125,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	130,261
110,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.40	12/1/18	114,848
335,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.50	12/1/28	346,149
125,000	Capital District Youth Center New York (LOC)	6.00	2/1/17	130,421
840,000	East Rochester New York Housing Authority Revenue, Gates Senior Housing Project, (GNMA)	6.13	4/20/43	939,918
500,000	Long Island Power Authority Electrical Systems Revenue, Series B	5.00	6/1/11	528,805
110,000	New York City Industrial Development Agency, College of Aeronautics Project	5.00	5/1/06	110,228
70,000	New York City Industrial Development Agency, College of Aeronautics Project	5.20	5/1/09	71,470
75,000	New York New York, Series B (AMBAC)	7.25	8/15/07	79,620
10,000	New York New York, Series B, ETM (AMBAC)	7.25	8/15/07	10,631
760,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	815,624
2,285,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,540,760
320,000	New York State Dormitory Authority Revenue, D’Youville College (Asset GTY)	4.38	7/1/08	325,699
745,000	New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center	5.63	7/1/22	789,506
210,000	New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.13	2/1/18	220,399

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	New York (continued)
$330,000	New York State Dormitory Authority Revenue, Norwegian Christian Home and Health Center (MBIA/FHA)	4.90	8/1/21	$334,808
3,670,000	New York State Dormitory Authority Revenue, Norwegian Christian Home and Health Center (MBIA/FHA)	6.10	8/1/41	4,084,050
600,000	New York State Dormitory Authority Revenue, Second Hospital	5.00	2/15/10	625,626
5,510,000	New York State Dormitory Authority Revenue, Second Hospital	5.75	2/15/15	6,141,114
500,000	New York State Dormitory Authority Revenues, (MBIA-IBC)	5.70	8/15/09	521,880
625,000	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	637,856
300,000	New York State Urban Development Corp. Revenue, Community Enhancement Facilities	5.13	4/1/12	319,657
320,000	New York, New York City Industrial Development Agency, Civic Facility Revenue, Bank Street College Project (Radian)	4.50	12/1/07	325,309
600,000	Niagara Falls New York, Series A	4.00	11/1/14	582,852
230,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	4.70	2/1/06	230,248
245,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	254,719
300,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities-Mohawk Valley, Series A (FSA)	5.00	1/1/13	310,785
100,000	Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.50	3/1/14	104,827
40,000	Onondaga County New York Industrial Development, Lemoyne College	5.00	3/1/07	40,350
250,000	Port Authority of New Jersey & New York, Airport and Marina Improvements	5.25	9/15/12	255,160
195,000	Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.25	11/1/10	197,861
115,000	Syracuse New York Housing Authority Revenue (FHA)	5.00	8/1/07	115,631
90,000	Triborough Bridge & Tunnel Authority	7.25	1/1/10	96,170
200,000	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A, ETM (General Obligation of Authority)	5.20	1/1/20	201,612

				23,478,096

	North Carolina — 1.01%
25,000	Asheville North Carolina Housing Development Corp., First Lien Revenue, Section 8 Assisted, Asheville Gardens, Prerefunded 11/1/09 @ 100 (HUD, Section 8)	10.50	5/1/11	29,138
1,125,000	New Hanover County North Carolina Certificates of Participation, Series B (AMBAC)	5.00	9/1/16	1,233,022
1,180,000	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	1,181,605
200,000	North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc.	6.00	8/15/10	212,612
385,000	North Carolina Medical Care, Community Hospital Revenue Bond, ETM	7.63	10/1/08	411,681
1,480,000	Pitt County North Carolina, Memorial Hospital Revenue	5.38	12/1/10	1,551,588
540,000	Winston Salem North Carolina Certificates Participation, Series A	5.00	6/1/07	546,626

				5,166,272

	North Dakota — 0.83%
1,250,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,308,938
1,650,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,726,676
95,000	North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.50	7/1/07	95,053
65,000	North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.55	1/1/08	65,220

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	North Dakota (continued)
$110,000	North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.85	7/1/11	$112,991
110,000	North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.95	1/1/12	113,047
55,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.50	1/1/07	54,823
60,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	1/1/08	60,020
160,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	7/1/08	160,746
65,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.65	1/1/09	65,396
190,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.85	7/1/11	193,110
180,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.95	1/1/12	183,020
75,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.00	1/1/13	75,698

				4,214,738

	Ohio — 2.65%
500,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A	5.25	11/15/14	539,255
1,000,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,058,209
5,660,000	Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B	5.00	10/15/15	5,497,671
325,000	Cuyahoga County Ohio Multi-Family Housing, AMT (GNMA)	6.25	12/20/36	344,198
300,000	Hancock County Ohio Multi-Family Housing, Crystal Glen Apartments, AMT (LOC)	5.05	1/1/10	300,672
575,000	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	606,522
20,000	Lucas-Palmer Housing Development Corp. of Ohio (FHA/MBIA)	5.90	7/1/07	20,147
20,000	Montgomery County Ohio Hospital Revenue	6.88	4/1/06	20,171
185,000	Ohio Capital Corp. for Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.63	7/1/22	185,860
5,000	Ohio State Mortgage Revenue (FHA)	5.60	8/1/06	5,017
50,000	Ohio State Water Development Pollution Control, ETM	6.38	6/1/07	51,192
347,000	Ohio State Water Development Pollution Control, General Motors Corp.	5.90	6/15/08	324,625
65,000	Portage County Ohio Hospital Revenue, ETM	6.70	12/1/07	67,780
125,000	Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.15	7/1/09	128,616
210,000	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	221,073
230,000	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	239,720
2,000,000	Summit County Ohio Port Authority Revenue	5.40	11/15/10	1,979,180
655,000	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	672,043
1,250,000	Toledo Lucas County Ohio Port Authority Development Revenue, Taxable Northwest Ohio Building Fund, Series B	5.38	11/15/11	1,242,275

				13,504,226

	Oklahoma — 0.61%
635,000	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A, (GNMA)	6.70	9/1/32	640,315
250,000	Grady County Oklahoma Industrial Authority, Lease Revenue, Correctional Facilities (MBIA)	5.38	11/1/09	259,458
70,000	Grand River Dam Authority Oklahoma Revenue	6.25	11/1/08	73,247
90,000	Oklahoma Housing Finance Agency Multi-Family (FNMA)	5.10	12/1/07	90,401
2,045,000	Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	1,962,852
25,000	Tulsa County Oklahoma Public Facilities Authority Capital Improvement Revenue	6.95	11/1/07	26,060
20,000	Tulsa Oklahoma Airports Improvement, Tulsa International Airport, ETM	6.40	6/1/06	20,253
15,000	Tulsa Oklahoma Industrial Authority Revenue, ETM	6.50	4/1/07	15,311

				3,087,897

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Oregon — 0.34%
$1,525,000	Cow Creek Band Umpqua Tribe of Indians, Series B (AMBAC)	5.10	7/1/12	$1,541,745
175,000	Oregon State Health Housing, Educational & Cultural Facilities, Cedar West Housing Project, Series A, AMT (LOC)	4.65	1/2/08	176,568

				1,718,313

	Pennsylvania — 11.87%
260,000	Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	267,428
125,000	Allegheny County Pennsylvania Hospital Development Authority Revenue, Pittsburgh Mercy Health System ETM	5.50	8/15/10	129,026
45,000	Allegheny County Pennsylvania Hospital UPMC, ETM	6.75	7/1/10	48,344
115,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.95	5/1/09	116,857
1,780,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, AMT, SUB (GNMA)	5.75	5/1/33	1,829,608
25,000	Allegheny County Pennsylvania, SFM (GNMA)	5.20	5/1/17	25,621
455,000	Ambridge Pennsylvania Area School District (FSA)	4.50	11/1/21	462,935
275,000	Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.85	5/20/10	284,760
390,000	Berks County Pennsylvania Redevelopment Authority	5.15	1/1/19	393,366
810,000	Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	3.20	4/1/11	790,520
75,000	Blair County Hospital Authority, ETM	6.90	7/1/08	78,493
750,000	Cambria County Pennsylvania, GO (FGIC)	5.50	8/15/16	795,098
100,000	Chester County Pennsylvania Health & Education Facilities Authority Health Systems Revenue, Jefferson Health Systems, Series B	4.90	5/15/07	101,948
60,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.00	10/15/06	60,109
105,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.00	10/15/07	105,190
10,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.10	10/15/08	10,019
70,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.13	10/15/09	70,130
95,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95,184
1,300,000	Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A	4.00	4/15/13	1,245,634
1,470,000	Chester Pennsylvania Guaranteed Host Community Revenue, Series B	5.80	12/1/13	1,541,427
825,000	Chester Upland School District Pennsylvania	4.00	5/15/07	829,208
1,525,000	Chester Upland School District Pennsylvania	4.00	5/15/11	1,528,568
1,240,000	Chester Upland School District Pennsylvania	4.20	5/15/13	1,246,323
1,525,000	Chester Upland School District Pennsylvania	4.75	9/15/15	1,627,450
1,065,000	Chester Upland School District Pennsylvania	4.90	9/15/17	1,129,028
1,405,000	Chester Upland School District Pennsylvania	4.95	9/15/18	1,483,540
125,000	Claysburg Kimmel Pennsylvania School District	3.38	1/15/13	121,609
135,000	Claysburg Kimmel Pennsylvania School District	3.50	1/15/14	132,403
145,000	Claysburg Kimmel Pennsylvania School District	3.60	1/15/15	142,148
545,000	Claysburg Kimmel Pennsylvania School District	3.90	1/15/18	537,784
290,000	Claysburg Kimmel Pennsylvania School District	4.00	1/15/20	284,800
615,000	Claysburg Kimmel Pennsylvania School District	4.00	1/15/21	600,720
50,000	Coatesville Pennsylvania Water Revenue, ETM	6.25	10/15/13	54,915
290,000	Cumberland County Pennsylvania Municipal Authority Revenue, Presbyterian Homes, Inc. Project	6.00	12/1/26	296,867
50,000	Delaware County Pennsylvania Authority College Revenue, Eastern College	4.75	10/1/06	50,076

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$80,000	Delaware County Pennsylvania Authority College Revenue, Eastern College	4.95	10/1/08	$83,022
50,000	Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	4.85	10/1/07	51,331
840,000	Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.50	10/1/19	855,808
50,000	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	50,391
1,050,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/11	1,108,454
1,105,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/12	1,170,028
1,155,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/13	1,224,853
1,215,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/14	1,288,689
200,000	Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project	6.25	4/1/30	209,814
920,000	Delaware Valley Pennsylvania Regional Finance Authority Revenue, Local Government	5.50	7/1/12	1,001,466
200,000	Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	203,212
10,000	Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.75	3/15/12	10,287
110,000	Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.85	3/15/17	112,714
350,000	Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.55	6/15/08	360,094
370,000	Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.65	6/15/09	380,800
1,000,000	Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.75	6/15/15	1,029,630
85,000	Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.10	2/1/12	88,589
50,000	Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/10	51,890
40,000	Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/11	41,284
25,000	Indiana County Pennsylvania Industrial Development Authority	6.00	6/1/06	25,272
1,050,000	Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	1,057,728
600,000	Lycoming County Pennsylvania Authority, College Revenue, Pennsylvania College of Technology (XLCA)	5.00	1/1/19	640,254
340,000	McKeesport Pennsylvania Area School District	5.00	4/1/13	356,079
70,000	Methacton Pennsylvania School District Authority Revenue, Prerefunded 10/01/06 @ 100	6.50	4/1/07	71,633
235,000	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	250,750
500,000	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	6.00	7/1/15	542,545
2,000,000	Montgomery County Pennsylvania Industrial Development Authority, Retirement Community Revenue, Series B	5.75	11/15/17	2,071,879
15,000	Mount Lebanon Pennsylvania Hospital Authority	7.00	7/1/06	15,121
90,000	Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College	4.70	7/1/12	92,091
240,000	Pennsylvania Housing Finance Agency, Rental Housing, Zero Coupon	0.00	4/1/30	209,076
540,000	Pennsylvania Housing Finance Agency, Single Family Mortgage	4.60	10/1/08	545,643
150,000	Pennsylvania State Higher Education Facilities Authority, Health Services Revenue (MBIA)	5.40	11/15/07	153,777
50,000	Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.88	11/15/21	51,958
250,000	Pennsylvania State Higher Educational Facilities	5.00	7/1/15	271,430
680,000	Pennsylvania State Higher Educational Facilities Authority	5.25	11/1/18	725,274
1,100,000	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	6.00	6/1/29	1,190,783
800,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	818,704
310,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue	5.88	11/15/16	322,276
740,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	780,574

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$2,000,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.70	11/15/11	$2,150,019
100,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group	5.60	11/15/09	103,729
155,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/08	157,128
145,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.55	11/1/09	149,610
205,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	210,254
200,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.90	11/1/12	206,096
135,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/13	140,657
350,000	Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.88	11/15/18	363,860
1,000,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	1,060,600
1,000,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,057,340
70,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	4.85	3/15/06	70,201
80,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.10	3/15/09	80,247
80,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.20	3/15/10	80,251
80,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.25	3/15/11	80,252
80,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.30	3/15/12	80,254
500,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.50	3/15/13	533,640
55,000	Pennsylvania State Higher Educational Facilities, Ursinus College	5.40	1/1/06	55,000
375,000	Pennsylvania State Higher Educational Facilities, Widener University	3.45	7/15/10	362,130
1,455,000	Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.38	6/15/12	1,538,386
60,000	Philadelphia Pennsylvania Authority for Industrial Development	5.00	8/15/09	60,430
45,000	Philadelphia Pennsylvania Authority for Industrial Development (FHA)	4.75	2/1/08	45,541
705,000	Philadelphia Pennsylvania Authority for Industrial Development, Arbor House Inc. Project, Series E	6.10	7/1/33	729,435
120,000	Philadelphia Pennsylvania Authority for Industrial Development, Jeanes Physicians’ Office	9.38	7/1/10	121,759
620,000	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.10	7/1/33	641,489
585,000	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.10	7/1/33	605,276
70,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.00	8/15/10	70,249
60,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.10	8/15/11	60,331
190,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Frankford Hospital, ETM	5.75	1/1/19	201,423
2,500,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health System, Series A (AMBAC)	5.13	5/15/18	2,588,849
250,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A	5.00	5/15/10	259,450
800,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	827,656
1,300,000	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	1,411,358
900,000	Philadelphia Pennsylvania Parking Authority, Parking Revenue (AMBAC)	5.25	2/1/15	949,248
1,000,000	Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.63	9/1/14	1,079,650
155,000	Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.45	2/1/23	157,668
840,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	866,005
735,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	757,756

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$25,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Oliver Garage Project (FGIC)	5.20	6/1/11	$26,128
35,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.95	10/1/29	36,046
350,000	Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital	5.95	8/1/16	360,693
20,000	Pottsville Pennsylvania School District, ETM	9.38	5/1/06	20,383
50,000	Rose Tree Media Pennsylvania School District (FGIC)	4.40	2/15/11	51,122
250,000	Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue	5.13	7/1/16	258,255
150,000	Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.20	3/1/10	156,053
10,000	Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.30	3/1/11	10,409
40,000	Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.40	1/1/11	41,508
40,000	Unity Township Pennsylvania Municipal Authority Sewer Revenue, ETM	6.60	5/1/08	41,502
15,000	Upper Gwynedd-Towamencin Pennsylvania Municipal Authority Sewer Revenue, ETM	5.85	10/15/06	15,300
25,000	Wayne Pike Pennsylvania Joint School Authority School, ETM	6.00	12/1/07	25,626
360,000	Westmoreland County Pennsylvania, Series D, ETM	5.00	8/1/06	363,596
5,000	Williamsport Pennsylvania Area Joint School Authority School Revenue, ETM	5.70	2/1/06	5,009
235,000	Williamsport Pennsylvania Housing Authority Multi-Family (FHA/MBIA)	5.25	1/1/15	241,493
10,000	Womelsdorf Pennsylvania Sewer Authority, Prerefunded 2/1/07 @ 100	5.50	2/1/08	10,132
500,000	York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.60	5/15/09	495,655
280,000	York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	276,522
130,000	York Pennsylvania Housing Corp., Revenue Mortgage, Series A	6.88	11/1/09	130,030
55,000	York Township Water & Sewer, ETM	6.00	8/1/13	59,346

				60,570,374

	Puerto Rico — 0.06%
305,000	University of Puerto Rico Revenues	5.50	6/1/12	305,393

	Rhode Island — 0.55%
105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/16	112,351
105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/17	112,532
110,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/18	117,324
120,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/19	127,886
125,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/20	132,258
130,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/21	136,669
555,000	Providence Rhode Island Redevelopment Agency, Certificates Participation, Series A (RADIAN)	3.13	9/1/08	546,087
1,400,000	Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (Asset GTY)	5.75	7/1/10	1,452,457
105,000	Rhode Island State Health & Educational Building Corp. Revenue, Capital Appreciation Higher Education, Project B (BIG)	0.00	11/1/12	70,978

				2,808,542

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	South Carolina — 1.15%
$95,000	Charleston County South Carolina Residential Recovery Revenue, Foster Wheeler Charleston	5.10	1/1/08	$97,729
1,835,000	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	2,019,546
500,000	South Carolina Jobs Economic Development Authority Revenue, AMT	5.05	6/1/08	515,730
67,000	South Carolina Jobs Economic Development Authority, Westminster Presbyterian	5.13	11/15/08	68,960
95,000	South Carolina State Housing Finance & Development (FHA)	6.05	7/1/27	95,318
3,000,000	South Carolina State Public Service Authority Revenue, Series A, Callable 1/1/06 @ 102 (AMBAC)	6.25	1/1/22	3,059,999

				5,857,282

	Tennessee — 1.24%
150,000	Bristol Tennessee Health & Education Facilities Board Revenue, ETM	6.90	1/1/07	152,430
95,000	Greenville Tennessee Health & Educational Facilities	8.70	10/1/09	105,498
510,000	Johnson City Tennessee Electricity Revenue	4.75	5/1/08	522,817
445,000	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	488,828
185,000	Metro Government Nashville & Davidson County Tennessee (Asset GTY)	5.50	5/1/23	192,813
65,000	Metro Government Nashville & Davidson County Tennessee, CI Homes, Inc. Project, Series A, Prerefunded 10/1/07 @ 105	9.00	10/1/22	73,168
1,745,000	Metro Government Nashville & Davidson County Tennessee, Health and Education Facilities Board (RADIAN)	5.10	8/1/16	1,787,560
530,000	Metro Government Nashville & Davidson County Tennessee, Mandatory Put 2/1/06 @ 100 (FNMA)	5.20	2/1/21	530,731
530,000	Metro Government Nashville & Davidson County Tennessee, Multi-Family Housing, Welch Bend Apartments	5.50	1/1/27	536,820
1,100,000	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	1,277,782
640,000	Tennessee State School Board Authority, Prerefunded, Series B	5.00	5/1/09	653,037

				6,321,484

	Territory of American Samoa — 0.04%
220,000	Territory of American Samoa, GO (ACA)	6.00	9/1/07	226,860

	Texas — 6.11%
3,000,000	Austin Texas Convention Enterprises Inc., Convention Center, Series B (ZC Speciality Ins.)	5.75	1/1/16	3,194,819
2,000,000	Austin Texas Convention Enterprises Inc., Convention Center, Series B	6.00	1/1/23	2,128,120
100,000	Austin Texas Independent School District, Unrefunded Balance	5.70	8/1/11	101,364
955,000	Bexar County Texas Housing Finance Corp., Multi Family Housing Revenue, Perkin Square Project, Series A-1, (GMNA)	6.55	12/20/34	1,065,322
3,070,000	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Stablewood Farms (GNMA)	6.25	7/20/43	3,384,369
420,000	Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	451,382
431,000	Blanket Texas Independent School District, Public Facility Corp. Lease Revenue	5.90	1/1/10	445,193
100,000	Brazoria County Texas Municipal Utilities District Number 6	7.00	9/1/09	110,855
190,000	Brenham Texas, Certificates of Obligation (FSA)	5.38	8/15/15	205,384
15,000	Bryan Texas Higher Education Authority, Allen Academy	6.50	12/1/06	15,415
435,000	Bryan Texas Higher Education Authority, Allen Academy	7.30	12/1/16	458,542
39,527	Capital Area Housing Finance Corp., AMT	6.50	11/1/19	39,739
295,000	Dallas Texas	5.13	2/15/12	309,446
750,000	Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A	5.25	2/15/10	774,556
5,000	Del Rio Texas (Asset GTY)	7.50	4/1/08	5,401
55,000	Del Rio Texas (Asset GTY)	7.50	4/1/09	59,905

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Texas (continued)
$5,000	Del Rio Texas (Asset GTY)	6.50	4/1/10	$5,339
5,000	Del Rio Texas (Asset GTY)	5.55	4/1/11	5,237
5,000	Del Rio Texas (Asset GTY)	5.65	4/1/13	5,248
5,000	Del Rio Texas (Asset GTY)	5.75	4/1/16	5,259
65,000	Del Rio Texas (Asset GTY)	5.75	4/1/17	68,363
20,000	Denison Texas Hospital Authority Hospital Revenue	7.13	7/1/08	20,999
130,000	Edgewood Texas Independent School District	4.90	8/15/08	134,729
130,000	Edgewood Texas Independent School District	5.00	8/15/09	135,052
140,000	Edgewood Texas Independent School District	5.00	8/15/10	145,440
160,000	Edgewood Texas Independent School District	5.25	8/15/13	167,208
75,000	Garland Texas Certificates of Obligation	5.75	2/15/18	80,228
500,000	Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract	5.25	9/1/10	531,080
250,000	Harlingen Texas Airport Improvement Revenue (AMBAC)	4.70	2/15/11	250,540
245,000	Harris County Texas Hospital District Mortgage Revenue, (MBIA)	7.40	2/15/10	261,462
415,000	Harris County Texas Housing Finance Corp., Multi Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	434,028
120,000	Harris County Texas Municipal Utilities District Number 368	7.00	9/1/14	136,675
255,000	Harris County Texas Municipal Utility District Number 354	5.30	5/1/12	266,123
300,000	Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	326,511
120,000	Houston Texas Apartment Systems Revenue, ETM	7.60	7/1/10	133,494
95,000	Houston Texas Sewer System Revenue	6.38	10/1/08	99,424
35,000	Kleberg County Texas Hospital Revenue, ETM	8.00	7/1/08	37,128
400,000	Lubbock Texas Health Facility Revenue	5.88	3/20/37	431,832
1,730,000	North Texas Health Facilities Development Corp., Hospital Revenue, United Regional Health Care Systems Inc. Project (MBIA)	5.00	9/1/14	1,788,490
170,000	Northeast Hospital Authority Texas Revenue	8.00	7/1/08	180,598
15,505	Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.45	11/1/11	15,955
35,000	Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.50	5/1/24	35,056
620,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	607,284
525,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	512,794
805,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	788,031
845,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	827,171
635,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	779,901
1,945,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,778,433
2,345,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,108,578
70,000	Southeast Texas Hospital Finance, ETM	6.50	5/1/09	73,448
35,000	Tarrant County Texas Health Facilities Development Revenue, South Central Nursing Homes (FHA/MBIA)	6.00	1/1/37	37,471
490,000	Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Summit Project A	5.08	9/1/27	492,818
10,000	Texarkana Texas Housing Finance Corp. Mortgage, Summer Hill, Series A (GNMA)	5.55	1/20/07	10,019
470,000	Texas State Affordable Housing, Multifamily Housing Revenue, American Housing Foundation, Series A, (MBIA)	4.05	9/1/07	472,124
130,000	Texas State Department Housing & Community Affairs, Volente Project, AMT (FNMA)	5.00	7/1/08	132,679
500,000	Texas State Public Finance Authority	5.25	10/1/09	519,750
300,000	Texas State Public Finance Authority Building Revenue, Department of Criminal Justice, Series A	5.25	2/1/11	310,458
250,000	Texas State Public Finance Authority Building Revenue, General Services, Series A (AMBAC)	5.50	2/1/12	262,283
500,000	Texas Water Development Board Revenue, Series B	5.75	7/15/12	540,745
230,000	Travis County Texas Housing Finance Corp., Broadmoor Apartments Project, AMT (FSA)	5.70	6/1/06	230,552
200,000	Ysleta Texas Independent School District Public Facilities Corp. Lease Revenue	4.75	11/15/12	207,192

				31,143,041

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Utah — 0.57%
$55,000	Provo City Utah Housing Authority Multi-Family, Lookout Pointe Apartments (GNMA)	6.00	7/20/08	$55,142
5,000	Salt Lake City Utah Hospital Revenue, ETM	8.00	5/15/07	5,182
1,640,000	Utah Housing Corp Single Family Mortgage Revenue	5.25	7/1/25	1,678,704
870,000	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	893,750
20,000	Utah State Housing Finance Agency, Single Family Mortgage	5.05	7/1/12	20,013
20,000	Utah State Housing Finance Agency, Single Family Mortgage	5.50	7/1/16	20,182
90,000	Utah State Housing Finance Agency, Single Family Mortgage	5.40	7/1/20	91,677
45,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2 Class II, AMT	5.40	7/1/16	45,503
25,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT	5.20	7/1/11	25,092
40,000	Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT	5.25	7/1/11	39,983
25,000	Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT	5.25	7/1/12	25,067
5,000	Utah State Housing Finance Agency, Sub-Single Family Mortgage, Issue F1	5.85	7/1/07	5,003

				2,905,298

	Various States — 0.92%
4,840,000	Municipal Mortgage and Equity Financial CDD Senior Securitization Trust, LOC, Mandatory Put 11/01/08 @ 100	3.38	11/1/08	4,708,546

	Vermont — 0.07%
95,000	Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.00	7/1/06	95,244
95,000	Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.00	7/1/07	95,351
175,000	Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.75	7/1/13	182,586

				373,181

	Virginia — 1.14%
515,000	Chesterfield County Virginia Industrial Development Authority (LOC)	5.00	7/1/14	534,518
165,000	Chesterfield County Virginia Industrial Development Authority (LOC)	5.20	7/1/19	170,780
260,000	Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	270,767
4,740,000	Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A*	5.50	9/1/34	4,621,974
200,000	Richmond Virginia Metro Authority Expressway Revenue, Partially Prerefunded, Balance ETM	7.00	10/15/13	226,378

				5,824,417

	Washington — 2.16%
250,000	Bellingham Washington Housing Authority Revenue, Cascade Meadows (MBIA)	4.88	11/1/15	255,703
30,000	Grays Harbor County Washington Public Utility, ETM	5.38	1/1/06	30,000
1,785,000	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	2,017,586
365,000	Seattle Washington Housing Authority (GNMA)	7.40	11/20/36	396,489
1,340,000	Seattle Washington New Public Housing Authority	4.88	8/1/08	1,391,938
1,615,000	Seattle Washington New Public Housing Authority	4.88	8/1/09	1,697,235
120,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A (Standby LOC)	5.75	4/1/28	119,270
245,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A	5.63	4/1/28	238,625
470,000	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A, (GNMA)	6.35	8/20/39	522,682
1,000,000	Washington State Health Care Facilities Authority Revenue, Childrens Hospital & Regular Medical Center	5.38	10/1/16	1,077,790
1,500,000	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,576,290
820,000	Washington State Health Facilities Authority Revenue, Grays Harbor Community Hospital (RADIAN)	5.85	7/1/12	887,224
135,000	Washington State Housing Revenue, Crista Ministries Project (LOC)	5.10	7/1/10	137,427

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Washington (continued)
$240,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.10	1/1/14	$247,342
200,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.30	1/1/19	206,176
200,000	Washington State, Series A	5.25	7/1/12	208,660

				11,010,437

	West Virginia — 0.26%
55,000	Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.55	9/1/08	55,699
55,000	Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.70	9/1/09	55,792
205,000	Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.25	5/15/10	218,446
238,048	Harrison County West Virginia, Series B, Zero Coupon (AMBAC)	0.00	10/20/10	163,241
585,000	Kanawha County West Virginia Building Community Revenue, Charleston Area Medical Center Project, ETM	6.60	12/1/08	617,321
180,000	Kanawha County West Virginia Single Family Mortgage Revenue, ETM	7.40	12/1/10	199,683
20,000	Wood County West Virginia Building Community Revenue, ETM	6.63	1/1/06	20,000

				1,330,182

	Wisconsin — 2.05%
250,000	Beloit Wisconsin School District	5.00	10/1/12	256,813
100,000	Hortonville Wisconsin School District	4.90	4/1/11	103,465
1,500,000	LA Crosse Wisconsin, Series B	3.50	11/1/08	1,495,950
75,000	Oshkosh Wisconsin Hospital Facility Revenue, Mercy Medical Center, Prerefunded 7/01/07 @ 100	7.38	7/1/09	78,350
800,000	Plymouth Wisconsin School District (MBIA)	4.00	4/1/13	815,080
835,000	Plymouth Wisconsin School District (MBIA)	4.00	4/1/14	847,859
975,000	Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	938,730
260,000	Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)	5.30	9/20/18	261,056
65,000	Whitewater Wisconsin Waterworks Systems Mortgage Revenue	7.50	7/1/16	66,307
95,000	Wisconsin Housing and Economic Development Authority, Series B, AMT	4.95	9/1/09	96,517
1,195,000	Wisconsin Housing and Economic Development Authority, Series C	4.60	11/1/11	1,246,994
3,000,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital, (FHA)	5.60	7/15/22	3,207,570
285,000	Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.10	8/15/07	291,983
170,000	Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.20	8/15/08	176,596
295,000	Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.30	8/15/09	306,566
135,000	Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.75	2/1/12	137,295
135,000	Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC)	6.00	2/1/17	137,830

				10,464,961

	Total Municipal Bonds (cost $445,311,996)			449,465,725

	Taxable Securities — 4.16%
5,451,000	AFS Energy Savings Control*	6.35	3/1/25	5,434,102
1,309,511	BFL Funding IV LLC*	5.95	3/1/10	1,298,446
8,311,857	IIS/Syska Holdings Energy*	3.90	8/15/08	7,894,269
2,740,000	Kidspeace National Center of Georgia*	4.50	12/1/28	2,718,792
3,881,516	Landmark Leasing 04A LLC*	6.20	10/1/22	3,857,800

	Total Taxable Securities (cost $21,705,557)			21,203,409

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Money Market Mutual Funds — 1.63%
$8,336,197	Blackrock Muni Fund	3.23	12/31/49	$8,336,197

	Total Money Market Mutual Funds (cost $8,336,197)			8,336,197

	Corporate Bonds — 1.91%
3,000,000	Aero Union Corp.*	8.75	2/1/08	3,000,000
3,939,367	ASC Equipment (b)*	0.00	3/1/08	2,895,435
3,893,056	USDA Airtanker*	8.00	2/1/08	3,859,965

	Total Corporate Bonds (cost $10,832,423)			9,755,400

	Mortgage Related — 1.13%
5,772,000	General Services Administration	5.04	9/15/21	5,739,850

	Total Mortgage Related (cost $5,772,000)			5,739,850

	Total Investments (cost $497,430,173) — 98.04%			500,042,130
	Other assets in excess of liabilities — 1.96%			9,998,155

	Net Assets — 100.00%			$510,040,285

(a)	Represents a non-income producing security.

(b)	Issuer has defaulted on the payment of interest.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA — American Capital Access

AMT — Alternative Minimum Tax

AMBAC — American Municipal Bond Assurance Corp.

AXA — AXA Reinsurance UK

BIG — Business Installations and Equipment Loan Guarantee

CIFG — CDC IXIS Financial Guaranty

ETM — Escrowed to Maturity

FHA — Federal Housing Administration

FGIC — Financial Guaranty Insurance Co.

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance, Inc.

GNMA — Government National Mortgage Association

GO — General Obligation

GTY — Guaranteed

HUD — Housing and Urban Development

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

MBIA-IBC — MBIA Insured Bond Certificate

RADIAN — Radian Group, Inc.

SONYMA — State of New York Mortgage Agency

SUB — Step-up bond

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages — 34.35%
$375,000	Fannie Mae	2.35	4/29/06	$372,298
375,000	Fannie Mae	1.75	6/16/06	370,245
1,800,000	Fannie Mae	4.00	10/16/06	1,789,794
3,100,000	Fannie Mae	2.71	1/30/07	3,033,573
1,730,000	Fannie Mae	2.35	4/5/07	1,679,411
665,000	Fannie Mae	3.13	3/16/09	631,913
1,128,184	Fannie Mae Strip, Series 2005-27, Class PC	5.50	5/25/34	1,134,115
198,473	Fannie Mae Strip, Series 317, Class 1, PO	0.00	8/1/31	166,164
205,831	Fannie Mae Strip, Series 317, Class 2, IO	8.00	8/1/31	50,015
1,170,000	Fannie Mae Strip, Series SO	0.00	11/15/27	429,065
468,097	Fannie Mae, Gold Pool #B19026	4.50	3/1/20	455,508
385,451	Fannie Mae, Gold Pool #B19283	4.50	5/1/20	375,085
184	Fannie Mae, Pool #117095	8.50	7/1/08	184
55,671	Fannie Mae, Pool #124836	10.00	5/1/22	62,517
19,663	Fannie Mae, Pool #124911	10.00	3/1/16	22,078
8,313	Fannie Mae, Pool #190535	11.00	1/1/16	9,528
3,853	Fannie Mae, Pool #23	8.50	8/1/11	3,951
24,241	Fannie Mae, Pool #252259	5.50	2/1/14	24,439
22,023	Fannie Mae, Pool #253265	7.50	5/1/30	23,081
14,972	Fannie Mae, Pool #253267	8.50	5/1/30	16,205
131,200	Fannie Mae, Pool #253399	8.50	8/1/30	142,010
28,662	Fannie Mae, Pool #253438	8.50	9/1/30	31,023
9,702	Fannie Mae, Pool #253545	7.00	12/1/30	10,128
35,938	Fannie Mae, Pool #253584	7.50	1/1/31	37,664
37,065	Fannie Mae, Pool #253643	7.50	2/1/31	38,822
207,479	Fannie Mae, Pool #254346	6.50	6/1/32	212,870
22,628	Fannie Mae, Pool #254487	7.50	9/1/32	23,703
1,816,266	Fannie Mae, Pool #254693	5.50	4/1/33	1,802,946
263,191	Fannie Mae, Pool #255313	5.50	8/1/34	260,660
72,601	Fannie Mae, Pool #303406	10.00	2/1/25	81,451
6,255	Fannie Mae, Pool #313033	10.00	7/1/17	7,022
12,120	Fannie Mae, Pool #313328	10.00	7/1/18	13,763
65,781	Fannie Mae, Pool #323354	6.00	11/1/28	66,617
486,438	Fannie Mae, Pool #357327	5.00	1/1/18	482,009
7,743	Fannie Mae, Pool #359461	10.50	12/1/17	8,675
46,390	Fannie Mae, Pool #378141	10.00	4/1/19	52,080
80,770	Fannie Mae, Pool #397120	10.00	5/1/21	91,492
1,189	Fannie Mae, Pool #447140	7.50	11/1/29	1,247
262,878	Fannie Mae, Pool #482513	5.50	1/1/14	265,021
2,256	Fannie Mae, Pool #50163	10.50	11/1/18	2,595
1,668	Fannie Mae, Pool #511096	7.50	8/1/29	1,749
194,403	Fannie Mae, Pool #514132	7.00	8/1/29	203,047
104,403	Fannie Mae, Pool #514574	7.50	1/1/30	109,491
72,921	Fannie Mae, Pool #534063	7.50	3/1/30	76,490
92,525	Fannie Mae, Pool #535332	8.50	4/1/30	100,178
29,598	Fannie Mae, Pool #535435	8.50	8/1/30	32,037
119,666	Fannie Mae, Pool #535488	8.50	9/1/30	129,526
264,168	Fannie Mae, Pool #535988	7.00	6/1/31	275,765
11,389	Fannie Mae, Pool #536282	8.50	7/1/30	12,328
8,357	Fannie Mae, Pool #54075	8.50	12/1/08	8,444
22,767	Fannie Mae, Pool #541903	7.50	6/1/30	23,860
26,432	Fannie Mae, Pool #545082	7.50	6/1/31	27,701

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$610,660	Fannie Mae, Pool #545139	7.00	8/1/31	$637,467
22,836	Fannie Mae, Pool #545556	7.00	4/1/32	23,839
101,682	Fannie Mae, Pool #545762	6.50	7/1/32	104,502
42,016	Fannie Mae, Pool #546591	8.50	6/1/30	45,478
34,152	Fannie Mae, Pool #548190	7.50	10/1/30	35,792
1,877	Fannie Mae, Pool #549605	8.50	8/1/30	2,016
45,140	Fannie Mae, Pool #555034	6.00	9/1/17	46,140
101,813	Fannie Mae, Pool #555144	7.00	10/1/32	106,283
14,800	Fannie Mae, Pool #555494	5.50	5/1/18	14,902
309,721	Fannie Mae, Pool #555531	5.50	6/1/33	307,450
23,069	Fannie Mae, Pool #557160	8.50	12/1/30	24,970
4,483	Fannie Mae, Pool #560534	7.00	11/1/30	4,680
57,539	Fannie Mae, Pool #561883	7.50	11/1/30	60,302
21,006	Fannie Mae, Pool #562906	7.50	3/1/31	22,006
33,538	Fannie Mae, Pool #573752	8.50	2/1/31	36,301
384,564	Fannie Mae, Pool #580515	5.50	4/1/16	387,384
3,077	Fannie Mae, Pool #58253	10.00	10/1/16	3,231
66,129	Fannie Mae, Pool #588099	6.00	7/1/16	67,594
78,145	Fannie Mae, Pool #590944	7.00	8/1/31	81,576
3,995	Fannie Mae, Pool #606565	7.00	10/1/31	4,170
104,890	Fannie Mae, Pool #606964	7.00	10/1/31	109,495
27,625	Fannie Mae, Pool #610381	7.00	10/1/31	28,837
127,406	Fannie Mae, Pool #610995	5.50	11/1/16	128,339
3,180	Fannie Mae, Pool #615206	6.50	11/1/31	3,269
404,716	Fannie Mae, Pool #617271	5.50	1/1/17	407,683
8,756	Fannie Mae, Pool #621535	6.50	3/1/32	8,999
146,700	Fannie Mae, Pool #625030	6.50	1/1/32	150,796
37,617	Fannie Mae, Pool #653877	6.50	8/1/32	38,660
396,746	Fannie Mae, Pool #654790	6.50	8/1/32	407,055
27,646	Fannie Mae, Pool #666705	5.50	11/1/17	27,837
656,268	Fannie Mae, Pool #688729	5.50	3/1/18	660,546
441,512	Fannie Mae, Pool #725162	6.00	2/1/34	446,122
3,010,229	Fannie Mae, Pool #725206	5.50	2/1/34	2,988,154
205,674	Fannie Mae, Pool #725418	6.50	5/1/34	211,018
428,721	Fannie Mae, Pool #725424	5.50	4/1/34	424,599
2,662,823	Fannie Mae, Pool #725946	5.50	11/1/34	2,639,298
455,809	Fannie Mae, Pool #727384	4.50	9/1/18	443,551
79,583	Fannie Mae, Pool #731076	5.50	7/1/18	80,102
533,198	Fannie Mae, Pool #735494	4.50	3/1/20	520,037
85,268	Fannie Mae, Pool #735611	5.50	3/1/20	85,857
53,587	Fannie Mae, Pool #737287	5.00	6/1/18	53,091
108,379	Fannie Mae, Pool #740710	4.50	9/1/18	105,465
987,467	Fannie Mae, Pool #741732	5.00	11/1/18	978,322
276,331	Fannie Mae, Pool #766662	6.50	3/1/34	283,511
330,223	Fannie Mae, Pool #782586	5.00	6/1/19	326,709
55,463	Fannie Mae, Pool #784200	5.00	6/1/19	54,872
2,704,571	Fannie Mae, Pool #819432 (a)	4.62	3/1/35	2,671,673
398,399	Fannie Mae, Pool #839466	4.50	9/1/35	375,201
298,839	Fannie Mae, Pool #844797	4.50	10/1/35	281,438
339,305	Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	358,030
290,000	Fannie Mae, Series 2003-16, Class BC	5.00	3/25/18	285,581
915,781	Fannie Mae, Series 2004-28, Class PB	6.00	8/25/28	927,073

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$580,539	Fannie Mae, Series 2004-88, Class HA	6.50	7/25/34	$598,111
1,657,690	Fannie Mae, Series 2004-99, Class AO	5.50	1/25/34	1,664,958
1,000,000	Fannie Mae, Series 2005-3, Class AP	5.50	2/25/35	1,008,370
2,099,600	Fannie Mae, Series 2005-57, Class PA	5.50	5/25/27	2,113,723
955,839	Fannie Mae, Series 2005-58, Class EP	5.50	7/25/35	963,581
9,700,000	Fannie Mae, TBA	4.50	1/18/21	9,436,275
5,200,000	Fannie Mae, TBA	5.50	1/18/21	5,230,878
2,600,000	Fannie Mae, TBA	4.50	1/12/36	2,448,061
300,000	Freddie Mac Gold, TBA	5.50	1/18/21	301,688
6,600,000	Freddie Mac Gold, TBA	5.00	1/12/36	6,387,559
98,101	Freddie Mac, Gold Pool #170199	9.50	10/1/16	107,386
14,494	Freddie Mac, Gold Pool #183455	12.00	12/1/10	16,210
5,454	Freddie Mac, Gold Pool #360019	10.50	12/1/17	6,198
11,267	Freddie Mac, Gold Pool #555285	10.00	4/1/16	11,943
867,772	Freddie Mac, Gold Pool #A12118	5.00	8/1/33	843,138
2,668,795	Freddie Mac, Gold Pool #A47235	5.50	10/1/35	2,644,887
505,692	Freddie Mac, Gold Pool #B13607	4.50	4/1/19	492,839
100,000	Freddie Mac, Gold Pool #B19138	5.00	4/1/20	99,013
10,774	Freddie Mac, Gold Pool #C01104	8.00	12/1/30	11,491
49,724	Freddie Mac, Gold Pool #C01187	7.50	5/1/31	52,194
61,170	Freddie Mac, Gold Pool #C01372	7.50	5/1/32	64,194
342,268	Freddie Mac, Gold Pool #C01848	6.00	6/1/34	345,726
279	Freddie Mac, Gold Pool #C35806	7.50	2/1/30	293
15,676	Freddie Mac, Gold Pool #C41019	8.00	8/1/30	16,719
28,238	Freddie Mac, Gold Pool #C41473	7.50	8/1/30	29,640
32,894	Freddie Mac, Gold Pool #C41513	8.00	8/1/30	35,083
5,496	Freddie Mac, Gold Pool #C41563	8.00	8/1/30	5,862
56,053	Freddie Mac, Gold Pool #C42635	8.00	10/1/30	59,783
8,585	Freddie Mac, Gold Pool #C47558	7.50	2/1/31	9,012
6,125	Freddie Mac, Gold Pool #C48206	7.50	3/1/31	6,429
55,091	Freddie Mac, Gold Pool #C50601	8.00	4/1/31	58,735
34,934	Freddie Mac, Gold Pool #C58121	7.50	9/1/31	36,664
24,906	Freddie Mac, Gold Pool #C59301	7.50	10/1/31	26,140
7,279	Freddie Mac, Gold Pool #C65032	7.50	2/1/32	7,638
42,832	Freddie Mac, Gold Pool #C67274	7.50	5/1/32	44,949
85,119	Freddie Mac, Gold Pool #C68001	7.00	6/1/32	88,647
86,191	Freddie Mac, Gold Pool #D11089	9.50	10/1/17	94,361
265,014	Freddie Mac, Gold Pool #E00627	5.50	2/1/14	267,089
202,953	Freddie Mac, Gold Pool #E01137	6.00	3/1/17	207,178
639,885	Freddie Mac, Gold Pool #E01653	4.50	6/1/19	623,452
76,010	Freddie Mac, Gold Pool #E84261	6.00	7/1/16	77,593
19,297	Freddie Mac, Gold Pool #E89400	6.00	4/1/17	19,697
83,119	Freddie Mac, Gold Pool #E90895	6.00	7/1/17	84,845
160,754	Freddie Mac, Gold Pool #E91323	6.00	9/1/17	164,090
5,666	Freddie Mac, Gold Pool #G01135	8.00	9/1/30	6,043
6,454	Freddie Mac, Gold Pool #G01311	7.00	9/1/31	6,723
53,564	Freddie Mac, Gold Pool #G01391	7.00	4/1/32	55,802
1,780,219	Freddie Mac, Gold Pool #G01912	5.00	9/1/35	1,723,475
2,465,488	Freddie Mac, Gold Pool #G11720	4.50	8/1/20	2,402,821
278,886	Freddie Mac, Gold Pool #G11742	5.00	7/1/20	276,256
2,417,924	Freddie Mac, Gold Pool #G11769	5.00	10/1/20	2,394,056
2,919,317	Freddie Mac, Gold Pool #G11777	5.00	10/1/20	2,890,500

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$923,566	Freddie Mac, Gold Pool #G11798	5.00	11/1/20	$914,449
316,108	Freddie Mac, Gold Pool #G18065	5.00	7/1/20	312,988
832,886	Freddie Mac, Gold Pool #J00163	5.00	10/1/20	824,665
277,632	Freddie Mac, Gold Pool #J00446	5.00	11/1/20	274,891
499,788	Freddie Mac, Gold Pool #J00619	5.00	12/1/20	494,854
1,199,880	Freddie Mac, Gold Pool #J00773	5.00	12/1/20	1,188,036
584,104	Freddie Mac, Gold Pool #J02402	5.00	8/1/20	578,338
966,215	Freddie Mac, Gold Pool #J02512	5.00	9/1/20	956,678
538,629	Freddie Mac, Gold Pool #M80813	4.00	4/1/10	520,675
640,000	Freddie Mac, Series 2538, Class CB	5.00	12/15/17	631,935
962,264	Freddie Mac, Series 2864, Class NA	5.50	1/15/31	969,732
1,149,897	Freddie Mac, Series 2973, Class EB	5.50	4/15/35	1,161,208
7,991	Government National Mortgage Association, Pool #112784	12.00	2/15/14	9,031
4,478	Government National Mortgage Association, Pool #1277	11.50	9/20/19	4,778
27,898	Government National Mortgage Association, Pool #129961	11.00	8/15/15	31,590
26,173	Government National Mortgage Association, Pool #156617	11.00	1/15/16	29,656
0	Government National Mortgage Association, Pool #217447	10.50	6/15/19	0
0	Government National Mortgage Association, Pool #252625	10.50	10/15/18	0
14,005	Government National Mortgage Association, Pool #36890	10.00	11/15/09	14,930
5,688	Government National Mortgage Association, Pool #38484	11.00	3/15/10	6,159
6,140	Government National Mortgage Association, Pool #41625	11.00	7/15/10	6,648
6,888	Government National Mortgage Association, Pool #42444	11.00	9/15/10	7,458
10,653	Government National Mortgage Association, Pool #42710	11.00	9/15/10	11,534
8,744	Government National Mortgage Association, Pool #43080	11.00	8/15/10	9,467
501	Government National Mortgage Association, Pool #43285	11.00	8/15/10	542
45,093	Government National Mortgage Association, Pool #45290	11.00	12/15/10	48,823
16,791	Government National Mortgage Association, Pool #488233	6.00	4/15/29	17,216
7,975	Government National Mortgage Association, Pool #497630	6.00	2/15/29	8,177
3,113	Government National Mortgage Association, Pool #545212	7.00	12/15/30	3,269
883,568	Government National Mortgage Association, Pool #569326	6.00	4/15/32	905,786
12,829	Government National Mortgage Association, Pool #58625	12.00	11/15/12	14,918
295,705	Government National Mortgage Association, Pool #604791	5.50	11/15/33	298,029
74,036	Government National Mortgage Association, Pool #637301	6.50	11/15/34	77,287
13,332	Government National Mortgage Association, Pool #70492	12.00	9/15/13	15,660
19,454	Government National Mortgage Association, Pool #71155	12.00	8/15/13	22,866
21,937	Government National Mortgage Association, Pool #780315	9.50	12/15/17	24,012
15,619	Government National Mortgage Association, Pool #780384	11.00	12/15/17	17,638
54,884	Government National Mortgage Association, Pool #780554	10.00	5/15/19	62,707
12,274	Government National Mortgage Association, Pool #780609	9.50	9/15/22	13,623
81,138	Government National Mortgage Association, Pool #780914	6.00	11/15/28	83,215
215,791	Government National Mortgage Association, Pool #781459	6.00	6/15/32	221,174
136,808	Government National Mortgage Association, Pool #781548	7.00	11/15/32	143,643
10,389	Government National Mortgage Association, Pool #80094 (a)	4.75	7/20/27	10,420
21,319	Government National Mortgage Association, Pool #80114 (a)	4.75	9/20/27	21,488
34,817	Government National Mortgage Association, Pool #80123 (a)	4.13	10/20/27	35,108
30,879	Government National Mortgage Association, Pool #80137 (a)	4.13	11/20/27	31,137
9,011	Government National Mortgage Association, Pool #80145 (a)	4.13	12/20/27	9,086
11,446	Government National Mortgage Association, Pool #80156 (a)	4.38	1/20/28	11,530
1,059,990	Government National Mortgage Association, Pool #80916 (a)	3.75	5/20/34	1,036,241
39,362	Government National Mortgage Association, Pool #8585 (a)	4.38	1/20/25	39,690
98,318	Government National Mortgage Association, Pool #8595 (a)	4.38	2/20/25	99,107
30,685	Government National Mortgage Association, Pool #8611 (a)	4.38	3/20/25	30,943

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$45,679	Government National Mortgage Association, Pool #8621 (a)	4.38	4/20/25	$45,625
93,034	Government National Mortgage Association, Pool #8631 (a)	4.38	5/20/25	92,923
27,173	Government National Mortgage Association, Pool #8644 (a)	4.38	6/20/25	27,292
30,887	Government National Mortgage Association, Pool #8664 (a)	4.75	7/20/25	31,116

				92,836,874

	Corporate Bonds — 15.64%
325,000	Allstate Financial Global Funding (b)*	6.15	2/1/06	325,359
170,000	Associates Corp. NA (b)	6.25	11/1/08	176,099
175,000	Avalon Bay Communities, Inc.	7.50	12/15/10	193,155
270,000	Bae Systems Holdings, Inc.*	5.20	8/15/15	264,586
545,000	Bank of America Corp.	7.80	2/15/10	601,544
620,000	Bank of America Corp.	4.50	8/1/10	609,270
275,000	Bank of New York	3.80	2/1/08	269,270
590,000	Bellsouth Corp. (a)*	4.26	4/26/06	589,293
200,000	Belvoir Land LLC*	5.27	12/15/47	192,754
260,000	Berkshire Hathaway Finance Corp.	3.40	7/2/07	254,457
325,000	Berkshire Hathaway Finance Corp.	3.38	10/15/08	313,147
385,000	Berkshire Hathaway Finance Corp.	4.13	1/15/10	374,118
75,000	Bristol-Myers Squibb	6.88	8/1/97	85,179
250,000	Carolina Power & Light	6.13	9/15/33	265,735
365,000	Citigroup, Inc.	3.50	2/1/08	355,349
1,120,000	Citigroup, Inc.	3.63	2/9/09	1,078,276
785,000	Citigroup, Inc.	4.25	7/29/09	767,947
1,335,000	Citigroup, Inc.	4.13	2/22/10	1,296,959
70,000	Citigroup, Inc.	4.63	8/3/10	69,031
150,000	Citigroup, Inc.	5.85	12/11/34	156,216
985,000	Comcast Cable Communications Holdings	8.38	3/15/13	1,140,115
170,000	Comcast Corp.	7.63	2/15/08	178,000
415,000	Comcast Corp.	7.05	3/15/33	448,028
375,000	Comcast Corp.	6.50	11/15/35	382,146
25,000	Consolidated Natural Gas, Series A	5.00	3/1/14	24,432
125,000	Consolidated Natural Gas, Series C	6.25	11/1/11	130,896
140,000	Daimler Chrysler – AG	7.45	3/1/27	151,933
475,000	Deutsche Bank AG-NY	3.84	3/15/07	471,917
205,000	Devon Financing Corp., ULC	7.88	9/30/31	260,493
250,000	Dominion Resources, Inc.	7.20	9/15/14	277,742
85,000	Dominion Resources, Inc., Series A	8.13	6/15/10	94,476
125,000	Enterprise Products Operations	4.00	10/15/07	122,388
50,000	Federated Department Stores	6.79	7/15/27	52,561
200,000	Florida Power and Light Co.	4.95	6/1/35	182,799
3,625,000	General Electric Capital Corp.	3.45	1/15/08	3,598,697
410,000	General Electric Capital Corp.	4.13	9/1/09	399,125
3,710,000	General Electric Captial Corp.	5.00	11/15/11	3,713,651
25,000	General Motors Acceptance Corp.	5.65	9/23/08	22,606
125,000	Halliburton Co.	7.60	8/15/96	149,508
2,025,000	HSBC Bank USA	3.87	6/7/07	1,995,465
215,000	HSBC Bank USA	3.88	9/15/09	207,296
200,000	HSBC Finance Corp.	4.75	5/15/09	197,818
290,000	Irwin Land LLC*	5.30	12/15/35	282,527
200,000	Irwin Land LLC, Series A-1*	5.03	12/15/25	193,276
360,000	JP Morgan Chase & Co.	5.35	3/1/07	361,411

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$210,000	Lehman Brothers Holdings	7.88	8/15/10	$234,255
20,000	Lennar Corp.	5.60	5/31/15	19,310
290,000	Liberty Mutual Group*	6.50	3/15/35	282,933
90,000	Lockheed Martin Corp.	8.50	12/1/29	122,667
170,000	Lockheed Martin Corp.	7.20	5/1/36	205,384
108,000	Massachusetts Mutual Life*	7.63	11/15/23	133,785
50,000	May Department Stores Co.	6.65	7/15/24	52,570
35,000	May Department Stores Co.	7.88	3/1/30	41,740
35,000	May Department Stores Co.	6.70	7/15/34	37,278
125,000	May Department Stores Co.	8.13	8/15/35	138,281
275,000	Metlife, Inc.	5.70	6/15/35	276,019
475,000	Monumental Global Funding*	5.20	1/30/07	475,713
1,200,000	Morgan Stanley	5.05	1/21/11	1,200,355
200,000	Morgan Stanley	6.75	4/15/11	215,305
225,000	National Westminster Bank	7.38	10/1/09	244,271
525,000	Nationwide Building Society*	3.50	7/31/07	514,384
250,000	Nationwide Building Society*	4.25	2/1/10	243,609
40,000	New Jersey Bell Telephone	7.85	11/15/29	44,939
225,000	News America Holdings	8.50	2/23/25	270,709
55,000	News America Holdings	8.45	8/1/34	67,581
210,000	News America Holdings	8.15	10/17/36	252,283
100,000	News America, Inc.	7.30	4/30/28	109,717
25,000	News America, Inc.	7.28	6/30/28	27,335
110,000	News America, Inc.	7.63	11/30/28	124,740
75,000	News America, Inc.*	6.40	12/15/35	75,595
470,000	Northrop Grumman Corp.	4.08	11/16/06	466,369
100,000	Northrop Grumman Corp.	7.88	3/1/26	126,111
1,250,000	Petro-Canada	4.25	8/16/10	1,222,475
180,000	Petro-Canada	5.95	5/15/35	182,597
60,000	Phillips Petroleum Co.	7.00	3/30/29	72,076
250,000	Platinum Underwriters Financial, Series B	7.50	6/1/17	254,769
325,000	Pricoa Global Funding I*	4.35	6/15/08	320,397
210,000	Protective Life Secured Trust, Series MTN	3.70	11/24/08	203,806
100,000	Pulte Homes, Inc.	6.38	5/15/33	93,281
75,000	Resolution Funding Corp., Zero Coupon	0.00	7/15/18	41,468
75,000	Resolution Funding Corp., Zero Coupon	0.00	10/15/18	40,946
350,000	Rouse Co.	5.38	11/26/13	332,227
1,050,000	SBC Communications, Inc.*	4.39	6/5/06	1,047,732
145,000	SBC Communications, Inc.*	6.45	6/15/34	150,883
20,000	SBC Communications, Inc.*	6.15	9/15/34	20,089
275,000	Scottish Power PLC	4.91	3/15/10	272,447
245,000	Scottish Power PLC	5.38	3/15/15	245,137
511,878	Small Business Administration	4.52	2/10/13	499,053
717,060	Small Business Administration	4.50	2/10/14	699,710
60,000	Sprint Capital Corp.	6.88	11/15/28	65,561
165,000	Sprint Capital Corp.	8.75	3/15/32	218,968
415,000	Suntrust Bank	3.63	10/15/07	405,991
160,000	Suntrust Bank	4.00	10/15/08	156,343
275,000	Suntrust Bank	4.42	6/15/09	270,727
170,000	TCI Communications, Inc.	7.88	8/1/13	192,145
10,000	TCI Communications, Inc.	7.88	2/15/26	11,542
375,000	TIAA Global Markets*	5.00	3/1/07	375,335

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$150,000	Time Warner Entertainment	8.38	3/15/23	$173,438
115,000	Time Warner, Inc.	7.57	2/1/24	125,436
200,000	Time Warner, Inc.	6.95	1/15/28	207,211
300,000	Time Warner, Inc.	6.63	5/15/29	299,579
35,000	Time Warner, Inc.	7.63	4/15/31	38,978
30,000	Turner Broadcasting Co.	8.38	7/1/13	34,548
55,000	US Bancorop, Series MTNN	3.95	8/23/07	54,287
300,000	US Bank NA	2.40	3/12/07	291,192
950,000	US Bank NA	4.40	8/15/08	940,442
240,000	USAA Capital Corp.*	4.00	12/10/07	236,180
50,000	Verizon Communications	6.94	4/15/28	53,510
125,000	Verizon Global Funding Corp.	5.85	9/15/35	120,459
425,000	Verizon Virginia, Inc.	4.63	3/15/13	393,663
170,000	Wachovia Bank NA	4.38	8/15/08	168,074
280,000	Wachovia Corp.	6.30	4/15/08	289,442
245,000	Wellpoint, Inc.	5.95	12/15/34	252,563
330,000	Wells Fargo Co.	4.00	8/15/08	323,836
480,000	Wells Fargo Co.	4.20	1/15/10	467,295
750,000	Wells Fargo Co.	4.63	8/9/10	740,659
375,000	Wyeth*	6.00	2/15/36	386,170

				42,272,955

	Collateralized Mortgage Obligations — 14.21%
625,000	Asset Securitization Corp., Series 1997-D5, Class A1C	6.75	2/14/43	643,807
1,180,000	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	1,244,998
1,385,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4 (a)	6.19	6/11/35	1,457,497
513,000	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	510,039
550,257	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	541,439
1,300,000	Bank of America Commercial Mortgage, Inc., Series 2005-1, Class A4	5.03	11/10/42	1,295,514
1,500,000	Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,525,660
1,190,000	Bear Stearns Commerical Mortgage Securities Corp., Series 2005-PWR7, Class A2	4.95	2/11/41	1,176,171
220,000	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	235,725
472,890	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	508,560
1,640,000	Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	1,763,434
1,141,581	Commericial Mortgage Acceptance Corp., Series 1998-C2, Class A2	6.03	9/15/30	1,159,682
2,600,000	Countrywide Asset-Backed Certificiates, Series 2005-IM3, Class A1 (a)	4.49	3/25/36	2,599,531
1,160,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.83	4/15/37	1,131,261
275,000	DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B	6.46	3/10/32	286,197
235,000	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C1, Class A2	6.18	5/15/33	241,418
350,000	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.95	9/15/33	369,143
860,499	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	911,863
860,000	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	932,188
960,000	General Motors Acceptance Corp. Commerical Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	1,044,616
1,484,192	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3	6.14	10/18/30	1,518,981
985,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	977,844
1,961,157	GSR Mortgage Loan Trust, Series 2004-9, Class 4A1 (a)	4.06	8/25/34	1,908,547
1,212,469	Homebanc Mortgage Trust, Series 2005-4, Class A1 (a)	4.65	10/25/35	1,211,540

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations (continued)
$270,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	$283,912
1,280,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM	4.78	7/15/42	1,239,299
1,080,000	JP Morgan Chase Commerical Mortgage Securities Corp., Series 2004-CBX, Class A5	4.65	1/12/37	1,051,184
785,000	JP Morgan Commerical Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	844,627
244	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	51
710,000	LB – UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	770,853
1,150,000	LB – UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,229,148
875,000	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	6.21	10/15/35	899,920
521,355	Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	517,766
213,208	Morgan Stanley Capital I, Series 1998-HF2, Class A2	6.48	11/15/30	219,460
1,388,230	Nationslink Funding Corp., Series 1999-1, Class A2	6.32	1/20/31	1,429,802
1,537,562	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1 (a)	4.70	10/25/35	1,537,126
868,482	Structured Asset Receivable Trust, Series 2003-2 (a)*	4.70	1/21/09	868,213
875,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	866,684
1,450,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7 (a)	5.12	7/15/42	1,444,089

				38,397,789

	U.S. Treasury Notes — 13.52%
1,540,000	U.S. Treasury Notes	3.63	6/30/07	1,522,435
5,500,000	U.S. Treasury Notes	3.88	7/31/07	5,455,313
3,260,000	U.S. Treasury Notes	4.00	9/30/07	3,237,333
745,000	U.S. Treasury Notes	4.25	10/31/07	742,817
7,625,000	U.S. Treasury Notes	4.25	11/30/07	7,602,659
20,000	U.S. Treasury Notes	4.13	8/15/08	19,890
13,830,000	U.S. Treasury Notes	4.38	11/15/08	13,832,157
4,100,000	U.S. Treasury Notes	4.50	11/15/15	4,133,632

				36,546,236

	U.S Government Agency Discount Notes — 10.02%
27,100,000	Freddie Mac	0.00	1/3/06	27,089,461

	Asset Backed Securities — 9.73%
1,825,000	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4	4.05	7/15/09	1,804,918
1,475,000	Chase Issuance Trust, Series 2004-A9, Class A9	3.22	6/15/10	1,435,308
1,025,000	Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6	2.90	5/17/10	981,292
1,800,000	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1	2.55	1/20/09	1,758,011
1,825,000	Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4	3.20	8/24/09	1,777,961
946,929	Countrywide Asset-Backed Certificates, Series 2004-14, Class A4 (a)	4.66	6/25/35	949,997
1,831,340	Countrywide Asset-Backed Certificates, Series 2005-12, Class 2A1 (a)	4.49	2/25/36	1,831,396
2,132,329	Ford Credit Auto Owner Trust, Series 2004-A, Class A3	2.93	3/15/08	2,109,190
1,975,000	Ford Credit Auto Owner Trust, Series 2005-A, Class A3	3.48	11/15/08	1,950,034
1,800,000	Ford Credit Auto Owner Trust, Series 2005-B, Class A3	4.17	1/15/09	1,785,791
1,975,000	Ford Credit Auto Owner Trust, Series 2005-C, Class A3	4.30	8/15/09	1,954,939
1,450,000	MBNA Credit Card Master Note Trust, Series 2004-A4, Class A4	2.70	9/15/09	1,411,843
460,000	MBNA Master Credit Card Trust, Series 1999-B, Class A	5.90	8/15/11	475,269
2,225,000	SLM Student Loan Trust, Series 2003-4, Class A3 (a)	4.59	12/15/15	2,226,807
1,941,933	SLM Student Loan Trust, Series 2004-9, Class A2 (a)	4.22	10/25/12	1,938,108
1,900,000	SLM Student Loan Trust, Series 2005-6, Class A58 (a)	4.21	7/27/26	1,900,022

				26,290,886

	U.S. Treasury Bonds — 3.88%
1,470,000	U.S. Treasury Bonds	10.38	11/15/12	1,624,579
55,000	U.S. Treasury Bonds	8.13	8/15/19	74,615
1,200,000	U.S. Treasury Bonds	8.50	2/15/20	1,683,374

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	U.S. Treasury Bonds (continued)
$2,325,000	U.S. Treasury Bonds	6.25	8/15/23	$2,776,378
465,000	U.S. Treasury Bonds	5.38	2/15/31	522,326
3,810,000	US Inflation Index Bond	0.88	4/15/10	3,808,529

				10,489,801

	Foreign Bonds — 3.39%
875,000	Aid-Israel	5.50	4/26/24	943,874
380,000	Aid-Israel	5.50	9/18/33	415,185
460,000	Bank of Scotland Treasury Services*	3.50	11/30/07	448,908
140,000	BSKYB Finance UK PLC*	6.50	10/15/35	139,507
275,000	Bundersrepublic	4.75	7/4/34	392,053
50,000	Canadian National Railways	6.25	8/1/34	55,633
145,000	Deutsche Telekom International Finance	8.25	6/15/30	184,421
1,350,000	Deutschland (Bundersrepublic)	4.00	1/4/37	1,725,192
995,000	Eksportsfinans	3.38	1/15/08	970,277
125,000	Encana Corp.	6.50	8/15/34	139,669
40,000	France Telecom	8.50	3/1/31	53,370
210,000	HBOS Treasury Services PLC*	3.60	8/15/07	206,028
1,000,000	L-Bank BW Foerderbank	4.25	9/15/10	982,129
250,000	Sumitomo Mitsui Banking*	5.63	10/15/15	249,064
5,000	Suncor Energy, Inc., Yankee	5.95	12/1/34	5,289
175,000	Teck Cominco, Ltd.	6.13	10/1/35	173,066
50,000	Telecom Italia Capital	6.00	9/30/34	48,168
150,000	Telefonica Europe BV	7.75	9/15/10	164,253
405,000	Tyco International Group SA, Yankee	6.38	10/15/11	420,631
150,000	United Mexican States	8.13	12/30/19	184,125
505,000	United Mexican States	8.00	9/24/22	623,044
290,000	Vodafone Group PLC	7.75	2/15/10	317,627
325,000	Vodafone Group PLC	5.00	9/15/15	316,553

				9,158,066

	Municipal Bonds — 0.06%
150,000	Ohana Military Communities LLC, Housing Revenue, Series A, Class I (cost $150,000)	6.19	4/1/49	165,467

	Short-Term Investments — 0.02%
61,692	Eurodollar Time Deposit (cost $61,692)	3.50	1/3/06	61,692

	Total Investments (cost $285,167,972) — 104.82%			283,309,227
	Liabilities in excess of other assets — (4.82)%			(13,031,868)

	Net Assets — 100.00%			$270,277,359

(a)	Variable rate security. The rate reflected is the rate in effect on December 31, 2005. The maturity date represents the actual maturity date.

(b)	All or part of this security has been pledged as collateral for Futures and Options contracts held by the Fund.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

IO — Interest Only

PO — Principal Only

TBA — Security in subject to delayed delivery

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

The Table below sets forth the diversification of the Fund’s corporate bonds by Industry:

Industry	Percent of Net Assets
Aerospace & Defense	0.34%
Banking & Finance	10.08%
Construction	0.11%
Entertainment	1.04%
Insurance	0.96%
Medical	0.27%
Real Estate	0.26%
Retail	0.18%
Telecommunications	1.58%
Utilities	0.84%

15.66%

Futures

Number of Contracts	Futures Contracts Long	Market Value	Expiration Date	Unrealized Gain/ (Loss)
18	90 Day Euro$	$4,286,925	March-06	$2,754
18	90 Day Euro$	$4,286,250	June-06	$3,444
18	90 Day Euro$	$4,286,925	September-06	$3,827
18	U.S Treasury 2 Year Note	$3,693,375	March-06	$5,139
30	U.S. Treasury 10 Year Note	$3,282,188	March-06	$15,517
171	U.S. Treasury Long Bond	$19,526,063	March-06	$359,900

	Total Unrealized (Loss)			$390,581

Number of Contracts	Futures Contracts Short	Market Value	Expiration Date	Unrealized Gain/ (Loss)
(112)	U.S. Treasury 5 Year Note	$(11,910,500)	March-06	$(57,635)
(58)	Euro Dollar Future	$(7,751,779)	March-06	$(68,371)

	Total Unrealized Gain			$(126,006)

	Net Unrealized (Loss)			$264,575

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Trade Date	Settlement Date	Value on 6/30/2005	Unrealized Gain/ (Loss)
	Currencies Sold
1,805,400	Euro	10/17/2005	1/20/2006	$2,195,751	$56,067

	Total Currencies Sold				$56,067

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Contracts	Description	Value
Call Options Written
	24 March 2006 10-Year U.S. Treasury Note Future Expires 2/24/06, strike price $111	$(6,000)

	Total Call Options Written (premiums received $13,106)	$(6,000)

Put Options Written
	24 March 2006 10-Year U.S. Treasury Note Future Expires 2/24/06, strike price $107	$(3,750)

	Total Put Options Written (premiums received $12,902)	$(3,750)

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Bond Portfolio

Portfolio of Investments — December 31, 2005 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Corporate Bonds — 90.40%
$1,065,000	Adelphia Communications Corp. (a)	0.00	3/1/05	$1,027,725
1,015,000	Adelphia Communications Corp. (a)	0.00	1/15/07	969,325
1,925,000	Adelphia Communications Corp. (a)	0.00	10/1/07	1,799,875
2,500,000	Adelphia Communications Corp. (a)	0.00	12/15/07	2,387,500
550,000	Adelphia Communications Corp. (a)	0.00	11/15/09	321,750
1,600,000	Adelphia Communications Corp. (a)	0.00	10/1/10	896,000
694,000	Allbritton Communication	7.75	12/15/12	697,470
1,750,000	American Tower Corp.	7.25	12/1/11	1,820,000
2,000,000	American Tower Corp.	7.13	10/15/12	2,060,000
1,800,000	Arch Western Finance	6.75	7/1/13	1,833,750
1,200,000	Bio-Rad Laboratories, Inc.	6.13	12/15/14	1,185,000
2,350,000	Boise Cascade LLC	7.13	10/15/14	2,191,375
2,500,000	Buckeye Technologies, Inc.	8.00	10/15/10	2,375,000
1,000,000	Buckeye Technologies, Inc.	8.50	10/1/13	1,000,000
1,400,000	Cascades, Inc.	7.25	2/15/13	1,274,000
2,125,000	CBD Media/CBD Finance	8.63	6/1/11	2,167,500
2,000,000	Chesapeake Energy Corp.	6.38	6/15/15	2,000,000
2,500,000	Church & Dwight Co., Inc.	6.00	12/15/12	2,462,500
1,250,000	CMS Energy Corp.	7.75	8/1/10	1,310,938
1,225,000	Comcast Cable Communications	10.63	7/15/12	1,520,833
2,850,000	Community Health Systems	6.50	12/15/12	2,775,187
1,700,000	Crown Americas, Inc.*	7.63	11/15/13	1,772,250
600,000	CSC Holdings, Inc.*	8.13	8/15/09	606,000
2,000,000	CSC Holdings, Inc.*	6.75	4/15/12	1,890,000
604,000	CSC Holdings, Inc.*	7.88	2/15/18	582,860
699,000	CSC Holdings, Inc.*	7.63	7/15/18	664,050
1,900,000	Davita, Inc.	7.25	3/15/15	1,923,750
1,132,000	Denbury Resources, Inc.	7.50	4/1/13	1,148,980
2,039,000	Dex Media Finance/West	8.50	8/15/10	2,135,853
321,000	Dole Foods Co.	8.63	5/1/09	329,025
1,700,000	Dole Foods Co.	7.25	6/15/10	1,649,000
671,000	Dole Foods Co.	8.88	3/15/11	687,775
800,000	Dole Foods Co.	8.75	7/15/13	824,000
1,000,000	Echostar DBS Corp.	5.75	10/1/08	980,000
1,825,000	Echostar DBS Corp.	6.38	10/1/11	1,756,563
560,000	Encompass Services Corp. (a)	10.50	5/1/09	616
1,390,000	Encore Aquistion Co.	6.25	4/15/14	1,320,500
1,290,000	Entercom Radio/Capital	7.63	3/1/14	1,293,225
1,250,000	Extendicare Health Services	6.88	5/1/14	1,221,875
1,850,000	Fisher Scientific International, Inc.	6.75	8/15/14	1,928,625
485,000	Glencore Nickel (a)(c)	0.00	12/1/14	0
425,000	Gray Television, Inc.	9.25	12/15/11	453,688
1,426,000	HCA, Inc.	7.50	12/15/23	1,460,512
750,000	Houston Exploration Co.	7.00	6/15/13	720,000
2,250,000	Intertape Polymer US, Inc.	8.50	8/1/14	2,220,822
2,050,000	Jefferson Smurfit Corp.	8.25	10/1/12	1,968,000
575,000	Jefferson Smurfit Corp.	7.50	6/1/13	529,000
2,725,000	KCS Energy, Inc.	7.13	4/1/12	2,718,187
2,105,000	L-3 Communications Corp.	6.13	7/15/13	2,099,738
2,000,000	L-3 Communications Corp.	5.88	1/15/15	1,940,000
1,500,000	Moog, Inc.*	6.25	1/15/15	1,477,500
1,500,000	Morris Publishing Group	7.00	8/1/13	1,415,625

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$2,695,000	Nalco Co.	7.75	11/15/11	$2,769,112
1,897,000	Nalco Co.	8.88	11/15/13	1,987,108
3,000,000	NTL Cable PLC	8.75	4/15/14	3,134,999
1,750,000	Ommicare, Inc.	6.13	6/1/13	1,719,375
1,205,000	Owens-Brockway Glass Container, Inc.	8.25	5/15/13	1,244,163
1,095,000	Owens-Illinois, Inc.	7.35	5/15/08	1,108,688
2,400,000	Pogo Producing Co.*	6.88	10/1/17	2,340,000
3,625,000	Range Resources Corp.	7.38	7/15/13	3,751,874
685,000	Republic Technologies International (a)(c)	0.00	7/15/09	0
1,775,000	RH Donnelley Corp.	6.88	1/15/13	1,635,219
1,067,991	Rhythms NetConnections, Inc., Series B (a)(c)	0.00	2/15/10	0
1,787,080	Rhythms NetConnections, Inc., Series B, SUB (a)(c)	0.00	5/15/08	0
1,025,000	Salem Communications	7.75	12/15/10	1,062,156
3,400,000	Select Medical Corp.	7.63	2/1/15	3,272,499
1,597,000	Sinclair Broadcasting Group, Inc.	8.00	3/15/12	1,644,910
1,285,000	Smithfield Foods, Inc.	7.75	5/15/13	1,358,888
1,700,000	Southern Star Central Corp.	8.50	8/1/10	1,802,000
1,055,000	Stone Container Corp.	8.38	7/1/12	1,020,713
600,000	Susquehanna Media Co.	7.38	4/15/13	639,000
825,000	Sybron Dental Specialties, Inc.	8.13	6/15/12	866,250
1,900,000	TD Funding Corp.	8.38	7/15/11	2,009,250
5,840,000	Tenet Healthcare Corp.	6.88	11/15/31	4,701,199
1,520,000	Texas Genco LLC*	6.88	12/15/14	1,645,400
1,800,000	Triad Hospitals, Inc.	7.00	5/15/12	1,838,250
2,675,000	Videotron Ltee	6.88	1/15/14	2,708,437
500,000	VWR International, Inc.	6.88	4/15/12	496,250
1,150,000	VWR International, Inc.	8.00	4/15/14	1,144,250
7,871	XO Communications, Inc. (a)	0.00	2/1/09	8

	Total Corporate Bonds (cost $123,014,469)			119,693,745

	Foreign Bond — 0.00%
1,955,000	Murrin Murrin Holdings, Ltd. (a)(c)	0.00	8/31/07	2

	Total Foreign Bond (cost $0)			2

	Common/Preferred Stocks — 3.40%
	Fiber Optics — 0.00%
672	Viatel Holding (Bermuda), Ltd. (b)			22

	Media — 0.00%
310,702	Paxson Communications Corp. (b)(c)			0
285,971	Paxson Communications Corp. (b)(c)			0

	Telecommunications — 3.40%
8	Dobson Communications Corp.			11,200
3,207	Dobson Communications Corp., Series A (b)			24,053
187,559	Telewest Global, Inc. (b)			4,467,655

				4,502,908

	Total Common/Preferred Stocks (cost $1,645,861)			4,502,930

	Time Deposit — 4.39%
	Bank Holdings Companies — 4.39%
5,672,748	Eurodollar Time Deposit, 3.50%, 1/3/06			5,672,748
135,195	Eurodollar Time Deposit, 3.50%, 1/3/06			135,195

	Total Time Deposit (cost $5,807,943)			5,807,943

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Bond Portfolio

Portfolio of Investments (continued) — December 31, 2005 (Unaudited)

Shares	Security Description	Value
	Warrants — 0.02%
	Media — 0.02%
470	XM Satellite Radio, Inc., Strike Price $45.24, 3/15/10	$29,422

	Total Warrants (cost $70,500)	29,422

	Total Investments (cost $130,538,773) — 98.21%	130,034,042
	Other assets in excess of liabilities — 1.79%	2,365,130

	Net Assets — 100.00%	$132,399,172

(a)	Issuer has defaulted on the payment of interest.

(b)	Represents a non-income producing security.

(c)	Escrow Security

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

IO — Interest Only

PO — Principal Only

TBA — Security in subject to delayed delivery

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities

December 31, 2005 (Unaudited)

	Value Equity Portfolio	Growth Equity Portfolio	Small Capitalization Equity Portfolio	International Equity Portfolio
ASSETS:
Investments, at value (cost $655,627,450, $914,265,085, $427,151,095 and $987,506,022, respectively)	$770,218,020	$1,149,044,892	$541,356,693	$1,317,146,277
Cash	741	550	10,441	—
Foreign currency, at value (cost $0, $0, $0, and $661,729, respectively)	—	—	—	662,379
Unrealized appreciation on forward exchange contracts	—	—	—	483,635
Receivable from investments sold	4,723,996	3,256,587	2,360,942	1,020,729
Dividends and interest receivable	695,701	985,542	334,594	810,806
Receivable for Fund shares sold	608,846	738,225	299,882	924,837
Foreign tax reclaim receivable	—	—	—	396,459
Variation margin receivable on future contracts	—	—	40,751	—
Prepaid expenses	7,920	8,102	7,925	8,266

Total Assets	776,255,224	1,154,033,898	544,411,228	1,321,453,388

LIABILITIES:
Payable for investments purchased	4,916,701	3,417,234	961,174	3,517,522
Unrealized depreciation on forward exchange contracts	—	—	—	799,982
Payable for capital shares redeemed	40,652	16,149	6,511	46,047
Variation margin payable on future contracts	14,192	61,375	—	—
Advisory fees payable	195,863	750,289	271,250	983,856
Consulting fees payable	32,539	49,734	23,092	54,572
Administrative services fees payable	59,170	88,771	41,337	97,298
Other accrued expenses	12,730	46,330	29,159	152,639

Total Liabilities	5,271,847	4,429,882	1,332,523	5,651,916

NET ASSETS	$770,983,377	$1,149,604,016	$543,078,705	$1,315,801,472

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$50,648	$97,548	$37,539	$107,354
Additional paid-in capital	654,514,204	1,041,844,054	420,251,551	1,041,880,522
Undistributed (distributions in excess of) net investment income	(14,089)	(16,095)	(18,355)	(3,710,226)
Accumulated net realized gains/(losses) from investments, futures and foreign currency transactions and translations	1,891,243	(126,838,318)	8,602,372	(51,760,933)
Net unrealized appreciation/(depreciation) on investments, futures and foreign currency transactions and translations	114,541,371	234,516,827	114,205,598	329,284,755

Net Assets	$770,983,377	$1,149,604,016	$543,078,705	$1,315,801,472

SHARE OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	50,685,617	97,609,051	37,559,241	107,426,077

Net Asset Value, offering and redemption price per share	$15.21	$11.78	$14.46	$12.25

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities (continued)

December 31, 2005 (Unaudited)

	Fixed Income Portfolio	Intermediate Term Municipal Bond Portfolio	Fixed Income II Portfolio	Fixed Income Opportunity Portfolio
ASSETS:
Investments, at value (cost $268,509,946, $497,430,173, $285,167,972, and $130,538,773, respectively)	$268,163,833	$500,042,130	$283,309,227	$130,034,042
Cash	2,579	—	—	—
Foreign currency, at value (cost $0, $0, $229, and $343,658, respectively)	—	—	241	310,828
Unrealized appreciation on forward exchange contracts	—	—	56,067	—
Receivable from investments sold	—	—	37,759,988	—
Dividends and interest receivable	2,145,314	6,267,134	1,934,631	2,122,781
Receivable for Fund shares sold	303	4,075,000	17,722	1,952
Prepaid expenses	5,086	5,059	4,846	5,109

Total Assets	270,317,115	510,389,323	323,082,722	132,474,712

LIABILITIES:
Written Call Options, at fair value (premiums received $26,008)	—	—	9,750	—
Dividends payable	70,262	187,602	156,551	—
Payable for investments purchased	5,376,383	—	51,892,350	—
Payable for capital shares redeemed	12,540	—	—	—
Variation margin payable on future contracts	—	—	57,584	—
Advisory fees payable	38,477	86,859	47,917	55,668
Consulting fees payable	10,719	21,716	11,264	5,578
Administrative services fees payable	19,721	38,972	20,200	9,986
Other accrued expenses	14,670	13,889	109,747	4,308

Total Liabilities	5,542,772	349,038	52,305,363	75,540

NET ASSETS	$264,774,343	$510,040,285	$270,777,359	$132,399,172

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$26,462	$50,528	$13,225	$11,513
Additional paid-in capital	266,820,096	508,444,960	274,016,077	163,988,567
Undistributed (distributions in excess of) net investment income	(271,273)	117,275	(453,500)	(1,140,439)
Accumulated net realized gain/(loss) from investments, futures and foreign currency transactions and translations	(1,454,828)	(1,179,230)	(1,241,840)	(29,922,908)
Net unrealized appreciation/(depreciation) on investments, futures and foreign currency transactions and translations	(346,114)	2,606,752	(1,556,603)	(537,561)

Net Assets	$264,774,343	$510,040,285	$270,777,359	$132,399,172

SHARES OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	26,557,892	51,096,505	27,268,935	17,865,279

Net Asset Value, offering and redemption price per share	$9.97	$9.98	$9.93	$7.41

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statements of Operations

For the Six Months Ended December 31, 2005 (Unaudited)

	Value Equity Portfolio	Growth Equity Portfolio	Small Capitalization Equity Portfolio	International Equity Portfolio
INVESTMENT INCOME:
Interest	$331,230	$255,362	$172,357	$597,132
Dividends (net of foreign withholding tax of $0, $0, $710, and $550,633 respectively)	7,776,663	4,504,788	2,111,380	7,385,809

Total Investment Income	8,107,893	4,760,150	2,283,737	7,982,941

EXPENSES:
Advisory fees	1,126,708	827,749	1,289,939	1,413,804
Consulting fees	186,958	268,662	134,537	298,048
Administrative services fees	276,565	393,875	198,511	441,258
Custodian fees	47,356	70,453	49,965	386,215
Professional fees	33,816	52,538	24,395	48,374
Registration and filing fees	6,459	6,583	6,435	6,674
Trustee fees	5,928	8,401	3,318	8,292
Other expenses	41,576	38,996	20,461	44,327

Total Expenses before expenses paid indirectly or waived	1,725,366	1,667,257	1,727,561	2,646,992
Less: Advisory fees waived	—	—	(104,840)	—
Less: Expenses paid indirectly	(108,526)	(43,212)	(31,936)	(80,771)

Total Expenses	1,616,840	1,624,045	1,590,785	2,566,221

Net Investment Income	6,491,053	3,136,105	692,952	5,416,720

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains from investments	26,971,742	11,627,312	32,259,346	27,743,540
Net realized gains from foreign currency transactions	—	—	—	685,425
Net realized gains/(losses) from futures transactions	143,470	751,265	—	—

Net realized gains from investments, futures and foreign currency transactions	27,115,212	12,378,577	32,259,346	28,428,965

Change in unrealized appreciation/depreciation on investments	19,234,043	86,506,462	20,131,426	174,821,879
Change in unrealized appreciation/depreciation on foreign currency transactions	—	—	—	(940,461)
Change in unrealized appreciation/depreciation on futures	(24,206)	(79,384)	—	—

Change in unrealized appreciation/depreciation on investments, futures and foreign currency transactions	19,209,837	86,427,078	20,131,426	173,881,418

Net realized/unrealized gains on investments, futures and foreign currency transactions	46,325,049	98,805,655	52,390,772	202,310,383

Change in net assets resulting from operations	$52,816,102	$101,941,760	$53,083,724	$207,727,103

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2005 (Unaudited)

	Fixed Income Portfolio	Intermediate Term Municipal Bond Portfolio	Fixed Income II Portfolio	Fixed Income Opportunity Portfolio
INVESTMENT INCOME:
Interest	$6,160,697	$11,455,980	$5,745,183	$4,253,841
Dividends	—	177,169	—	—

Total Investment Income	6,160,697	11,633,149	5,745,183	4,253,841

EXPENSES:
Advisory fees	258,871	511,769	281,124	331,483
Consulting fees	64,719	127,945	65,920	33,149
Administrative services fees	92,057	181,985	88,880	47,166
Custodian fees	16,792	31,268	20,288	12,496
Professional fees	11,556	21,459	11,603	3,162
Registration and filing fees	4,371	4,607	3,773	3,955
Trustee fees	2,070	4,084	2,075	1,077
Other expenses	15,149	25,887	16,607	11,132

Total Expenses before waivers	465,585	909,004	490,270	443,620
Less: Advisory fees waived	(12,909)	—	—	—

Total Expenses	452,676	909,004	490,270	443,620

Net Investment Income	5,708,021	10,724,145	5,254,913	3,810,221

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from investments	(1,204,651)	(910,970)	(1,035,832)	864,337
Net realized gains from foreign currency transactions	—	—	178,816	113
Net realized losses from futures transactions	—	—	(350,513)	—
Net realized gains from options transactions	—	—	70,735	—

Net realized gain/(loss) from investments, futures, options and foreign currency transactions	(1,204,651)	(910,970)	(1,136,794)	864,450

Change in unrealized appreciation/depreciation on investments	(5,005,435)	(6,859,514)	(3,961,271)	(4,047,449)
Change in unrealized appreciation/depreciation on foreign currency transactions	—	—	(125,462)	(7,599)
Change in unrealized appreciation/depreciation on futures	—	—	360,415	—
Change in unrealized appreciation/depreciation on options	—	—	50,365	—

Change in unrealized appreciation/depreciation on investments, futures, options and foreign currency transactions	(5,005,435)	(6,859,514)	(3,675,953)	(4,055,048)

Net realized/unrealized gain/(loss) on investments, futures, options and foreign currency transactions	(6,210,086)	(7,770,484)	(4,812,747)	(3,190,598)

Change in net assets resulting from operations	$(502,065)	$2,953,661	$442,166	$619,623

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statement of Changes in Net Assets

	Value Equity Portfolio		Growth Equity Portfolio		Small Capitalization Equity Portfolio
	Six Months Ended December 31, 2005	Year Ended June 30, 2005	Six Months Ended December 31, 2005	Year Ended June 30, 2005	Six Months Ended December 31, 2005	Year Ended June 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$6,491,053	$13,254,972	$3,136,105	$7,676,708	$692,952	$1,495,705
Net realized gains from investment, futures, options, and foreign currency transactions	27,115,212	31,238,496	12,378,577	6,173,000	32,259,346	71,913,801
Change in unrealized appreciation/depreciation on investment transactions and futures	19,209,837	21,499,078	86,427,078	31,072,410	20,131,426	(18,827,581)

Change in net assets resulting from operations	52,816,102	65,992,546	101,941,760	44,922,118	53,083,724	54,581,925

Distributions to Shareholders from:
Net investment income	(6,964,294)	(12,962,398)	(3,479,784)	(7,448,024)	(1,015,904)	(1,367,870)
Net realized gains from investment transactions and futures	(38,398,284)	—	—	—	(70,835,236)	(17,036,260)

Change in net assets resulting from distributions	(45,362,578)	(12,962,398)	(3,479,784)	(7,448,024)	(71,851,140)	(18,404,130)

Shares of Beneficial Interest:
Proceeds from shares issued	65,931,044	144,782,746	126,734,636	434,934,205	35,420,724	364,261,896
Proceeds from reinvestment of dividends	42,474,342	12,012,776	3,121,113	6,071,142	68,395,959	17,052,223
Cost of shares redeemed	(30,212,325)	(109,436,071)	(31,999,570)	(208,459,393)	(54,962,489)	(496,432,267)

Change in net assets from shares of beneficial interest transactions	78,193,061	47,359,451	97,856,179	232,545,954	48,854,194	(115,118,148)

Change in net assets	85,646,585	100,389,599	196,318,155	270,020,048	30,086,778	(78,940,353)
Net Assets:
Beginning of period	685,336,792	584,947,193	953,285,861	683,265,813	512,991,928	591,932,281

End of period	$770,983,377	$685,336,792	$1,149,604,016	$953,285,861	$543,078,706	$512,991,928

Undistributed (distributions in excess of) net investment income	$(14,089)	$459,152	$(16,095)	$327,584	$(18,355)	$304,597

Share Transactions:
Shares issued	4,221,766	10,026,969	11,156,972	36,768,625	2,239,162	21,150,813
Shares issued in reinvestment of distributions	2,741,529	819,350	266,395	588,841	4,673,129	1,161,245
Shares redeemed	(1,931,455)	(7,788,632)	(2,769,961)	(14,518,782)	(3,425,175)	(30,026,201)

Change in shares	5,031,840	3,057,687	8,653,406	22,838,684	3,487,116	(7,714,143)

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statement of Changes in Net Assets (continued)

	International Equity Portfolio		Fixed Income Portfolio		Intermediate Term Municipal Bond Portfolio
	Six Months Ended December 31, 2005	Year Ended June 30, 2005	Six Months Ended December 31, 2005	Year Ended June 30, 2005	Six Months Ended December 31, 2005	Year Ended June 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$5,416,720	$17,428,564	$5,708,021	$9,506,363	$10,724,145	$18,111,347
Net realized gain/(loss) from investment and foreign currency transactions	28,428,965	30,764,482	(1,204,651)	2,131,254	(910,970)	(453,748)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	173,881,418	40,402,502	(5,005,435)	3,465,620	(6,859,514)	5,393,949

Change in net assets resulting from operations	207,727,103	88,595,548	(502,065)	15,103,237	2,953,661	23,051,548

Distributions to Shareholders from:
Net investment income	(17,250,504)	(12,330,879)	(6,132,904)	(9,937,169)	(10,629,764)	(18,180,557)
Net realized gains from investments and foreign currency transactions	—	—	(46,585)	(374,392)	—	—

Change in net assets resulting from distributions	(17,250,504)	(12,330,879)	(6,179,489)	(10,311,561)	(10,629,764)	(18,180,557)

Shares of Beneficial Interest:
Proceeds from shares issued	118,204,686	206,035,814	24,284,896	70,349,747	56,751,051	230,222,143
Proceeds from reinvestment of dividends	15,449,291	11,219,538	5,764,337	10,442,055	9,492,692	15,866,587
Cost of shares redeemed	(57,703,613)	(76,396,477)	(9,783,793)	(31,733,654)	(43,471,001)	(108,894,997)

Change in net assets from shares of beneficial interest transactions	75,950,364	140,858,875	20,265,440	49,058,148	22,772,742	137,193,733

Change in net assets	266,426,963	217,123,544	13,583,886	53,849,824	15,096,639	142,064,724
Net Assets:
Beginning of period	1,049,374,509	832,250,965	251,190,457	197,340,633	494,943,646	352,878,922

End of period	$1,315,801,472	$1,049,374,509	$264,774,343	$251,190,457	$510,040,285	$494,943,646

Undistributed (distributions in excess of) net investment income	$(3,710,226)	$8,123,558	$(271,273)	$153,610	$117,275	$22,894

Share Transactions:
Shares issued	10,467,634	20,198,035	2,412,156	6,996,012	5,657,548	22,852,977
Shares issued in reinvestment of distributions	1,251,967	1,072,164	574,814	950,071	947,578	1,420,411
Shares redeemed	(5,073,883)	(7,484,181)	(974,304)	(3,113,048)	(4,337,522)	(10,775,005)

Change in shares	6,645,718	13,786,018	2,012,666	4,833,035	2,267,604	13,498,383

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statement of Changes in Net Assets (continued)

	Fixed Income II Portfolio		Fixed Income Opportunity Portfolio
	Six Months Ended December 31, 2005	Year Ended June 30, 2005	Six Months Ended December 31, 2005	Year Ended June 30, 2005
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$5,254,913	$7,516,300	$3,810,221	$12,119,838
Net realized gains/(losses) from investment, futures, options, and foreign currency transactions	(1,136,794)	3,488,995	864,450	5,675,454
Change in unrealized appreciation/depreciation on investments, futures, options and foreign currency transactions	(3,675,953)	1,914,927	(4,055,048)	(1,063,498)

Change in net assets resulting from operations	442,166	12,920,222	619,623	16,731,794

Distributions to Shareholders from:
Net investment income	(6,782,144)	(6,568,592)	(5,374,059)	(13,328,046)
Net realized gains from investments, futures, options, and foreign currency transactions	(806,823)	—	—	—

Change in net assets resulting from distributions	(7,588,967)	(6,568,592)	(5,374,059)	(13,328,046)

Shares of Beneficial Interest:
Proceeds from shares issued	24,920,909	77,101,363	10,336,346	21,735,310
Proceeds from reinvestment of dividends	6,420,593	5,889,535	4,798,298	12,055,969
Cost of shares redeemed	(7,087,896)	(24,882,767)	(11,013,530)	(133,299,754)

Change in net assets from shares of beneficial interest transactions	24,253,606	58,108,131	4,121,114	(99,508,475)

Change in net assets	17,106,805	64,459,761	(633,322)	(96,104,727)
Net Assets:
Beginning of period	253,670,554	189,210,793	133,032,494	229,137,221

End of period	$270,777,359	$253,670,554	$132,399,172	$133,032,494

Undistributed (distributions in excess of) net investment income	$(453,500)	$1,073,731	$(1,140,439)	$423,399

Share Transactions:
Shares issued	2,480,398	7,689,377	1,347,864	2,816,274
Shares issued in reinvestment of distributions	642,056	507,058	641,838	1,556,209
Shares redeemed	(709,232)	(2,453,881)	(1,438,470)	(17,346,021)

Change in shares	2,413,222	5,742,554	551,232	(12,973,538)

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Value Equity Portfolio
	Six Months Ended December 31, 2005		Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.01		$13.73	$11.67	$12.32	$13.99	$13.20

Income from Investment Operations:
Net investment income	0.13		0.32	0.22	0.18	0.18	0.17
Net realized and unrealized gains/(losses) from investments and futures	1.01		1.27	2.06	(0.65)	(1.63)	1.06

Total from investment operations	1.14		1.59	2.28	(0.47)	(1.45)	1.23

Distributions to Shareholders from:
Net investment income	(0.14)		(0.31)	(0.22)	(0.18)	(0.18)	(0.17)
Net realized gains on investments and futures	(0.80)		—	—	—	(0.04)	(0.27)

Total distributions to shareholders	(0.94)		(0.31)	(0.22)	(0.18)	(0.22)	(0.44)

Net Asset Value, End of Period	$15.21		$15.01	$13.73	$11.67	$12.32	$13.99

Total Return	7.56	%(a)	11.66%	19.64%	(3.66%)	(10.42%)	9.43%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$770,983		$685,337	$584,947	$416,220	$322,074	$281,192
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.43	%(b)	0.43%	0.39%	0.37%	0.42%	0.53%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.46	%(b)	0.48%	0.43%	0.42%	0.42%	0.53%
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.46	%(b)	0.48%	0.43%	0.42%	0.42%	0.53%
Ratio of net investment income to average net assets	1.73	%(b)	2.18%	1.70%	1.78%	1.42%	1.24%
Portfolio turnover rate	19.41	%(a)	79.98%	79.13%	71.03%	66.24%	138.97%

(a)	Not Annualized
(b)	Annualized

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Growth Equity Portfolio
	Six Months Ended December 31, 2005		Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$10.72		$10.33	$8.64	$8.78	$11.81	$20.63

Income from Investment Operations:
Net investment income	0.04		0.10	0.05	0.05	0.04	0.04
Net realized and unrealized gains/(losses) from investments, options and futures	1.06		0.38	1.69	(0.14)	(3.03)	(6.66)

Total from investment operations	1.10		0.48	1.74	(0.09)	(2.99)	(6.62)

Distributions to Shareholders from:
Net investment income	(0.04)		(0.09)	(0.05)	(0.05)	(0.04)	(0.04)
Net realized gains from investments, options and futures	—		—	—	—	—	(2.16)

Total distributions to shareholders	(0.04)		(0.09)	(0.05)	(0.05)	(0.04)	(2.20)

Net Asset Value, End of Period	$11.78		$10.72	$10.33	$8.64	$8.78	$11.81

Total Return	10.23	%(a)	4.70%	20.12%	(1.01%)	(25.37%)	(33.03%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$1,149,604		$953,286	$683,266	$504,450	$367,547	$327,097
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.30	%(b)	0.34%	0.36%	0.38%	0.40%	0.43%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.31	%(b)	0.35%	0.38%	0.39%	0.40%	0.43%
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.31	%(b)	0.35%	0.38%	0.39%	0.40%	0.43%
Ratio of net investment income to average net assets	0.58	%(b)	0.96%	0.47%	0.63%	0.40%	0.25%
Portfolio turnover rate	5.19	%(a)	56.20%	49.19%	51.06%	58.55%	95.66%

(a)	Not Annualized
(b)	Annualized

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Small Capitalization Equity Portfolio
	Six Months Ended December 31, 2005		Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.06		$14.17	$10.81	$11.42	$12.96	$15.29

Income from Investment Operations:
Net investment income	0.02		0.03	0.02	0.03	0.01	0.03
Net realized and unrealized gains/(losses) from investments	1.58		1.28	3.36	(0.61)	(1.54)	(0.79)

Total from investment operations	1.60		1.31	3.38	(0.58)	(1.53)	(0.76)

Distributions to Shareholders from:
Net investment income	(0.03)		(0.03)	(0.02)	(0.03)	(0.01)	(0.03)
Net realized gains from investments	(2.17)		(0.39)	—	—	—	(1.54)

Total distributions to shareholders	(2.20)		(0.42)	(0.02)	(0.03)	(0.01)	(1.57)

Net Asset Value, End of Period	$14.46		$15.06	$14.17	$10.81	$11.42	$12.96

Total Return	10.51	%(a)	9.29%	31.28%	(4.98%)	(11.88%)	(3.67%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$543,079		$512,992	$591,932	$423,019	$323,895	$311,949
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.59	%(b)	0.37%	0.39%	0.44%	0.60%	0.63%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.60	%(b)	0.38%	0.42%	0.49%	0.60%	0.63%
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.64	%(b)	0.43%	0.45%	0.49%	0.60%	0.63%
Ratio of net investment income to average net assets	0.26	%(b)	0.23%	0.16%	0.33%	0.10%	0.22%
Portfolio turnover rate	39.72	%(a)	119.67%	117.51%	122.08%	144.98%	134.43%

(a)	Not Annualized
(b)	Annualized

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	International Equity Portfolio
	Six Months Ended December 31, 2005		Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$10.41		$9.57	$7.58	$8.50	$9.27	$15.34

Income from Investment Operations:
Net investment income	0.05		0.18	0.12	0.14	0.09	0.10
Net realized and unrealized gains/(losses) from investments and foreign currency transactions	1.95		0.79	1.99	(0.96)	(0.75)	(3.71)

Total from investment operations	2.00		0.97	2.11	(0.82)	(0.66)	(3.61)

Distributions to Shareholders from:
Net investment income	(0.16)		(0.13)	(0.12)	(0.10)	(0.11)	(0.08)
Net realized gains from investments and foreign currency transactions	—		—	—	—	—	(2.38)

Total distributions to shareholders	(0.16)		(0.13)	(0.12)	(0.10)	(0.11)	(2.46)

Net Asset Value, End of Period	$12.25		$10.41	$9.57	$7.58	$8.50	$9.27

Total Return	19.23	%(a)	10.16%	27.76%	(9.55%)	(7.05%)	(24.87%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$1,315,801		$1,049,375	$832,251	$540,558	$475,352	$368,213
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.43	%(b)	0.33%	0.40%	0.70%	0.64%	0.66%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.44	%(b)	0.35%	0.44%	0.72%	0.64%	0.66%
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.44	%(b)	0.35%	0.44%	0.72%	0.64%	0.66%
Ratio of net investment income to average net assets	0.91	%(b)	1.89%	1.46%	1.67%	1.10%	1.02%
Portfolio turnover rate	17.36	%(a)	35.48%	46.37%	31.74%	40.22%	80.80%

(a)	Not Annualized
(b)	Annualized

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income Portfolio
	Six Months Ended December 31, 2005		Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$10.23		$10.01	$10.38	$10.19	$9.91	$9.44

Income from Investment Operations:
Net investment income	0.22		0.44	0.42	0.53	0.60	0.64
Net realized and unrealized gains/(losses) from investments	(0.24)		0.25	(0.33)	0.33	0.30	0.47

Total from investment operations	(0.02)		0.69	0.09	0.86	0.90	1.11

Distributions to Shareholders from:
Net investment income	(0.24)		(0.45)	(0.46)	(0.53)	(0.60)	(0.64)
Net realized gains from investments	—	*	(0.02)	—	(0.14)	(0.02)	—

Total distributions to shareholders	(0.24)		(0.47)	(0.46)	(0.67)	(0.62)	(0.64)

Net Asset Value, End of Period	$9.97		$10.23	$10.01	$10.38	$10.19	$9.91

Total Return	(0.18	%)(a)	7.07%	0.88%	8.86%	9.11%	12.02%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$264,774		$251,190	$197,341	$147,172	$126,708	$128,137
Ratio of expenses to average net assets, net of waivers and reimbursements	0.35	%(b)	0.36%	0.39%	0.44%	0.44%	0.46%
Ratio of expenses to average net assets, prior to waivers and reimbursements	0.36	%(b)	0.37%	0.39%	0.44%	0.44%	0.47%
Ratio of net investment income to average net assets	4.41	%(b)	4.32%	4.15%	4.85%	5.80%	6.52%
Portfolio turnover rate	66.42	%(a)	200.54%	216.92%	181.20%	118.94%	130.52%

*	Less than $0.005 per share
(a)	Not Annualized
(b)	Annualized

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Intermediate Term Municipal Bond Portfolio
	Six Months Ended December 31, 2005		Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$10.14		$9.99	$10.35	$10.04	$9.89	$9.56

Income from Investment Operations:
Net investment income	0.21		0.42	0.44	0.45	0.47	0.48
Net realized and unrealized gains/(losses) from investments	(0.16)		0.15	(0.36)	0.31	0.13	0.33

Total from investment operations	0.05		0.57	0.08	0.76	0.60	0.81

Distributions to Shareholders from:
Net investment income	(0.21)		(0.42)	(0.44)	(0.45)	(0.45)	(0.48)

Total distributions to shareholders	(0.21)		(0.42)	(0.44)	(0.45)	(0.45)	(0.48)

Net Asset Value, End of Period	$9.98		$10.14	$9.99	$10.35	$10.04	$9.89

Total Return	0.50	%(a)	5.80%	0.78%	7.70%	6.16%	8.61%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$510,040		$494,944	$352,879	$273,715	$254,032	$202,019
Ratio of expenses to average net assets, net of waivers and reimbursements	0.36	%(b)	0.38%	0.40%	0.43%	0.44%	0.46%
Ratio of expenses to average net assets, prior to waivers and reimbursements	0.36	%(b)	0.38%	0.40%	0.43%	0.44%	0.47%
Ratio of net investment income to average net assets	4.19	%(b)	4.18%	4.40%	4.40%	4.74%	4.87%
Portfolio turnover rate	9.82	%(a)	25.50%	20.53%	18.41%	27.82%	31.02%

(a)	Not Annualized
(b)	Annualized

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income II Portfolio
	Six Months Ended December 31, 2005		Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Period Ended June 30, 2001(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.21		$9.90	$10.36	$10.17	$10.33	$10.00

Income from Investment Operations:
Net investment income	0.20		0.34	0.30	0.56	0.65	0.54
Net realized and unrealized gains/(losses) from investments, futures and foreign currency transactions	(0.19)		0.27	(0.26)	0.28	0.13	0.33

Total from investment operations	0.01		0.61	0.04	0.84	0.78	0.87

Distributions to Shareholders from:
Net investment income	(0.26)		(0.30)	(0.36)	(0.57)	(0.69)	(0.54)
Net realized gains from investments, options, futures, and foreign currency transactions	(0.03)		—	(0.14)	(0.08)	(0.25)	—

Total distributions to shareholders	(0.29)		(0.30)	(0.50)	(0.65)	(0.94)	(0.54)

Net Asset Value, End of Period	$9.93		$10.21	$9.90	$10.36	$10.17	$10.33

Total Return	0.10	%(b)	6.25%	0.46%	8.57%	7.74%	8.83	%(b)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$270,777		$253,671	$189,211	$166,517	$175,449	$183,351
Ratio of expenses to average net assets	0.37	%(c)	0.40%	0.39%	0.45%	0.47%	0.51	%(c)
Ratio of net investment income to average net assets	3.98	%(c)	3.50%	2.90%	4.69%	6.21%	6.87	%(c)
Portfolio turnover rate	360.32	%(b)	890.01%	652.03%	453.38%	475.78%	342.57	%(b)

(a)	For the period September 26, 2000 (commencement of operations) through June 30, 2001.
(b)	Not Annualized
(c)	Annualized

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income Opportunity Portfolio
	Six Months Ended December 31, 2005		Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Period Ended June 30, 2001(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$7.68		$7.57	$7.46	$6.90	$8.34	$10.00

Income from Investment Operations:
Net investment income	0.23		0.48	0.46	0.49	0.71	0.80
Net realized and unrealized gains/(losses) from investments, futures and foreign currency transactions	(0.19)		0.14	0.12	0.57	(1.46)	(1.69)

Total from investment operations	0.04		0.62	0.58	1.06	(0.75)	(0.89)

Distributions to Shareholders from:
Net investment income	(0.31)		(0.51)	(0.47)	(0.50)	(0.69)	(0.77)

Total distributions to shareholders	(0.31)		(0.51)	(0.47)	(0.50)	(0.69)	(0.77)

Net Asset Value, End of Period	$7.41		$7.68	$7.57	$7.46	$6.90	$8.34

Total Return	0.51	%(b)	8.37%	7.94%	16.08%	(9.35%)	(9.13	%)(b)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$132,399		$133,032	$229,137	$199,755	$161,206	$137,248
Ratio of expenses to average net assets, net of waivers and reimbursements	0.67	%(c)	0.67%	0.67%	0.61%	0.57%	0.61	%(c)
Ratio of expenses to average net assets, prior to waivers and reimbursements	0.67	%(c)	0.67%	0.67%	0.61%	0.57%	0.62	%(c)
Ratio of net investment income to average net assets	5.75	%(c)	5.81%	5.93%	7.73%	9.47%	11.80	%(c)
Portfolio turnover rate	9.29	%(b)	37.25%	93.45%	60.95%	51.06%	33.23	%(b)

(a)	For the period September 26, 2000 (commencement of operations) through June 30, 2001.
(b)	Not Annualized
(c)	Annualized

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements — December 31, 2005 (Unaudited)

1.    DESCRIPTION.    The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers eight separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), and The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”) formerly The High Yield Bond Portfolio. The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each. An additional investment portfolio, The Short Term Municipal Bond Portfolio has also been organized by the Trust; it is expected that this portfolio will commence operations on or about February 25, 2006.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios:

A.    Portfolio Valuation.    The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time on days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price on the business day that such value is being determined. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust’s Board of Trustees (the “Board”). Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale.

B.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio security transactions are reported on trade date. However, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized when notified. Interest income, including amortization of premium and accretion of discount on investments, where applicable, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for financial reporting purposes.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2005 (Unaudited)

C.    Dividends and Capital Gain Distributions to Shareholders.    The Fixed Income, Intermediate Municipal, and Fixed Income II Portfolios declare and distribute dividends from net investment income on a monthly basis. The Value, Growth, Small Cap and Fixed Opportunity Portfolios declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, are declared and distributed at least annually for each Portfolio.

D.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government securities.

E.    TBA Purchase Commitments.    The Portfolio may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

F.    Allocation of Expenses.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.

G.    Commission Recapture.    Certain Portfolios participate in a commissions recapture program. The Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory fees. The expenses eligible to be paid will include, but will not be limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as expenses paid indirectly on the Statements of Operations.

H.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

i)    market value of investment securities and other assets and liabilities at the exchange rate on the valuation date and,

ii)    purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2005 (Unaudited)

I.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, mortgage dollar roles, and financial futures contracts. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

Forward Currency Contracts — A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio’s statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2005 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

Financial Futures Contracts — Certain of the Portfolios may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other asset equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”‘ are made or received by a Portfolio each day, depending on the daily fluctuations in the fair market value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

J.    Use of Estimates.    Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could vary from those estimates.

3.    INVESTMENT ADVISORY, CONSULTING AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management and for placing all orders for the purchase and sale of securities and other instruments on the Portfolio’s behalf. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average net assets of that portion of the portfolio managed.

For the six months ended December 31, 2005, the Value Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
SSgA Funds Management, Inc.*	$23,478	0.04%
Institutional Capital Corporation	1,103,230	0.35%

	$1,126,708	0.30%

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2005 (Unaudited)

For the six months ended December 31, 2005, the Growth Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Jennison Associates LLC	$723,524	0.26%	(a)
SSgA Funds Management, Inc.*	104,225	0.04%

	$827,749	0.15%

For the six months ended December 31, 2005, the Small Cap Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Frontier Capital Management Co.	$304,807	0.45%
Geewax, Terker & Co.	52,419	0.10%	(b)
Sterling Johnston Capital Management, Inc.	281,067	0.65%	(c)
IronBridge Capital Management, Inc.	371,042	0.60%	(d)
Franklin Portfolio Associates, LLC	175,764	0.40%	(e)

	$1,185,099	0.44%

For the six months ended December 31, 2005, the International Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Artisan Partners LP	$635,224	0.31%	(f)
Capital Guardian Trust Co.	778,580	0.20%	(g)

	$1,413,804	0.24%

For the six months ended December 31, 2005, the Fixed Income Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
Aberdeen Asset Management, Inc.	$245,962	0.19%	(h)

For the six months ended December 31, 2005, the Intermediate Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
Schroder Investment Management North America, Inc.	$511,769	0.20%	(i)

For the six months ended December 31, 2005, the Fixed Income II Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
BlackRock Advisors, Inc.	$281,124	0.21%	(j)

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2005 (Unaudited)

For the six months ended December 31, 2005, the Fixed Opportunity Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
W.R. Huff Asset Management Co., LLC	$331,483	0.50%

*	SsgA Funds Management, Inc. is an affiliate of State Street Bank and Trust Company, the custodian to the Trust.

(a)	Jennison Associates, LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average net assets of that portion of Growth Portfolio allocated to Jennison (the “Jennison Account”). Effective November 1, 2004, the rate at which Jennison’s fee is computed may decrease based on the aggregate market value of the Jennison Account and certain other accounts managed by Jennison for the benefit of institutional investors who are clients of Hirtle Callaghan.

(b)	During the period, Geewax, Terker & Co. voluntarily waived a portion of its fees.

(c)	Under the Portfolio Management Contract between the Trust and Sterling Johnston Capital Management, Inc. (“Sterling Johnston”), as amended, Sterling Johnston is compensated under the terms of a fulcrum fee arrangement. Under this agreement, Sterling Johnston receives an asset-based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to Sterling Johnston is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects an increase in the amount to which Sterling Johnston would have been entitled absent the fulcrum fee arrangement.

(d)	IronBridge Capital Management, Inc. (“IronBridge”) is entitled to receive an annual fee of 0.60% of the average net assets of that portion of Portfolio allocated to IronBridge. The Trust has conditionally approved an amendment to the Portfolio Management Contract between IronBridge and the Trust that would implement a fulcrum fee arrangement. Under the fulcrum fee arrangement, IronBridge would be compensated based, in part, on the investment results achieved by it. If the fulcrum fee arrangement is implemented, it could, under certain circumstances, increase or decrease the fee paid to IronBridge when compared to a fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets. The fulcrum fee arrangement will not become effective, however, and advisory fees will continue to be accrued at the rate shown above, until an order from the Securities and Exchange Commission (the “SEC”) permitting the arrangement is obtained.

(e)	Franklin Portfolio Associates, LLC (“Franklin”) is entitled to receive an annual fee of 0.40% of the average net assets of that portion of Portfolio allocated to Franklin. The Trust has conditionally approved an amendment to the Portfolio Management Contract between Franklin and the Trust that would implement a fulcrum fee arrangement. Under the fulcrum fee arrangement, Franklin would be compensated based, in part, on the investment results achieved by it. If the fulcrum fee arrangement is implemented, it could, under certain circumstances, increase or decrease the fee paid to Franklin when compared to a fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets. The fulcrum fee arrangement will not become effective, however, and advisory fees will continue to be accrued at the rate shown above, until an order from the SEC permitting the arrangement is obtained.

(f)	Under the Portfolio Management Contract between the Trust and Artisan Partners Limited Partnership (“Artisan”), as amended, Artisan is compensated under the terms of a fulcrum fee arrangement. Under this agreement, Artisan receives an asset-based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to Artisan is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects a decrease in the amount to which Artisan would have been entitled absent the fulcrum fee arrangement.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2005 (Unaudited)

(g)	Under the Portfolio Management Contract between the Trust and Capital Guardian Trust Company (“CapGuardian”), as amended, CapGuardian is compensated under the terms of a fulcrum fee arrangement. Under this agreement, CapGuardian receives an asset-based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to CapGuardian is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects a decrease in the amount to which CapGuardian would have been entitled absent the fulcrum fee arrangement.

(h)	Aberdeen Asset Management, Inc. (“Aberdeen”) has served this Portfolio since 11/30/05. Prior to that, portfolio management services were provided to the Portfolio by Deutsche Asset Management, Inc. (“Deutsche”). During the period, Aberdeen and Deutsche voluntarily waived a portion of their fees.

(i)	Effective January 1, 2005, Schroder Investment Management North America, Inc. has agreed to reduce its fee to 0.20% of average net assets.

(j)	BlackRock Advisors, Inc. fee is computed in accordance with a tiered fee of 0.25% of the average daily net assets on the first $100 million, 0.20% of such assets between $100 million and $200 million, and 0.175% of such assets over $200 million.

Pursuant to a consulting agreement between the Trust and Hirtle Callaghan & Company, Inc. (“Hirtle Callaghan”) is paid a fee calculated and accrued daily and paid monthly at an annual rate of 0.05% of average net assets per Portfolio. Hirtle Callaghan makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust’s principal office, and monitors the performance of various investment management organizations, including the Specialist Managers. Hirtle Callaghan does not have investment discretion with respect to Trust’s assets, but is an investment adviser to the Trust for purposes of the 1940 Act.

BISYS Fund Services Ohio, Inc. (“BISYS”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. BISYS receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. These amounts are disclosed as administrative service fees on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis as follows:

Equity Funds:

Eleven one-hundredths of one percent (.11%) of the Trust’s equity Funds’ average daily net assets up to $1,400,000,000; and

Ten one-hundredths of one percent (.10%) of the Trust’s equity Funds’ average daily net assets in excess of $1,400,000,000 up to $1,750,000,000; and

Nine one-hundredths of one percent (.09%) of the Trust’s equity Funds’ average daily net assets in excess of $1,750,000,000 up to $2,100,000,000;

Five and one-half one-hundredths of one percent (.055%) of the Trust’s equity Funds’ average daily net assets in excess of $2,100,000,000 up to $2,600,000,000;

One one-hundredth of one percent (.01%) of the Trust’s equity Funds’ average daily net assets in excess of $2,600,000,000.

Fixed Income Funds:

Nine one-hundredths of one percent (.09%) of the Trust’s fixed income Funds’ average daily net assets up to $600,000,000; and

Eight one-hundredths of one percent (.08%) of the Trust’s fixed income Funds’ average daily net assets in excess of $600,000,000 up to $750,000,000; and

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2005 (Unaudited)

Seven one-hundredths of one percent (.07%) of the Trust’s fixed income Funds’ average daily net assets in excess of $750,000,000 up to $900,000,000; and

Three and one-half one-hundredths of one percent (.035%) of the Trust’s fixed income Funds’ average daily net assets in excess of $900,000,000 up to $1,000,000,000; and

One one-hundredths of one percent (.01%) of the Trust’s fixed income Funds’ average daily net assets in excess of $1,000,000,000.

4.    PURCHASE AND SALE TRANSACTIONS.    The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended December 31, 2005, were as follows:

Portfolio	Purchases	Sales
Value Portfolio	$161,886,999	$135,927,726
Growth Portfolio	111,002,095	51,872,947
Small Cap Portfolio	208,469,344	234,921,220
International Portfolio	277,979,511	198,013,502
Fixed Income Portfolio	185,687,657	165,444,225
Intermediate Municipal Portfolio	64,717,191	47,553,827
Fixed Income II Portfolio	909,734,676	933,926,663
Fixed Opportunity Portfolio	15,243,402	11,473,555

5.    WRITTEN OPTIONS.    The Fixed Income II Portfolio had the following transactions in written call options during the six months ended December 31, 2005:

	Number of Contracts	Premiums Received
Options outstanding at June 30, 2005	117	$73,159
Options written	48	26,008
Options expired	(117)	(73,159)

Options outstanding at December 31, 2005	48	$26,008

6.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

A.    Unrealized Appreciation/Depreciation

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	660,764,390	114,314,266	(4,860,635)	109,453,631
Growth Portfolio	931,923,451	226,093,903	(8,972,462)	217,121,441
Small Cap Portfolio	431,240,728	122,495,794	(12,379,830)	110,115,964
International Portfolio	997,298,246	328,985,024	(9,136,993)	319,848,031
Fixed Income Portfolio	269,129,048	2,244,004	(3,209,219)	(965,215)
Intermediate Municipal Portfolio	496,737,146	8,572,522	(5,267,538)	3,304,984
Fixed Income II Portfolio	285,495,308	1,138,274	(3,217,980)	(2,079,706)
Fixed Opportunity Portfolio	130,617,897	4,446,287	(5,030,141)	(583,854)

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2005 (Unaudited)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies, and amortization/accretion.

B.    Capital Loss Carryforwards

As of June 30, 2005, the following Portfolios had net capital loss carryforwards to offset future capital gains, if any, to the extent provided by the Code:

Portfolio	Amount	Expires
Growth Portfolio	50,921,721	2010
Growth Portfolio	63,358,634	2011
Growth Portfolio	5,749,325	2012
International Portfolio	24,233,945	2010
International Portfolio	34,957,018	2011
International Portfolio	12,905,157	2012
Intermediate Municipal Portfolio	345,683	2009
Intermediate Municipal Portfolio	432,144	2013
Fixed Opportunity Portfolio	15,083,398	2011
Fixed Opportunity Portfolio	15,624,836	2012

C.    Post October Losses

Under current tax law, capital losses realized after October 31 of a Portfolio’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Intermediate Municipal Portfolio had deferred post October losses of $123,732.

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information — December 31, 2005 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and, as of August 31, 2005, information regarding how the Portfolios voted proxies related to portfolio securities during the year ended June 30, 2005, is available without charge, upon request, by calling 800-242-9596 and on the SEC’s website at http://www.sec.gov.

2.    SHAREHOLDER VOTE.    During the period ended December 31, 2005, action was taken by the shareholders of certain of the Portfolios, as follows:

On November 17, 2005, a Special Meeting of the Shareholders of the Fixed Income Portfolio was held for the purpose of approving a portfolio management agreement pursuant to which Aberdeen would provide portfolio management services to that Portfolio. Such agreement was approved by the following votes:

Approval of the Aberdeen Agreement:	Votes			% of Shares Present Voted For	% of Shares Present Voted Against
	For	Against	Abstain
	25,595,787	—	—	100%	0%

3.    SUBSEQUENT EVENT.    As indicated, during the period ended December 31, 2005, the Board established The Short Term Municipal Bond Portfolio and approved the engagement of Breckinridge Capital Advisors, Inc. (“Breckinridge”) to provide portfolio management services to that Portfolio. As of the December 31, 2005, this Portfolio had not yet commenced operations and there were no shares of the Portfolio outstanding. It is anticipated that the Portfolio will commence operations on or about February 24, 2006. Additionally, a Special Meeting of the Shareholders of the Value Equity Portfolio was held on February 24, 2006, for the purpose of approving a portfolio management agreement pursuant to which J.S. Asset Management, LLC (“JSAM”) would provide portfolio management services to that Portfolio. Such agreement was approved by the following votes:

Approval of the JSAM Agreement:	Votes			% of Shares Present Voted For	% of Shares Present Voted Against
	For	Against	Abstain
	42,049,613	—	—	100%	0%

4.    EXPENSE EXAMPLE.    As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

Actual Expenses.    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes.    The table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, July 1, 2005	Ending Account Value, December 31, 2005	Expenses Paid During Period[1]	Annualized Expense Ratio
Value Equity Portfolio	Actual	$1,000	$1,076	$2.25	0.43%
	Hypothetical[2]	$1,000	$1,048	$2.22	0.43%
Growth Equity Portfolio	Actual	$1,000	$1,102	$1.59	0.30%
	Hypothetical[2]	$1,000	$1,048	$1.55	0.30%
Small Capitalization Equity Portfolio	Actual	$1,000	$1,105	$3.13	0.59%
	Hypothetical[2]	$1,000	$1,047	$3.05	0.59%
International Equity Portfolio	Actual	$1,000	$1,192	$2.38	0.43%
	Hypothetical[2]	$1,000	$1,048	$2.22	0.43%
Fixed Income Portfolio	Actual	$1,000	$998	$1.76	0.35%
	Hypothetical[2]	$1,000	$1,048	$1.81	0.35%
Intermediate Term Municipal Bond Portfolio	Actual	$1,000	$1,005	$1.82	0.36%
	Hypothetical[2]	$1,000	$1,048	$1.86	0.36%
Fixed Income II Portfolio	Actual	$1,000	$1,001	$1.87	0.37%
	Hypothetical[2]	$1,000	$1,048	$1.91	0.37%
Fixed Income Opportunity Portfolio	Actual	$1,000	$1,005	$3.39	0.67%
	Hypothetical[2]	$1,000	$1,047	$3.46	0.67%

[1]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).
[2]	Represents the hypothetical 5% annual return before expenses.

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2005 (Unaudited)

5.    ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following table reflect the percentage of the net assets of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Equity Fund:

Security Allocation	Percentage of Market Value
Energy	14.1%
Materials	3.1%
Industrials	10.6%
Consumer Discretionary	6.5%
Consumer Staples	9.9%
Healthcare	9.2%
Financials	27.9%
Information Technology	8.2%
Telecommunication Services	5.7%
Utilities	4.8%

Total	100.0%

Growth Equity Fund:

Security Allocation	Percentage of Market Value
Energy	3.8%
Materials	1.0%
Industrials	8.5%
Consumer Discretionary	15.9%
Consumer Staples	9.0%
Healthcare	20.3%
Financials	9.8%
Information Technology	30.4%
Telecommunication Services	1.0%
Utilities	0.3%

Total	100.0%

Small Capitalization Equity Fund:

Security Allocation	Percentage of Market Value
Energy	9.2%
Materials	5.6%
Industrials	19.2%
Consumer Discretionary	13.4%
Consumer Staples	1.5%
Healthcare	14.7%
Financials	12.7%
Information Technology	21.0%
Telecommunication Services	0.3%
Utilities	2.4%

Total	100.0%

Fixed Income II Fund:

Security Allocation	Percentage of Market Value
U.S. Treasury	17.9%
Agency	3.9%
Mortgages	44.6%
Corporate	17.4%
Taxable Municipal	0.3%
Asset Backed	10.8%
Cash/Other	5.1%

Total	100.0%

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2005 (Unaudited)

Fixed Income Opportunity Portfolio

Security Allocation	Percentage of Market Value
Cable System Operations	18.3%
Containers & Packaging	5.5%
Defense Technology	5.8%
Energy	15.2%
Food & Drug Retailing	1.9%
Food & Beverage	3.8%
Health Care & Life Sciences	19.6%
Media	6.5%
Natural Resources	1.4%
Paper & Forest Products	7.9%
Publishing, Advertising & Entertainment	5.8%
Science Related	3.6%
Telecommunications Equipment	3.0%
Cash/Other	1.7%

100.0%

International Equity Fund:

Security Allocation	Percentage of Market Value
Energy	7.1%
Materials	5.7%
Industrials	9.6%
Consumer Discretionary	13.4%
Consumer Staples	7.6%
Healthcare	6.9%
Financials	29.9%
Information Technology	9.8%
Telecommunication Services	7.4%
Utilities	2.6%

Total	100.0%

Fixed Income Fund:

Security Allocation	Percentage of Market Value
U.S. Treasury	12.9%
Corporates	20.4%
Mortgages	51.8%
Asset Backed	7.6%
Taxable Municipal	5.0%
Cash/Other	2.3%

Total	100.0%

Intermediate Municipal Bond Fund:

Security Allocation	Percentage of Market Value
Alabama	1.3%
Alaska	1.8%
Arizona	3.8%
Arkansas	1.5%
California	4.4%
Colorado	1.5%
Connecticut	0.9%
Delaware	0.7%
District of Columbia	1.5%
Florida	2.5%
Georgia	1.8%
Hawaii	0.2%
Idaho	0.3%
Illinois	10.1%
Indiana	1.6%
Kansas	0.1%
Kentucky	1.3%
Louisiana	1.9%
Maine	0.1%
Maryland	2.0%
Massachusetts	2.0%
Michigan	3.1%
Minnesota	0.3%
Mississippi	0.5%
Missouri	2.1%
Montana	0.2%
Nebraska	0.8%
Nevada	0.2%
New Hampshire	0.6%
New Jersey	5.5%
New Mexico	0.4%
New York	4.7%
North Carolina	1.0%
North Dakota	0.0%
Ohio	2.7%
Oklahoma	0.6%
Oregon	0.3%
Pennsylvania	12.1%
Rhode Island	0.6%
South Carolina	1.2%
Tennessee	1.3%
Texas	6.2%
Utah	0.6%
Vermont	0.1%

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2005 (Unaudited)

Security Allocation	Percentage of Market Value
Virginia	1.2%
Washington	2.2%
West Virginia	0.3%
Wisconsin	2.1%
Wyoming	0.1%
Non-Municipal Securities & Money Markets	7.7%

Total	100.0%

6.    BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

During the six-month period covered by this report, the Board approved certain agreements pursuant to which certain portfolios of the Trust are provided with investment advisory services. These agreements are: (i) a portfolio management agreement relating to the Small Cap Equity Portfolio between the Trust and JSAM (“JSAM Agreement”); (ii) a portfolio management agreement relating to the Fixed Income Portfolio between the Trust and Aberdeen (“Aberdeen Agreement”); and (iii) a portfolio management agreement relating to the newly organized Short Term Municipal Bond Portfolio between the Trust and Breckinridge (“Breckinridge Agreement”). In accordance with regulations promulgated by the SEC, a summary of the material factors taken into consideration by the Board has been prepared, which summary includes the Board’s conclusions with respect to these factors.

Overall, the Board concluded that implementation of each of the Portfolio Management Agreements referred to above would be in the best interests of the Trust and its shareholders, as well as consistent with the expectations of the shareholders of the respective Portfolios. The Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which Hirtle Callaghan implements certain asset allocation strategies on behalf of its investment advisory clients; that shares of the Trust are generally available only to such clients; and that Hirtle Callaghan recommended approval of each of these agreements. During the course of its deliberations with respect to these Agreements, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of funds similar to the respective Portfolio managed by other investment advisers (“peer group”). While the Board found such comparisons to be useful as an indication of the range of fees and services in the peer group, the Board did not specifically rely upon such comparisons. Rather, the Board based its findings on the specific facts and circumstances of the Trust.

In connection with its deliberations regarding these agreements, the Board had before it certain information to the effect that the each of the investment advisory firms (collectively, “New Specialist Managers”) are responsible only for day-to-day investment decisions, do not participate in the administration or distribution of shares of the Portfolios and receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios. The Board reviewed such portfolio management services, referencing the experience of their investment personnel, performance achieved for similar accounts, the investment methodologies followed by each of the New Specialist Managers and related factors. In concluding that approval of the JSAM and Breckinridge Agreements was appropriate, the Board did not rely upon any single factor, but gave substantial weight to Hirtle Callaghan’s recommendations and its views with respect to (i) the future ability of the respective Portfolios to capture the desired asset class for that firm’s clients; and, in the case of the Value Equity Portfolio, the contribution that JSAM would bring to this endeavor. With respect to the Aberdeen Agreement, the Board gave substantial weight to Hirtle Callaghan’s recommendation as well as the fact that approval of the Aberdeen Agreement would secure for the Fixed Income Portfolio the continued services of the individual portfolio managers who have been primarily

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2005 (Unaudited)

responsible for providing portfolio management services to that Portfolio since its inception. Based on the foregoing, the Board concluded that the anticipated contribution of the New Specialist Managers to the achievement of the investment objective of the Portfolio to which the respective Agreements merited approval of the Agreements.

The Board also determined that the rate at which each of the respective Specialist Managers is compensated for its services is reasonable. In reaching this conclusion, the Board had before it certain information with respect to the costs incurred by each of the New Specialist Managers in providing services under the respective Agreement, the profitability of such managers and/or fees charged by such managers to other institutional clients. The Board did not specifically rely on such information, however, but instead gave substantial weight to information demonstrating that the rate at which the relevant investment advisory organizations are compensated was arrived upon as a result of arms-length negotiations conducted by the officers of the Trust and Hirtle Callaghan. In the case of the JSAM Agreement, the Board also considered the anticipated level of assets that would be managed pursuant to the JSAM Agreement. The Board did not give substantial weight of the revenues to be received by the New Specialist Managers or their anticipated profitability given the absence of any operating history with these organizations. During the period, the Board also determined to hold a meeting of the Trust’s shareholders to approve or disapprove a new advisory agreement with Hirtle Callaghan. The proposed new agreement, which was first considered by the Board in June 2005, is substantially the same as the Hirtle Callaghan Contract but would give Hirtle Callaghan investment discretion with respect to the Trust’s assets. A Special Meeting of the Shareholders to consider this matter is expected to be held before June 30, 2006.

The Trust files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

THE HIRTLE CALLAGHAN TRUST

Trustees

DONALD E. CALLAGHAN*

JONATHAN J. HIRTLE*

ROSS H. GOODMAN

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

* “Interested	Person” as that term is defined in the Investment Company Act of 1940.

Sponsor	Counsel
Hirtle Callaghan & Co., Inc.	Drinker Biddle & Reath LLP
Five Tower Bridge	One Logan Square—18th & Cherry Streets
300 Barr Harbor Drive, Suite 500	Philadelphia, Pennsylvania 19103-6996
West Conshohocken, Pennsylvania 19428

Administrator and Distributor	Independent Registered Public Accounting Firm
BISYS Fund Services Ohio, Inc.	PricewaterhouseCoopers LLP
3435 Stelzer Road	100 East Broad Street
Columbus, Ohio 43219	Suite 2100
Columbus, Ohio 43215
Custodian
State Street Bank and Trust Company
Two World Financial Center
225 Liberty Street
New York, New York 10281

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/06

Item 2. Code of Ethics.

Not applicable – only for annual reports

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hirtle Callaghan Trust

By (Signature and Title)	/s/ Donald E. Callaghan
Donald E. Callaghan
Principal Executive Officer

Date: March 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Donald E. Callaghan
Donald E. Callaghan
Principal Executive Officer

Date: March 6, 2006

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion
Principal Financial Officer

Date: March 6, 2006